UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  800-643-9691


                      Date of fiscal year end: May 31, 2008

                   Date of reporting period: February 29, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.59%

STOCK FUNDS: 9.21%
      35,819  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $     1,563,491
      70,484  ING INTERNATIONAL VALUE FUND                                                                               1,182,717
      78,823  JOHN HANCOCK CLASSIC VALUE FUND                                                                            1,533,110
      73,729  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                     1,379,472
      88,102  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                        3,112,628
       9,583  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                   429,775
      44,006  THORNBURG INTERNATIONAL VALUE FUND                                                                         1,359,360

                                                                                                                        10,560,553
                                                                                                                   ---------------
AFFILIATED STOCK FUNDS: 8.96%
     149,593  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                 1,597,654
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                               3,087,000
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       1,265,664
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                       1,554,813
     126,942  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                                1,393,853
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        1,381,776

                                                                                                                        10,280,760
                                                                                                                   ---------------
BOND FUNDS: 14.47%
     115,170  ING GLOBAL REAL ESTATE FUND                                                                                2,217,019
     817,533  OPPENHEIMER INTERNATIONAL BOND FUND                                                                        5,461,121
     177,855  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                   3,565,993
     574,682  PIMCO HIGH YIELD FUND                                                                                      5,361,780

                                                                                                                        16,605,913
                                                                                                                   ---------------
AFFILIATED BOND FUNDS: 65.95%
   2,024,813  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                          21,705,992
   3,187,671  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                 32,354,856
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         21,603,446

                                                                                                                        75,664,294
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $112,037,138)                                                                         113,111,520
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 0.27%

US TREASURY BILLS: 0.27%
$     25,000  US TREASURY BILL^#                                                        3.10%        05/08/2008             24,917
      10,000  US TREASURY BILL^#                                                        3.11         05/08/2008              9,967
      10,000  US TREASURY BILL^#                                                        3.12         05/08/2008              9,967
      55,000  US TREASURY BILL^#                                                        2.25         05/08/2008             54,818
       5,000  US TREASURY BILL^#                                                        3.41         05/08/2008              4,982
     210,000  US TREASURY BILL^#                                                        2.04         08/07/2008            208,361

                                                                                                                           313,012
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $312,617)                                                                               313,012
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $112,349,755)*                                               98.86%                                          $   113,424,532

OTHER ASSETS AND LIABILITIES, NET                                   1.14                                                 1,312,479
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   114,737,011
                                                                  ------                                           ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 99.99%

STOCK FUNDS: 50.98%
     312,174  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $    13,626,388
     586,087  ING INTERNATIONAL VALUE FUND                                                                               9,834,545
     669,633  JOHN HANCOCK CLASSIC VALUE FUND                                                                           13,024,365
     676,003  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    12,648,016
     763,571  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       26,976,968
      83,229  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                 3,732,838
     382,024  THORNBURG INTERNATIONAL VALUE FUND                                                                        11,800,728

                                                                                                                        91,643,848
                                                                                                                   ---------------
AFFILIATED STOCK FUNDS: 49.01%
   1,296,681  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                13,848,552
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              27,095,582
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      10,989,805
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      13,192,629
   1,042,067  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               11,441,897
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       11,537,104

                                                                                                                        88,105,569
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $186,500,106)                                                                         179,749,417
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $186,500,106)*                                                  99.99%                                       $   179,749,417

OTHER ASSETS AND LIABILITIES, NET                                      0.01                                                 25,455
                                                                     ------                                        ---------------

TOTAL NET ASSETS                                                     100.00%                                       $   179,774,872
                                                                     ------                                        ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.76%

STOCK FUNDS: 37.37%
     229,161  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $    10,002,882
     436,228  ING INTERNATIONAL VALUE FUND                                                                               7,319,901
     503,264  JOHN HANCOCK CLASSIC VALUE FUND                                                                            9,788,489
     475,645  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                     8,899,324
     562,265  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       19,864,819
      61,623  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                 2,763,772
     290,239  THORNBURG INTERNATIONAL VALUE FUND                                                                         8,965,473

                                                                                                                        67,604,660
                                                                                                                   ---------------
AFFILIATED STOCK FUNDS: 36.30%
     948,682  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                10,131,920
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              19,841,023
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       8,128,925
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                       9,859,291
     799,569  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                                8,779,273
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        8,939,127

                                                                                                                        65,679,559
                                                                                                                   ---------------
BOND FUNDS: 11.54%
     185,375  ING GLOBAL REAL ESTATE FUND                                                                                3,568,475
     782,726  OPPENHEIMER INTERNATIONAL BOND FUND                                                                        5,228,611
     344,593  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                   6,909,083
     555,217  PIMCO HIGH YIELD FUND                                                                                      5,180,175

                                                                                                                        20,886,344
                                                                                                                   ---------------
AFFILIATED BOND FUNDS: 13.55%
   1,148,554  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                          12,312,495
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         12,196,489

                                                                                                                        24,508,984
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $188,187,920)                                                                         178,679,547
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 1.00%

US TREASURY BILLS: 1.00%
$    175,000  US TREASURY BILL^#                                                        3.10%        05/08/2008            174,419
      50,000  US TREASURY BILL^#                                                        3.11         05/08/2008             49,834
     215,000  US TREASURY BILL^#                                                        3.12         05/08/2008            214,287
      20,000  US TREASURY BILL^#                                                        3.22         05/08/2008             19,934
      25,000  US TREASURY BILL^#                                                        3.41         05/08/2008             24,917
   1,340,000  US TREASURY BILL^#                                                        2.06         08/07/2008          1,329,540

                                                                                                                         1,812,931
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,810,293)                                                                           1,812,931
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $189,998,213)*                                     99.76%                                                    $   180,492,478

OTHER ASSETS AND LIABILITIES, NET                         0.24                                                             428,771
                                                        ------                                                     ---------------

TOTAL NET ASSETS                                        100.00%                                                    $   180,921,249
                                                        ------                                                     ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.97%

STOCK FUNDS: 30.42%
     670,631  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $    29,273,056
   1,272,221  ING INTERNATIONAL VALUE FUND                                                                              21,347,861
   1,462,693  JOHN HANCOCK CLASSIC VALUE FUND                                                                           28,449,370
   1,385,687  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    25,926,203
   1,628,612  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       57,538,871
     179,038  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                 8,029,836
     837,075  THORNBURG INTERNATIONAL VALUE FUND                                                                        25,857,262

                                                                                                                       196,422,459
                                                                                                                   ---------------
AFFILIATED STOCK FUNDS: 29.53%
   2,784,718  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                29,740,786
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              57,689,108
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      23,617,893
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      28,338,609
   2,308,825  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               25,350,900
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       25,936,474

                                                                                                                       190,673,770
                                                                                                                   ---------------
BOND FUNDS: 15.13%
     660,541  ING GLOBAL REAL ESTATE FUND                                                                               12,715,409
   4,606,152  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       30,769,093
   1,186,276  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                  23,784,839
   3,266,496  PIMCO HIGH YIELD FUND                                                                                     30,476,409

                                                                                                                        97,745,750
                                                                                                                   ---------------

AFFILIATED BOND FUNDS: 23.89%
   7,492,413  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                          80,318,672
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         73,941,033

                                                                                                                       154,259,705
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $646,067,298)                                                                         639,101,684
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 1.04%

US TREASURY BILLS: 1.04%
$    180,000  US TREASURY BILL^#                                                        3.11%        05/08/2008            179,403
     230,000  US TREASURY BILL^#                                                        3.12         05/08/2008            229,237
     190,000  US TREASURY BILL^#                                                        3.22         05/08/2008            189,370
      95,000  US TREASURY BILL^#                                                        3.41         05/08/2008             94,685
     640,000  US TREASURY BILL^#                                                        3.10         05/08/2008            637,876
     255,000  US TREASURY BILL^#                                                        3.62         05/08/2008            254,154
   5,140,000  US TREASURY BILL^#                                                        2.06         08/07/2008          5,099,877

                                                                                                                         6,684,602
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,674,885)                                                                           6,684,602
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $652,742,183)*                                     100.01%                                                   $   645,786,286

OTHER ASSETS AND LIABILITIES, NET                         (0.01)                                                           (57,758)
                                                         ------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $   645,728,528
                                                         ------                                                    ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
-------------------------------------------------------------------------------

   WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 98.78%

STOCK FUNDS: 18.45%
     132,623  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $     5,788,979
     256,111  ING INTERNATIONAL VALUE FUND                                                                               4,297,546
     289,271  JOHN HANCOCK CLASSIC VALUE FUND                                                                            5,626,324
     273,696  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                     5,120,860
     327,547  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       11,572,230
      36,259  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                 1,626,223
     170,454  THORNBURG INTERNATIONAL VALUE FUND                                                                         5,265,332

                                                                                                                        39,297,494
                                                                                                                   ---------------
AFFILIATED STOCK FUNDS: 17.89%
     554,288  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                 5,919,798
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              11,506,807
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       4,750,611
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                       5,714,805
     466,158  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                                5,118,413
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        5,098,882

                                                                                                                        38,109,316
                                                                                                                   ---------------
BOND FUNDS: 14.96%
     214,351  ING GLOBAL REAL ESTATE FUND                                                                                4,126,254
   1,526,652  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       10,198,037
     375,734  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                   7,533,459
   1,073,638  PIMCO HIGH YIELD FUND                                                                                     10,017,047

                                                                                                                        31,874,797
                                                                                                                   ---------------
AFFILIATED BOND FUNDS: 47.48%
   2,839,388  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                          30,438,242
   3,978,262  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                 40,379,356
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         30,327,786

                                                                                                                       101,145,384
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $212,042,279)                                                                         210,426,991
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS: 0.72%

US TREASURY BILLS: 0.66%
$    120,000  US TREASURY BILL^#                                                        3.10%        05/08/2008            119,602
      30,000  US TREASURY BILL^#                                                        3.12         05/08/2008             29,900
      50,000  US TREASURY BILL^#                                                        3.22         05/08/2008             49,834
      20,000  US TREASURY BILL^#                                                        3.41         05/08/2008             19,934
      90,000  US TREASURY BILL^#                                                        3.62         05/08/2008             89,701
      70,000  US TREASURY BILL^#                                                        2.25         05/08/2008             69,768
     110,000  US TREASURY BILL^#                                                        3.11         05/08/2008            109,635
     915,000  US TREASURY BILL^#                                                        2.06         08/07/2008            907,858

                                                                                                                         1,396,232

SHARES
MUTUAL FUNDS: 0.06%
     138,653  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                            $       138,653
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,532,724)                                                                           1,534,885
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
-------------------------------------------------------------------------------

   WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $213,575,003)*                                      99.50%                                                   $   211,961,876

OTHER ASSETS AND LIABILITIES, NET                          0.50                                                          1,062,098
                                                         ------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $   213,023,974
                                                         ------                                                    ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 99.78%

STOCK FUNDS: 59.17%
   1,121,941  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $    48,972,715
   4,382,911  ING INTERNATIONAL VALUE FUND                                                                              73,545,244
   2,426,359  JOHN HANCOCK CLASSIC VALUE FUND                                                                           47,192,686
     486,485  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                     9,102,136
     679,326  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       24,000,593
     617,021  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                27,673,410
   2,911,309  THORNBURG INTERNATIONAL VALUE FUND                                                                        89,930,322

                                                                                                                       320,417,106
                                                                                                                   ---------------

AFFILIATED STOCK FUNDS: 40.61%
   1,163,216  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                12,423,142
         N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              96,405,704
         N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      81,307,361
         N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      11,838,683
     809,090  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                                8,883,810
         N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        9,059,801

                                                                                                                       219,918,501
                                                                                                                   ---------------

TOTAL INVESTMENT COMPANIES (COST $580,794,040)                                                                         540,335,607
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $580,794,040)*                                      99.78%                                                   $   540,335,607

OTHER ASSETS AND LIABILITIES, NET                          0.22                                                          1,216,480
                                                         ------                                                    ----------------

TOTAL NET ASSETS                                         100.00%                                                   $   541,552,087
                                                         ------                                                    ----------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

      The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Capital gain distributions from underlying funds are treated as realized gains.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
         N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                   6,109,042
         N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                      42,523,595
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         12,165,522

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $59,923,869)                                                    60,798,159
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $59,923,869)*                                                     100.01%                                    $    60,798,159

OTHER ASSETS AND LIABILITIES, NET                                        (0.01)                                             (5,109)
                                                                        ------                                     ---------------

TOTAL NET ASSETS                                                        100.00%                                    $    60,793,050
                                                                        ------                                     ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.59%
$    500,000  DB MASTER FINANCE LLC SERIES 2006-1 CLASS M1++                            8.29%        06/20/2031    $       444,995

TOTAL ASSET BACKED SECURITIES (COST $499,992)                                                                              444,995
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 78.21%

AGRICULTURAL PRODUCTION CROPS: 1.38%
     200,000  DOLE FOOD COMPANY INCORPORATED                                            7.25         06/15/2010            164,000
     425,000  DOLE FOOD COMPANY INCORPORATED                                            8.63         05/01/2009            374,000
     600,000  DOLE FOOD COMPANY INCORPORATED<<                                          8.88         03/15/2011            504,000

                                                                                                                         1,042,000
                                                                                                                   ---------------
AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED: 0.61%
     300,000  PILGRIM'S PRIDE CORPORATION                                               7.63         05/01/2015            286,500
     200,000  PILGRIM'S PRIDE CORPORATION                                               8.38         05/01/2017            176,000

                                                                                                                           462,500
                                                                                                                   ---------------
AMUSEMENT & RECREATION SERVICES: 0.69%
     530,000  SPEEDWAY MOTORSPORTS INCORPORATED                                         6.75         06/01/2013            516,750
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.12%
     100,000  PAYLESS SHOESOURCE INCORPORATED                                           8.25         08/01/2013             91,000
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 2.03%
     510,000  ASBURY AUTOMOTIVE GROUP INCORPORATED                                      7.63         03/15/2017            402,900
     125,000  GROUP 1 AUTOMOTIVE INCORPORATED                                           8.25         08/15/2013            118,750
     575,000  SONIC AUTOMOTIVE INCORPORATED SERIES B                                    8.63         08/15/2013            535,469
     550,000  UNITED AUTO GROUP INCORPORATED                                            7.75         12/15/2016            470,250

                                                                                                                         1,527,369
                                                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.24%
     220,000  ALLISON TRANSMISSION INCORPORATED                                        11.25         11/01/2015            180,950
                                                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.42%
     100,000  ESCO CORPORATION++                                                        8.63         12/15/2013             95,500
     250,000  ESCO CORPORATION+++/-                                                     8.87         12/15/2013            221,250

                                                                                                                           316,750
                                                                                                                   ---------------
BUSINESS SERVICES: 5.55%
     350,000  AFFINITY GROUP INCORPORATED                                               9.00         02/15/2012            315,000
      50,000  AFFINITY GROUP INCORPORATED##                                            10.88         02/15/2012             50,000
     685,000  FIRST DATA CORPORATION++<<                                                9.88         09/24/2015            594,238
     850,000  KAR HOLDINGS INCORPORATED++                                              10.00         05/01/2015            735,250
     300,000  LAMAR MEDIA CORPORATION SERIES C                                          6.63         08/15/2015            276,000
     350,000  NCO GROUP INCORPORATED                                                   11.88         11/15/2014            301,000
     475,000  OPEN SOLUTIONS INCORPORATED++                                             9.75         02/01/2015            375,250
     200,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                           6.80         10/01/2016            193,000
     200,000  SUNGARD DATA SYSTEMS INCORPORATED                                         3.75         01/15/2009            196,000
   1,150,000  SUNGARD DATA SYSTEMS INCORPORATED                                        10.25         08/15/2015          1,144,250

                                                                                                                         4,179,988
                                                                                                                   ---------------
CASINO & GAMING: 2.80%
     250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                               8.00         11/15/2013            230,000
     120,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+++/-                            8.24         11/15/2012            106,800
     400,000  MGM MIRAGE INCORPORATED                                                   6.00         10/01/2009            398,000
     200,000  MTR GAMING GROUP INCORPORATED SERIES B                                    9.00         06/01/2012            176,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CASINO & GAMING (continued)
$    605,000  PENN NATIONAL GAMING INCORPORATED                                         6.88%        12/01/2011    $       574,750
     100,000  RIVER ROCK ENTERTAINMENT AUTHORITY                                        9.75         11/01/2011            102,250
     425,000  SAN PASQUAL CASINO++<<                                                    8.00         09/15/2013            391,000
     134,000  WYNN LAS VEGAS LLC                                                        6.63         12/01/2014            128,640

                                                                                                                         2,107,440
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 1.61%
     275,000  AMERICAN PACIFIC CORPORATION                                              9.00         02/01/2015            266,750
     150,000  HUNTSMAN INTERNATIONAL LLC                                                7.88         11/15/2014            155,250
     265,000  INNOPHOS INCORPORATED                                                     8.88         08/15/2014            258,375
     250,000  MOSAIC COMPANY++                                                          7.38         12/01/2014            265,625
     250,000  MOSAIC COMPANY++<<                                                        7.63         12/01/2016            268,750

                                                                                                                         1,214,750
                                                                                                                   ---------------
COMMUNICATIONS: 15.53%
     545,000  AMERICAN TOWER CORPORATION++<<                                            7.00         10/15/2017            543,638
     640,000  BARRINGTON BROADCASTING GROUP LLC AND BARRINGTON BROADCASTING
              CAPITAL CORPORATION                                                      10.50         08/15/2014            579,200
     600,000  CENTENNIAL COMMUNICATIONS CORPORATION                                    10.00         01/01/2013            579,000
   1,245,000  CHARTER COMMUNICATION OPT LLC CAPITAL++<<                                 8.00         04/30/2012          1,157,850
     525,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                                   8.38         04/30/2014            483,000
     325,000  CITIZENS COMMUNICATIONS COMPANY                                           7.05         10/01/2046            237,250
      35,000  CITIZENS COMMUNICATIONS COMPANY                                           7.13         03/15/2019             31,850
     200,000  CRICKET COMMUNICATIONS INCORPORATED                                       9.38         11/01/2014            178,000
     250,000  CRICKET COMMUNICATIONS INCORPORATED++                                     9.38         11/01/2014            222,500
     275,000  CSC HOLDINGS INCORPORATED                                                 6.75         04/15/2012            265,375
      50,000  CSC HOLDINGS INCORPORATED SERIES B<<                                      7.63         04/01/2011             49,688
      50,000  DIRECTV HOLDINGS/FINANCE                                                  6.38         06/15/2015             46,375
     500,000  DIRECTV HOLDINGS/FINANCE                                                  8.38         03/15/2013            515,000
     350,000  ECHOSTAR DBS CORPORATION                                                  7.13         02/01/2016            343,875
     300,000  FISHER COMMUNICATIONS INCORPORATED                                        8.63         09/15/2014            302,250
     395,000  INTELSAT CORPORATION                                                      9.00         06/15/2016            395,000
     660,000  L-3 COMMUNICATIONS CORPORATION                                            6.38         10/15/2015            655,050
     250,000  LBI MEDIA INCORPORATED++                                                  8.50         08/01/2017            218,750
     825,000  METROPCS WIRELESS INCORPORATED                                            9.25         11/01/2014            726,000
   1,005,000  PANAMSAT CORPORATION                                                      9.00         08/15/2014          1,005,000
     155,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                           7.25         02/15/2011            153,063
     285,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                  7.50         02/15/2014            277,163
     150,000  QWEST CORPORATION                                                         7.50         10/01/2014            148,500
     480,000  QWEST CORPORATION                                                         7.63         06/15/2015            476,400
     275,000  QWEST CORPORATION+/-                                                      8.61         06/15/2013            264,688
     200,000  RURAL CELLULAR CORPORATION                                                8.25         03/15/2012            206,000
   1,305,000  RURAL CELLULAR CORPORATION                                                9.88         02/01/2010          1,340,888
     300,000  TIME WARNER TELECOMMUNICATION HOLDINGS                                    9.25         02/15/2014            300,000

                                                                                                                        11,701,353
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 1.19%
     950,000  CHEVY CHASE BANK FSB                                                      6.88         12/01/2013            895,375
                                                                                                                   ---------------
EATING & DRINKING PLACES: 1.67%
   1,400,000  O'CHARLEYS INCORPORATED                                                   9.00         11/01/2013          1,260,000
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.27%
     350,000  ALLIED WASTE NORTH AMERICA                                                6.38         04/15/2011            343,000
     300,000  ALLIED WASTE NORTH AMERICA                                                6.50         11/15/2010            296,250
     100,000  EL PASO CORPORATION                                                       6.88         06/15/2014            102,256
     475,000  EL PASO CORPORATION                                                       7.00         06/15/2017            490,287
     450,000  EL PASO PERFORMANCE-LINKED TRUST++                                        7.75         07/15/2011            466,795
     350,000  FERRELLGAS PARTNERS LP                                                    6.75         05/01/2014            341,688

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$    200,000  NEVADA POWER COMPANY SERIES O                                             6.50%        05/15/2018    $       207,831
     605,000  NRG ENERGY INCORPORATED                                                   7.25         02/01/2014            590,631
     700,000  NRG ENERGY INCORPORATED                                                   7.38         02/01/2016            674,625
     475,000  NRG ENERGY INCORPORATED                                                   7.38         01/15/2017            457,188

                                                                                                                         3,970,551
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.52%
     400,000  BALDOR ELECTRIC COMPANY                                                   8.63         02/15/2017            392,000
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.21%
     400,000  CORNELL COMPANIES INCORPORATED                                           10.75         07/01/2012            418,000
     500,000  LVB ACQUISITION MERGER INCORPORATED++                                    11.63         10/15/2017            491,875

                                                                                                                           909,875
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 1.38%
     100,000  CONSTELLATION BRANDS INCORPORATED                                         7.25         09/01/2016             96,750
     650,000  REYNOLDS AMERICAN INCORPORATED                                            7.63         06/01/2016            688,340
     270,000  SMITHFIELD FOODS INCORPORATED                                             7.75         07/01/2017            256,500

                                                                                                                         1,041,590
                                                                                                                   ---------------
HEALTH SERVICES: 3.16%
     945,000  COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                           8.88         07/15/2015            927,281
     250,000  HCA INCORPORATED                                                          9.13         11/15/2014            255,000
     500,000  HCA INCORPORATED                                                          9.25         11/15/2016            512,500
     200,000  SUN HEALTHCARE GROUP INCORPORATED                                         9.13         04/15/2015            192,500
     175,000  TENET HEALTHCARE CORPORATION                                              6.38         12/01/2011            156,844
     160,000  TENET HEALTHCARE CORPORATION                                              6.88         11/15/2031            110,400
     240,000  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED                       8.88         05/01/2017            225,600

                                                                                                                         2,380,125
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.25%
     200,000  PINNACLE FOODS FINANCE LLC PINNACLE FOODS FINANCE CORPORATION<<          10.63         04/01/2017            155,500
     905,000  SHERIDAN ACQUISITION CORPORATION                                         10.25         08/15/2011            787,350

                                                                                                                           942,850
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.52%
     500,000  USI HOLDINGS CORPORATION++                                                9.75         05/15/2015            390,625
                                                                                                                   ---------------
INSURANCE CARRIERS: 1.07%
     400,000  CENTENE CORPORATION                                                       7.25         04/01/2014            388,000
     450,000  MULTIPLAN INCORPORATED++                                                 10.38         04/15/2016            416,250

                                                                                                                           804,250
                                                                                                                   ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.70%
     625,000  CORRECTIONS CORPORATION OF AMERICA                                        6.25         03/15/2013            623,438
     130,000  CORRECTIONS CORPORATION OF AMERICA                                        6.75         01/31/2014            130,650
     525,000  GEO GROUP INCORPORATED                                                    8.25         07/15/2013            526,969

                                                                                                                         1,281,057
                                                                                                                   ---------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.64%
     515,000  RURAL METRO CORPORATION                                                   9.88         03/15/2015            484,100
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.88%
$    700,000  COOPER COMPANIES INCORPORATED                                             7.13%        02/15/2015    $       665,000
                                                                                                                   ---------------
METAL MINING: 0.95%
     150,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                               8.25         04/01/2015            157,688
     530,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                               8.38         04/01/2017            561,800

                                                                                                                           719,488
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.02%
     860,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                                   8.50         01/15/2013            771,850
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 1.13%
     375,000  AMERIGAS PARTNERS LP                                                      7.13         05/20/2016            365,625
     360,000  AMERIGAS PARTNERS LP                                                      7.25         05/20/2015            354,600
     125,000  RITE AID CORPORATION                                                      9.50         06/15/2017             95,625
      50,000  TOYS R US INCORPORATED                                                    7.88         04/15/2013             37,000

                                                                                                                           852,850
                                                                                                                   ---------------
MOTION PICTURES: 1.26%
     650,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                   8.63         08/15/2012            650,000
     602,000  MUZAK FINANCE CORPORATION LLC(I)                                         13.00         03/15/2010            301,000

                                                                                                                           951,000
                                                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.09%
      70,000  TRAILER BRIDGE INCORPORATED(I)                                            9.25         11/15/2011             70,000
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.25%
     230,000  CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS HOLDINGS INCORPORATED          9.75         04/01/2012            241,213
     845,000  FORD MOTOR CREDIT COMPANY LLC<<                                           7.00         10/01/2013            693,383
     400,000  FORD MOTOR CREDIT COMPANY LLC                                             7.25         10/25/2011            342,118
     550,000  FORD MOTOR CREDIT COMPANY LLC                                             8.00         12/15/2016            450,432
     450,000  GMAC LLC<<                                                                6.75         12/01/2014            338,944
   1,020,000  GMAC LLC                                                                  8.00         11/01/2031            771,112
     375,000  NSG HOLDINGS LLC/NSG HOLDINGS INCORPORATED++                              7.75         12/15/2025            363,281

                                                                                                                         3,200,483
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 4.12%
     350,000  CALFRAC HOLDINGS LP++                                                     7.75         02/15/2015            311,500
     225,000  CHESAPEAKE ENERGY CORPORATION<<                                           6.63         01/15/2016            219,094
     650,000  CHESAPEAKE ENERGY CORPORATION<<                                           6.88         11/15/2020            625,625
     475,000  MARKWEST ENERGY PARTNERS LP SERIES B                                      8.50         07/15/2016            473,813
   1,100,000  SABINE PASS LNG LP                                                        7.50         11/30/2016          1,078,000
     425,000  SWIFT ENERGY COMPANY                                                      7.13         06/01/2017            395,250

                                                                                                                         3,103,282
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 1.11%
     100,000  ABITIBIBOWATER INCORPORATED                                               9.38         12/15/2021             62,000
     300,000  GRAHAM PACKAGING COMPANY INCORPORATED<<                                   9.88         10/15/2014            255,750
     600,000  NEENAH PAPER INCORPORATED                                                 7.38         11/15/2014            522,000

                                                                                                                           839,750
                                                                                                                   ---------------
PERSONAL SERVICES: 1.50%
     350,000  MAC-GRAY CORPORATION                                                      7.63         08/15/2015            332,500
     100,000  SERVICE CORPORATION INTERNATIONAL                                         7.63         10/01/2018            103,250

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
PERSONAL SERVICES (continued)
$    700,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                              7.50%        06/15/2017    $       694,750

                                                                                                                         1,130,500
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.37%
     275,000   HILCORP ENERGY LP HILCORP FINANCE COMPANY++                              9.00         06/01/2016            275,000
                                                                                                                   ---------------
PIPELINES: 0.90%
     300,000   KINDER MORGAN INCORPORATED                                               7.45         03/01/2049            273,750
     400,000   WILLIAMS COMPANIES INCORPORATED+++/-                                     6.73         10/01/2010            407,000

                                                                                                                           680,750
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.68%
     511,000   DEX MEDIA WEST LLC/DEX MEDIA WEST FINANCE COMPANY SERIES B               9.88         08/15/2013            429,240
     650,000   IDEARC INCORPORATED                                                      8.00         11/15/2016            383,500
     100,000   NIELSEN FINANCE LLC NIELSEN FINANCE COMPANY                             10.00         08/01/2014             96,500
     425,000   NIELSEN FINANCE LLC NIELSEN FINANCE COMPANY^                            13.07         08/01/2016            269,875
     140,000   R.H. DONNELLEY CORPORATION SERIES A-3                                    8.88         01/15/2016             83,300

                                                                                                                         1,262,415
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.39%
     175,000   BF SAUL REIT                                                             7.50         03/01/2014            161,000
     200,000   HOST MARRIOTT LP                                                         7.13         11/01/2013            197,000
     225,000   HOST MARRIOTT LP SERIES M                                                7.00         08/15/2012            219,375
     500,000   HOST MARRIOTT LP SERIES Q                                                6.75         06/01/2016            473,750

                                                                                                                         1,051,125
                                                                                                                   ---------------
RENTAL AUTO/EQUIPMENT: 0.55%
     500,000   H&E EQUIPMENT SERVICES INCORPORATED<<                                    8.38         07/15/2016            415,000
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.10%
      75,000   GOODYEAR TIRE & RUBBER COMPANY                                           7.86         08/15/2011             75,938
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.88%
   1,560,000   NUVEEN INVESTMENT INCORPORATED++                                        10.50         11/15/2015          1,417,650
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.23%
     400,000   CROWN CORK & SEAL COMPANY INCORPORATED                                   8.00         04/15/2023            382,000
     525,000   OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                              8.25         05/15/2013            543,375

                                                                                                                           925,375
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 0.20%
     150,650   CONTINENTAL AIRLINES INCORPORATED SERIES 00-1                            8.50         05/01/2011            148,390
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 1.64%
     225,000   ALTRA INDUSTRIAL MOTION INCORPORATED                                     9.00         12/01/2011            216,000
     275,000   FORD MOTOR COMPANY<<                                                     7.45         07/16/2031            187,688
   1,085,000   GENERAL MOTORS CORPORATION<<                                             8.38         07/15/2033            830,025

                                                                                                                         1,233,713
                                                                                                                   ---------------

WATER TRANSPORTATION: 1.14%
     500,000   GULFMARK OFFSHORE INCORPORATED                                           7.75         07/15/2014            508,750
     385,000   OVERSEAS SHIPHOLDING GROUP                                               7.50         02/15/2024            351,313

                                                                                                                           860,063
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
WHOLESALE TRADE-DURABLE GOODS: 0.26%
$    200,000   IKON OFFICE SOLUTIONS INCORPORATED+++/-                                  9.93%        01/01/2012    $       196,750
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $63,238,059)                                                                        58,939,620
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS@: 2.86%
      75,000   ABITIBI CONSOLIDATED INCORPORATED<<                                      5.25         06/20/2008             63,094
     180,000   ABITIBI CONSOLIDATED INCORPORATED<<                                      6.95         04/01/2008            158,400
     425,000   INTELSAT (BERMUDA) LIMITED                                              11.25         06/15/2016            423,406
     825,000   INTELSAT LIMITED                                                         5.25         11/01/2008            831,188
      35,000   KINDER MORGAN FINANCE COMPANY ULC                                        6.40         01/05/2036             31,500
     325,000   NXP BV/NXP FUNDING LLC<<                                                 9.50         10/15/2015            269,549
      25,000   VIDEOTRON LTEE                                                           6.38         12/15/2015             23,188
     365,000   VIDEOTRON LTEE                                                           6.88         01/15/2014            354,050

TOTAL FOREIGN CORPORATE BONDS (COST $2,252,953)                                                                          2,154,375
                                                                                                                   ---------------
TERM LOANS: 14.48%
      93,870   ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                           4.60         03/28/2014             87,417
     156,130   ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                           5.05         03/28/2014            146,294
      50,000   AWINS GROUP TERM LOAN                                                    5.59         06/08/2013             34,500
     250,000   AZ CHEMICAL US INCORPORATED 2ND LIEN TERM LOAN                          10.57         02/28/2014            150,000
       1,124   BALDOR ELECTRIC COMPANY TERM LOAN                                        5.06         01/31/2014              1,054
   1,143,117   CALPINE CORPORATION DIP TERM LOAN B                                      7.08         03/29/2009          1,019,192
     650,000   CHARTER COMMUNICATIONS CORPORATION 3RD LIEN TERM LOAN                    7.34         03/01/2014            511,875
     175,000   CHARTER COMMUNICATIONS OPERATING LLC 1ST LIEN (REFINANCE) TERM
               LOAN                                                                     5.26         03/06/2014            153,360
     122,736   COVANTA ENERGY CORPORATION SYNTHETIC LOC TERM LOAN                       4.60         02/02/2014            112,917
     249,404   COVANTA ENERGY CORPORATION TERM LOAN B                                   5.87         02/02/2014            229,452
     829,140   CSC HOLDINGS INCORPORATED TERM LOAN                                      6.90         03/23/2013            762,394
     200,938   DOMTAR CORPORATION TERM LOAN                                             4.49         03/05/2014            186,787
     500,000   DYNEGY HOLDINGS INCORPORATED SYNTHETIC LOC TERM LOAN                     4.76         04/02/2013            449,690
     500,000   EMDEON BUSINESS SERVICES LLC 2ND LIEN TERM LOAN                          9.83         05/16/2014            427,500
     299,244   GENERAL MOTORS CORPORATION TERM LOAN B                                   7.06         12/15/2013            261,914
   1,090,209   GEORGIA-PACIFIC TERM LOAN B2                                             6.84         12/20/2012          1,004,584
     396,000   HCA INCORPORATED SERIES B TERM LOAN                                      7.08         11/14/2013            362,637
     125,000   KEPLER HOLDINGS TERM LOAN                                               10.33         06/30/2009            122,500
     498,744   LPL HOLDINGS INCORPORATED TERM LOAN B                                    6.83         06/27/2013            441,388
     129,509   NIELSEN FINANCE LLC TERM LOAN                                            5.39         08/09/2013            113,806
     317,138   NRG ENERGY INCORPORATED TERM LOAN B1                                     6.58         02/01/2013            292,128
     146,421   NRG ENERGY INCORPORATED TERM LOAN L                                      6.48         02/02/2011            134,122
     148,125   OSHKOSH TRUCK CORPORATION TERM LOAN                                      6.90         12/06/2013            137,571
     500,000   RAILAMERICA INCORPORATED T1 RRA TERM LOAN                                5.32         08/14/2008            467,500
     241,996   REYNOLDS & REYNOLDS COMPANY TERM LOAN                                    6.84         10/24/2012            211,746
     250,000   SANDRIDGE ENERGY INCORPORATED SENIOR SECURED TERM LOAN                   8.63         04/01/2015            241,875
     142,464   SUNGARD ADD-ON TERM LOAN B                                               5.16         02/28/2014            128,930
     601,732   SUNGARD DATA SYSTEMS TERM LOAN B                                         5.16         02/11/2013            556,036
     450,000   THE GOODYEAR TIRE & RUBBER COMPANY 2ND LIEN TERM LOAN                    6.43         04/30/2014            407,111
     790,000   TOYS R US TERM LOAN                                                      6.26         12/01/2008            716,269
     667,016   WASTE SERVICES INCORPORATED TRANCHE B TERM LOAN                          7.40         04/30/2011            620,325
     461,964   WESTERN REFINING INCORPORATED TERM LOAN B                                4.99         03/07/2014            418,065

TOTAL TERM LOANS (COST $12,077,186)                                                                                     10,910,939
                                                                                                                   ---------------

SHARES
PREFERRED STOCK: 0.00%
           1   ION MEDIA NETWORKS INCORPORATED##                                                                             1,405

TOTAL PREFERRED STOCKS (COST $1,688)                                                                                         1,405
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
COLLATERAL FOR SECURITIES LENDING: 9.33%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.32%
       4,158   AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                         $         4,158
     149,717   BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   149,717
      85,552   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       85,552

                                                                                                                           239,427
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 9.01%
$     17,324   AMSTERDAM FUNDING CORPORATION                                            3.30%        03/17/2008             17,299
      85,552   APRECO LLC                                                               3.20         03/10/2008             85,484
     192,493   ATLANTIC ASSET SECURITIZATION CORPORATION                                3.28         03/17/2008            192,212
      53,470   BANCO SANTANDER TOTTA LOAN+++/-                                          3.13         10/15/2008             53,406
     327,238   BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $327,326)                                                3.23         03/03/2008            327,238
      53,470   BANK OF IRELAND+++/-                                                     3.06         10/14/2008             53,422
      42,776   BNP PARIBAS+/-                                                           3.14         08/07/2008             42,720
     145,439   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $145,477)                                                3.17         03/03/2008            145,439
     235,269   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $235,332)                                                3.21         03/03/2008            235,269
     106,941   CAFCO LLC++                                                              3.32         03/11/2008            106,842
      64,164   CANCARA ASSET SECURITIZATION LIMITED                                     3.33         03/18/2008             64,064
      21,388   CANCARA ASSET SECURITIZATION LIMITED                                     3.35         03/05/2008             21,380
      10,908   CHARTA LLC++                                                             3.36         03/24/2008             10,885
     139,023   CHEYNE FINANCE LLC+++/-^^(A)(I)                                          5.12         02/25/2008            125,120
     106,941   CHEYNE FINANCE LLC+++/-^^(A)(I)                                          5.18         05/19/2008             96,246
      35,504   CLIPPER RECEIVABLES CORPORATION++                                        3.30         03/04/2008             35,494
     342,210   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $342,302)                                 3.23         03/03/2008            342,210
     160,411   CULLINAN FINANCE CORPORATION+++/-                                        3.21         08/04/2008            159,809
     380,708   DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $380,810)                                                3.23         03/03/2008            380,708
      53,470   EUREKA SECURITIZATION INCORPORATED                                       3.25         03/14/2008             53,408
     228,853   FAIRWAY FINANCE CORPORATION++                                            3.33         03/12/2008            228,620
      96,655   FALCON ASSET SECURITIZATION CORPORATION++                                3.20         03/10/2008             96,578
      19,249   FALCON ASSET SECURITIZATION CORPORATION                                  3.20         03/11/2008             19,232
      86,780   FALCON ASSET SECURITIZATION CORPORATION                                  3.31         03/26/2008             86,581
     213,881   FIVE FINANCE INCORPORATED+++/-                                           4.50         07/09/2008            212,850
      55,183   GALLEON CAPITAL LLC++                                                    3.30         03/07/2008             55,153
     162,550   GALLEON CAPITAL LLC++                                                    3.40         03/05/2008            162,488
      37,643   GEMINI SECURITIZATION INCORPORATED++                                     3.30         03/13/2008             37,602
     216,020   GRAMPIAN FUNDING LIMITED                                                 3.23         03/06/2008            215,923
     235,269   GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
               102% COLLATERALIZED (MATURITY VALUE $235,332)                            3.20         03/03/2008            235,269
      21,388   HARRIER FINANCE FUNDING LLC+/-                                           3.16         04/25/2008             21,388
     139,023   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            3.20         10/16/2008            139,023
      53,470   INTESA BANK (IRELAND) PLC+++/-                                           3.15         10/24/2008             53,416
     145,439   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $145,478)                                                3.18         03/03/2008            145,439
     233,815   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $233,878)                                                3.22         03/03/2008            233,815
      21,388   KESTREL FUNDING US LLC+/-                                                3.16         04/25/2008             21,388
     106,941   LINKS FINANCE LLC+++/-                                                   3.22         08/15/2008            106,065
     327,238   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
               COLLATERALIZED (MATURITY VALUE $327,325)                                 3.20         03/03/2008            327,238
     106,941   MONT BLANC CAPITAL CORPORATION                                           3.37         03/25/2008            106,701
       9,892   MORGAN STANLEY+/-                                                        3.25         10/15/2008              9,890
     117,635   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $117,666)                                                3.21         03/03/2008            117,635

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)

 $     4,458   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
               (MATURITY VALUE $4,459)                                                  3.18%        03/03/2008    $         4,458
     106,941   NORTHERN ROCK PLC+++/-                                                   3.27         10/03/2008            106,150
      71,094   OLD LINE FUNDING CORPORATION++                                           3.30         03/04/2008             71,075
       8,651   RACERS TRUST SERIES 2004-6-MM+++/-                                       3.27         03/22/2008              8,640
     192,493   SCALDIS CAPITAL LIMITED                                                  3.29         03/20/2008            192,160
      76,997   SEDNA FINANCE INCORPORATED+++/-                                          3.14         04/10/2008             76,898
      64,164   SHEFFIELD RECEIVABLES CORPORATION                                        3.22         03/06/2008             64,136
      85,552   SHEFFIELD RECEIVABLES CORPORATION++                                      3.32         03/12/2008             85,466
      54,540   SHIPROCK FINANCE SERIES 2007-4A+++/-                                     3.19         04/11/2008             54,483
      42,776   SLM CORPORATION+++/-                                                     3.16         05/12/2008             42,643
      21,388   SOLITAIRE FUNDING LLC                                                    3.37         03/17/2008             21,356
      66,303   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                              5.27         04/03/2008             59,116
     106,941   STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                              5.47         02/15/2008             95,348
     213,881   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                     3.32         03/03/2008            213,842
       7,272   TULIP FUNDING CORPORATION                                                3.35         03/17/2008              7,261
      53,470   UNICREDITO ITALIANO BANK (IRELAND)+/-                                    3.14         11/14/2008             53,425
      53,470   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                       3.19         10/08/2008             53,432
      60,956   VERSAILLES CDS LLC++                                                     3.60         03/11/2008             60,895
      91,969   VICTORIA FINANCE LLC+++/-^^(A)(I)                                        3.58         07/28/2008             81,999
      53,470   VICTORIA FINANCE LLC+++/-^^(A)(I)                                        3.61         08/07/2008             47,674
     106,941   WHITE PINE FINANCE LLC+++/-^^(A)(I)                                      5.24         02/22/2008            101,593
      85,552   WINDMILL FUNDING CORPORATION++                                           3.33         03/24/2008             85,369
      25,666   YORKTOWN CAPITAL LLC                                                     3.50         03/06/2008             25,653

                                                                                                                         6,794,021
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,088,131)                                                                7,033,448
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 1.29%
     968,098   WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++                                                                 968,098
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $968,098)                                                                               968,098
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $86,126,107)*                                     106.76%                                                    $    80,452,880

OTHER ASSETS AND LIABILITIES, NET                        (6.76)                                                         (5,094,502)
                                                        ------                                                     ---------------

TOTAL NET ASSETS                                        100.00%                                                    $    75,358,378
                                                        ------                                                     ---------------



++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

## PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $968,098.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING: 7.25%
$  1,795,000  FHLMC<<                                                                   5.13%        08/23/2010    $     1,904,526
   2,080,000  FNMA<<                                                                    4.75         11/19/2012          2,210,955

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,910,514)                                                                  4,115,481
                                                                                                                   ---------------
AGENCY SECURITIES: 36.23%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.70%
     434,066  FHLMC #1J1263<<+/-                                                        5.83         01/01/2036            441,420
       1,805  FHLMC #C00922                                                             8.00         02/01/2030              1,962
     376,288  FHLMC #H01396                                                             6.50         02/01/2036            388,888
     690,000  FHLMC TBA@@                                                               6.00         03/01/2038            704,663

                                                                                                                         1,536,933
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 33.52%
     390,000  FNMA<<                                                                    6.00         05/15/2011            426,843
     604,870  FNMA                                                                      6.50         07/01/2037            623,800
     771,975  FNMA                                                                      6.50         07/01/2037            796,135
     439,634  FNMA # 886087                                                             6.50         07/01/2036            455,876
   1,658,142  FNMA #725715                                                              5.50         08/01/2034          1,672,009
   1,344,567  FNMA #735230                                                              5.50         02/01/2035          1,355,812
     284,342  FNMA #831621                                                              7.00         07/01/2036            299,350
     902,197  FNMA #863727+/-                                                           5.34         01/01/2036            944,143
     501,804  FNMA #886686+/-                                                           6.15         08/01/2036            517,250
     469,632  FNMA #888022<<                                                            5.00         02/01/2036            463,639
   1,014,346  FNMA #888538<<                                                            5.50         01/01/2037          1,021,465
     336,817  FNMA #892283<<+/-                                                         5.86         09/01/2036            347,115
     417,758  FNMA #894157                                                              6.50         10/01/2036            433,192
     295,544  FNMA #894199                                                              6.50         10/01/2036            306,463
     252,778  FNMA #895998                                                              6.50         07/01/2036            262,117
     171,763  FNMA #900560                                                              6.50         09/01/2036            178,109
     190,468  FNMA #902200                                                              6.50         11/01/2036            197,505
     789,852  FNMA #918447                                                              5.50         05/01/2022            807,762
     274,663  FNMA #943768                                                              6.50         10/01/2037            283,259
     548,351  FNMA #953472                                                              6.50         10/01/2037            565,513
   1,715,000  FNMA TBA@@                                                                5.00         03/01/2037          1,688,740
   1,265,000  FNMA TBA@@                                                                5.50         03/01/2022          1,292,672
   2,445,000  FNMA TBA@@                                                                6.00         04/01/2036          2,497,719
   1,539,000  FNMA TBA@@                                                                6.50         03/01/2038          1,594,789

                                                                                                                        19,031,277
                                                                                                                   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.01%
       2,993  GNMA #516121                                                              7.50         12/15/2029              3,231
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $20,199,692)                                                                              20,571,441
                                                                                                                   ---------------
ASSET BACKED SECURITIES: 3.67%
     380,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           4.63         11/15/2011            377,830
     430,000  CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                           3.19         07/15/2014            415,653
     285,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1               5.50         03/24/2017            239,341
     245,215  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-              3.35         02/15/2036            213,959
     495,000  FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                 3.87         11/15/2012            492,834
     346,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-             3.11         09/15/2011            343,332

TOTAL ASSET BACKED SECURITIES (COST $2,181,774)                                                                          2,082,949
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.47%
   5,836,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-4
              CLASS XP+/-(C)                                                            0.69         07/10/2042             99,591
     342,674  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-            4.80         09/25/2035            342,910

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    373,254  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-            5.24%        12/25/2035    $       374,442
     500,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
              CLASS 2A2+/-                                                              3.24         05/15/2036            430,843
     156,440  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-          3.20         11/25/2036            153,103
     185,239  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
              CLASS 2A2A+/-                                                             5.54         03/20/2036            180,858
     355,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
              CLASS A3+/-                                                               6.02         06/15/2038            350,145
   2,955,293  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
              1998-C2 CLASS AX+/-(C)                                                    0.85         11/15/2030             25,692
     288,055  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
              CLASS A2                                                                  7.39         12/15/2031            296,064
     597,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                                5.50         09/25/2011            636,990
     213,956  FNMA SERIES 2003-W14 CLASS 2A+/-                                          6.33         01/25/2043            218,256
     306,132  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                                6.40         11/25/2042            313,208
     284,669  GNMA SERIES 2005-59 CLASS A                                               4.39         05/16/2023            287,362
     485,000  GNMA SERIES 2007-12 CLASS C+/-                                            5.28         04/16/2041            474,940
     343,078  GNMA SERIES 2007-34 CLASS A                                               4.27         11/16/2026            346,383
     265,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
              2006-GG7 CLASS A4+/-                                                      6.11         07/10/2038            262,911
     396,833  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1                  5.50         10/25/2020            397,577
     374,065  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-                5.95         09/25/2036            338,944
     600,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2006-LDP9 CLASS A3                                                 5.34         05/15/2047            563,755
     444,862  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                       5.38         08/25/2035            443,741
     288,166  JPMORGAN MORTGAGE TRUST SERIES 2006-A2 CLASS 5A1+/-                       3.75         11/25/2033            288,374
     340,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3                  4.83         11/15/2027            330,572
   2,611,404  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS
              X+/-(C)++                                                                 1.31         05/28/2040             80,040
   2,049,212  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++                  1.13         10/28/2033             46,292
      14,227  SACO I TRUST SERIES 2005-2 CLASS A+/-++                                   3.34         04/25/2035             11,517
     236,332  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2          7.46         07/18/2033            243,574
     680,000  TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                   6.10         06/15/2049            673,515

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,404,453)                                                              8,211,599
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 21.30%

AGRICULTURAL PRODUCTION CROPS: 0.25%
     140,000  CARGILL INCORPORATED++                                                    6.00         11/27/2017            142,774
                                                                                                                   ---------------
BUSINESS SERVICES: 0.50%
      99,160  COSO GEOTHERMAL POWER HOLDINGS++                                          7.00         07/15/2026             94,519
     100,000  DELUXE CORPORATION                                                        7.38         06/01/2015             96,125
     100,000  LAMAR MEDIA CORPORATION SERIES C                                          6.63         08/15/2015             92,000

                                                                                                                           282,644
                                                                                                                   ---------------
CASINO & GAMING: 0.34%
     100,000  MGM MIRAGE INCORPORATED                                                   7.63         01/15/2017             94,250
     100,000  TURNING STONE CASINO RESORT ENTERPRISE++                                  9.13         12/15/2010             98,500

                                                                                                                           192,750
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 0.18%
     100,000  NALCO COMPANY                                                             7.75         11/15/2011            101,000
                                                                                                                   ---------------
COAL MINING: 0.15%
      85,000  FOUNDATION PA COAL COMPANY<<                                              7.25         08/01/2014             84,150
                                                                                                                   ---------------
COMMUNICATIONS: 3.14%
     100,000  AMERICAN TOWER CORPORATION<<++                                            7.00         10/15/2017             99,750
     310,000  AT&T INCORPORATED                                                         5.50         02/01/2018            309,982

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$    100,000  CITIZENS COMMUNICATIONS COMPANY                                           6.25%        01/15/2013    $        92,000
     210,000  COMCAST CORPORATION                                                       5.88         02/15/2018            208,356
     105,000  CSC HOLDINGS INCORPORATED SERIES B<<                                      7.63         04/01/2011            104,344
     180,000  EMBARQ CORPORATION                                                        8.00         06/01/2036            174,376
     100,000  L-3 COMMUNICATIONS CORPORATION                                            6.38         10/15/2015             99,250
     200,000  QWEST CORPORATION+/-                                                      8.94         06/15/2013            192,500
     175,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                   6.13         01/15/2013            184,997
     195,000  VERIZON (VIRGINIA) INCORPORATED SERIES A                                  4.63         03/15/2013            193,129
      45,000  WINDSTREAM CORPORATION                                                    8.13         08/01/2013             44,888
      80,000  WINDSTREAM CORPORATION                                                    8.63         08/01/2016             81,400

                                                                                                                         1,784,972
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 1.73%
     100,000  AXCAN INTERMEDIATE HOLDINGS INCORPORATED++                                9.25         03/01/2015             99,000
     185,000  CITIGROUP INCORPORATED                                                    5.00         09/15/2014            179,236
      50,000  JPMORGAN CHASE & COMPANY                                                  5.13         09/15/2014             50,366
     200,000  JPMORGAN CHASE & COMPANY<<                                                6.63         03/15/2012            216,409
     430,000  WACHOVIA CORPORATION                                                      5.75         06/15/2017            435,106

                                                                                                                           980,117
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.23%
     130,000  ARAMARK CORPORATION                                                       8.50         02/01/2015            128,050
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.57%
     100,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                   7.13         05/15/2016             98,750
     220,000  AMEREN CORPORATION                                                        5.40         02/01/2016            220,971
     315,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                         5.70         03/15/2013            333,403
     135,000  CONSUMERS ENERGY COMPANY                                                  5.15         02/15/2017            133,284
      95,000  EDISON MISSION ENERGY                                                     7.75         06/15/2016             97,850
     225,000  NEVADA POWER COMPANY SERIES M                                             5.95         03/15/2016            226,706
      95,000  NRG ENERGY INCORPORATED<<                                                 7.38         02/01/2016             91,556
     120,000  PUBLIC SERVICE COMPANY OF COLORADO                                        7.88         10/01/2012            140,111
     140,000  SOUTHERN CALIFORNIA EDISON COMPANY                                        4.65         04/01/2015            138,583
     170,000  SOUTHWESTERN ELECTRIC POWER                                               4.90         07/01/2015            164,603
     160,000  TENNESSEE GAS PIPELINE COMPANY                                            8.38         06/15/2032            181,172
     185,000  WASTE MANAGEMENT INCORPORATED                                             7.38         08/01/2010            199,196

                                                                                                                         2,026,185
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.17%
     100,000  BALL CORPORATION                                                          6.63         03/15/2018             98,750
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 0.30%
     170,000  BUNGE LIMITED FINANCE CORPORATION                                         5.35         04/15/2014            170,276
                                                                                                                   ---------------
FOOD STORES: 0.66%
     135,000  KROGER COMPANY                                                            6.75         04/15/2012            146,066
     205,000  YUM! BRANDS INCORPORATED                                                  7.70         07/01/2012            228,868

                                                                                                                           374,934
                                                                                                                   ---------------
HEALTH SERVICES: 0.48%
     150,000  DAVITA INCORPORATED                                                       7.25         03/15/2015            148,500
     120,000  HCA INCORPORATED<<                                                        9.25         11/15/2016            123,000

                                                                                                                           271,500
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.26%
     165,000  ERP OPERATING LP                                                          5.13         03/15/2016            146,500
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.45%
$    100,000  CASE NEW HOLLAND INCORPORATED                                             7.13%        03/01/2014    $       100,000
      50,000  GRANT PRIDECO INCORPORATED SERIES B                                       6.13         08/15/2015             51,500
     100,000  SPX CORPORATION++                                                         7.63         12/15/2014            103,000

                                                                                                                           254,500
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.41%
     230,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                            6.30         03/15/2018            232,498
                                                                                                                   ---------------
INSURANCE CARRIERS: 0.78%
     270,000  CIGNA CORPORATION                                                         7.00         01/15/2011            287,773
     150,000  ING (USA) GLOBAL FUNDING TRUST                                            4.50         10/01/2010            155,258

                                                                                                                           443,031
                                                                                                                   ---------------
LEGAL SERVICES: 0.18%
     100,000  FTI CONSULTING INCORPORATED                                               7.75         10/01/2016            105,250
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.29%
     155,000  XEROX CORPORATION                                                         6.88         08/15/2011            164,629
                                                                                                                   ---------------
METAL MINING: 0.19%
     100,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                               8.38         04/01/2017            106,000
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 0.31%
     185,046  CVS LEASE PASS-THROUGH SERIES T++                                         6.04         12/10/2028            178,488
                                                                                                                   ---------------
MOTION PICTURES: 0.47%
     265,000  NEWS AMERICA INCORPORATION<<++                                            6.65         11/15/2037            266,927
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.99%
     150,000  FORD MOTOR CREDIT COMPANY LLC                                             8.00         12/15/2016            122,845
     220,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN<<                        6.15         08/07/2037            219,987
     115,000  GMAC LLC                                                                  8.00         11/01/2031             86,939
     125,000  HSBC FINANCE CORPORATION<<                                                5.90         06/19/2012            130,357

                                                                                                                           560,128
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 1.29%
     185,000  CHESAPEAKE ENERGY CORPORATION                                             6.38         06/15/2015            178,988
     140,000  PRIDE INTERNATIONAL INCORPORATED                                          7.38         07/15/2014            145,600
     125,000  RANGE RESOURCES CORPORATION                                               7.50         05/15/2016            129,063
     100,000  SOUTHWESTERN ENERGY COMPANY++                                             7.50         02/01/2018            103,000
     175,000  XTO ENERGY INCORPORATED                                                   5.30         06/30/2015            178,573

                                                                                                                           735,224
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.66%
      85,000  APPLETON PAPERS INCORPORATED SERIES B                                     9.75         06/15/2014             80,750
      95,000  GREIF INCORPORATED                                                        6.75         02/01/2017             91,675
     100,000  P.H. GLATFELTER COMPANY                                                   7.13         05/01/2016             99,250
     100,000  ROCK-TENN COMPANY                                                         8.20         08/15/2011            102,000

                                                                                                                           373,675
                                                                                                                   ---------------
PERSONAL SERVICES: 0.17%
     100,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                               7.00         06/15/2017             99,250
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.43%
     245,000  MARATHON OIL CORPORATION                                                  6.60         10/01/2037            246,255
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
PIPELINES: 1.03%
$    245,000  ENTERPRISE PRODUCTS OPERATING LP                                          6.30%        09/15/2017    $       256,053
     225,000  PLAINS ALL AMERICAN PIPELINE LP                                           6.65         01/15/2037            221,851
     100,000  WILLIAMS COMPANIES INCORPORATED                                           7.63         07/15/2019            107,000

                                                                                                                           584,904
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.17%
     100,000  BELDEN INCORPORATED                                                       7.00         03/15/2017             97,250
                                                                                                                   ---------------
RAILROAD TRANSPORTATION: 0.19%
     100,000  CANADIAN NATIONAL RAILWAY COMPANY<<                                       6.38         10/15/2011            107,761
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.77%
     150,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.65         06/01/2014            151,068
      95,000  RECKSON OPERATING PARTNERSHIP LP                                          6.00         03/31/2016             84,178
     120,000  ROUSE COMPANY LP++                                                        6.75         05/01/2013            104,915
     100,000  VENTAS REALTY LP                                                          6.75         04/01/2017             98,500

                                                                                                                           438,661
                                                                                                                   ---------------
RENTAL AUTO/EQUIPMENT: 0.15%
     100,000  AVIS BUDGET CAR RENTAL LLC                                                7.75         05/15/2016             83,500
                                                                                                                   ---------------
TOBACCO PRODUCTS: 0.18%
     100,000  REYNOLDS AMERICAN INCORPORATED                                            6.75         06/15/2017            101,500
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 0.23%
     120,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    7.75         01/18/2011            130,625
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $12,212,314)                                                                        12,094,658
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS@: 3.24%
     160,000  BRITISH TELECOM PLC                                                       9.13         12/15/2030            208,128
     175,000  ENCANA CORPORATION                                                        6.63         08/15/2037            182,061
     100,000  FMC FINANCE III SA++                                                      6.88         07/15/2017             99,500
     265,000  FRANCE TELECOM SA                                                         7.75         03/01/2011            290,448
     205,000  GRUPO TELEVISA SA                                                         6.63         03/18/2025            206,327
     265,000  HSBC HOLDINGS PLC                                                         6.50         09/15/2037            247,611
     100,000  INEOS GROUP HOLDINGS PLC<<++                                              8.50         02/15/2016             75,000
     150,000  ROGERS WIRELESS INCORPORATED                                              6.38         03/01/2014            155,999
     190,000  TELEFONICA EMISIONES SAU                                                  5.98         06/20/2011            198,570
     175,000  TELEFONOS DE MEXICO SA                                                    4.50         11/19/2008            175,735

TOTAL FOREIGN CORPORATE BONDS (COST $1,862,692)                                                                          1,839,379
                                                                                                                   ---------------

FOREIGN GOVERNMENT BONDS@: 0.52%
     175,000  TESCO PLACE++                                                             6.15         11/15/2037            170,992
     120,000  UNITED MEXICAN STATES<<                                                   5.63         01/15/2017            124,980

TOTAL FOREIGN GOVERNMENT BONDS (COST $285,678)                                                                             295,972
                                                                                                                   ---------------
US TREASURY SECURITIES: 17.96%

US TREASURY BILLS: 1.23%
     700,000  US TREASURY BILL<<                                                        4.63         03/31/2008            701,367
                                                                                                                   ---------------
US TREASURY BONDS: 2.56%
     290,000  US TREASURY BOND<<                                                        5.00         05/15/2037            317,890
     295,000  US TREASURY BOND<<                                                        7.13         02/15/2023            390,506

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BONDS (continued)
$    524,000  US TREASURY BOND<<                                                        8.13%        08/15/2021    $       742,443

                                                                                                                         1,450,839
                                                                                                                   ---------------
US TREASURY NOTES: 14.17%
     805,000  US TREASURY NOTE<<                                                        3.50         02/15/2018            802,988
   1,940,000  US TREASURY NOTE<<                                                        3.88         10/31/2012          2,061,099
   3,455,000  US TREASURY NOTE<<                                                        4.25         10/15/2010          3,674,448
   1,390,000  US TREASURY NOTE<<                                                        4.25         11/15/2013          1,504,772

                                                                                                                         8,043,307
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $9,735,193)                                                                          10,195,513
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 33.34%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.22%
      24,041  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                   24,041
     371,172  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                    371,172
     296,937  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       296,937

                                                                                                                           692,150
                                                                                                                   ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 32.12%
$     50,479  AMSTEL FUNDING CORPORATION                                                3.32%        03/17/2008             50,405
     118,775  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008            118,566
     148,469  APRECO LLC                                                                3.20         03/10/2008            148,350
      69,780  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008             69,672
     222,703  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008            222,378
     890,812  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $891,052)                                                 3.23         03/03/2008            890,812
     371,172  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008            370,889
     222,703  BNP PARIBAS+/-                                                            3.14         08/07/2008            222,410
     371,172  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $371,270)                                                           3.17         03/03/2008            371,172
     519,641  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $519,780)                                                           3.21         03/03/2008            519,641
     144,757  CAFCO LLC++                                                               3.32         03/11/2008            144,624
     210,878  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008            210,547
      74,234  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008             74,207
     334,055  CHARTA LLC++                                                              3.36         03/24/2008            333,340
     211,568  CHEYNE FINANCE LLC+/-++^^(A)(I)                                           5.12         02/25/2008            190,411
      46,025  CIESCO LLC                                                                3.16         03/24/2008             45,933
     890,812  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $891,052)                                  3.23         03/03/2008            890,812
     185,586  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008            184,890
     890,812  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $891,052)                                                 3.23         03/03/2008            890,812
     183,730  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008            183,514
     538,199  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008            537,652
     300,649  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008            300,382
     522,610  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008            522,413
     148,469  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008            148,305
     118,775  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008            118,775
     593,875  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008            593,609
     890,812  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $891,050)                             3.20         03/03/2008            890,812
     259,820  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008            259,820

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    909,236  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $909,481)                                                 3.23%        03/03/2008    $       909,236
     204,145  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008            204,107
     890,812  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $891,050)                                  3.20         03/03/2008            890,812
     185,586  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008            185,568
     510,732  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008            509,588
     111,352  MORGAN STANLEY+/-                                                         3.20         04/07/2008            111,352
     114,135  MORGAN STANLEY+/-                                                         3.25         10/15/2008            114,118
     556,758  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $556,907)                                                 3.21         03/03/2008            556,758
     185,586  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008            184,794
   1,097,402  PICAROS FUNDING LLC++                                                     5.21         03/07/2008          1,096,314
     132,137  PREMIUM ASSET TRUST+/-++                                                  4.40         07/15/2008            132,264
     348,567  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008            348,091
     204,145  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008            203,791
     159,604  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008            159,533
     133,622  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008            133,486
     148,469  SLM CORPORATION+/-++                                                      3.16         05/12/2008            148,008
     296,937  STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                               5.27         04/03/2008            264,749
     198,948  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008            198,911
     356,325  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008            355,794
     742,344  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008            742,344
     185,586  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008            185,452
     375,626  VERSAILLES CDS LLC                                                        3.60         03/13/2008            375,175
     185,586  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         3.61         08/07/2008            165,468
     185,586  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         5.11         05/02/2008            165,468
     296,937  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009            295,023
      96,505  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008             96,300

                                                                                                                        18,237,657
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $19,031,592)                                                              18,929,807
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 9.37%
   5,318,543  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               5,318,543
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,318,543)                                                                           5,318,543
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $83,142,445)*                                                    147.35%                                     $    83,655,342

OTHER ASSETS AND LIABILITIES, NET                                      (47.35)                                         (26,880,567)
                                                                       ------                                      ---------------

TOTAL NET ASSETS                                                       100.00%                                     $    56,774,775
                                                                       ------                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

@@    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

  ~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,318,543.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
         N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                  50,460,211

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $48,040,283)                                                    50,460,211
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $48,040,283)*                                                99.97%                                          $    50,460,211

OTHER ASSETS AND LIABILITIES, NET                                   0.03                                                    16,622
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $    50,476,833
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY SECURITIES: 53.59%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 24.92%
$ 20,862,469  FHLMC #1B3757+/-                                                          5.13%        03/01/2038    $    21,178,666
   9,395,109  FHLMC #1G1393+/-<<                                                        5.93         12/01/2036          9,654,677
   4,798,738  FHLMC #1J0817+/-                                                          5.76         01/01/2038          4,938,118
   3,274,700  FHLMC #B13066                                                             4.00         03/01/2014          3,312,538
   1,371,007  FHLMC #B13579                                                             5.00         04/01/2019          1,391,629
   1,053,579  FHLMC #B13580                                                             5.00         04/01/2019          1,069,426
  17,615,585  FHLMC #B13654<<                                                           4.00         04/01/2014         17,818,304
   2,428,145  FHLMC #B15194                                                             5.00         06/01/2019          2,464,667
   2,817,740  FHLMC #B16884                                                             5.00         10/01/2019          2,860,123
   6,520,246  FHLMC #B17855<<                                                           5.00         02/01/2020          6,609,845
     879,025  FHLMC #C01345                                                             7.00         04/01/2032            931,886
     110,026  FHLMC #C31808                                                             7.50         10/01/2029            119,374
     881,666  FHLMC #C59553                                                             7.50         11/01/2031            954,073
   1,371,195  FHLMC #C65576                                                             7.50         04/01/2032          1,480,882
   3,051,191  FHLMC #E96459                                                             5.00         05/01/2018          3,097,613
      73,872  FHLMC #G00683                                                             8.50         12/01/2025             81,875
   8,668,227  FHLMC #M90891                                                             3.50         01/01/2009          8,614,193

                                                                                                                        86,577,889
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 28.67%
     103,383  FNMA #253266                                                              8.00         05/01/2030            112,219
     496,189  FNMA #253951                                                              7.50         09/01/2031            535,893
     578,873  FNMA #254218                                                              7.00         02/01/2032            617,558
     198,127  FNMA #254223                                                              7.50         02/01/2032            213,980
   1,301,760  FNMA #254480                                                              7.00         10/01/2032          1,387,304
   6,420,907  FNMA #254836                                                              4.00         07/01/2010          6,436,478
   3,498,730  FNMA #256314                                                              5.50         06/01/2016          3,591,508
   7,564,859  FNMA #357464                                                              4.50         12/01/2018          7,613,255
   7,087,564  FNMA #387402                                                              5.03         05/01/2015          7,152,403
   7,524,664  FNMA #387405                                                              5.09         05/01/2015          7,613,803
     139,620  FNMA #417768                                                              6.50         03/01/2028            146,356
  12,363,595  FNMA #555710<<                                                            4.50         08/01/2018         12,442,691
     328,026  FNMA #70765                                                               9.00         03/01/2021            361,953
  12,835,729  FNMA #745678<<                                                            5.51         05/01/2036         13,022,897
   9,961,458  FNMA #745743                                                              4.00         05/01/2021          9,700,792
   7,542,689  FNMA #787275+/-<<                                                         4.86         06/01/2034          7,767,835
   4,238,178  FNMA #813158+/-                                                           5.02         12/01/2034          4,339,883
   4,558,778  FNMA #873354<<                                                            5.61         02/01/2021          4,720,570
  11,700,000  FNMA #874284<<                                                            5.43         01/01/2017         11,800,409

                                                                                                                        99,577,787
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $183,244,831)                                                                            186,155,676
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 43.07%
  29,216,027  FHLMC SERIES 3139 CLASS YD<<                                              4.38         04/15/2015         29,603,879
  26,765,019  FHLMC SERIES 3185 CLASS PA                                                4.50         08/15/2026         27,074,990
  25,112,056  FHLMC SERIES 3347 CLASS PA<<                                              5.00         06/15/2028         25,781,433
  15,275,044  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B<<                              5.34         04/25/2012         16,265,493
  15,000,000  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                                 4.49         11/25/2012         15,456,338
   8,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
              2007-CB18 CLASS A3                                                        5.45         06/12/2047          7,421,612
  10,000,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3                  5.35         11/15/2038          9,450,218
  14,175,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                         5.17         01/14/2042         13,715,204
   5,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS
              A4+/-                                                                     5.13         08/15/2035          4,814,118

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $147,740,636)                                                          149,583,285
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
US TREASURY SECURITIES: 1.84%

US TREASURY BILLS: 0.08%
$    300,000  US TREASURY BILL^                                                         2.35%        03/20/2008    $       299,668
                                                                                                                   ---------------
US TREASURY NOTES: 1.76%
   4,093,000  US TREASURY NOTE<<                                                        2.88         01/31/2013          4,164,947
   1,850,000  US TREASURY NOTE<<                                                        4.88         08/15/2009          1,937,876

                                                                                                                         6,102,823
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $6,309,436)                                                                           6,402,491
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 41.08%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.60%
   2,972,616  BLACKROCK TEMP FUND #24 MONEY MARKET FUND                                                                  2,972,616
   2,378,093  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     2,378,093
     192,539  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              192,539

                                                                                                                         5,543,248
                                                                                                                   ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 39.48%
     404,276  AMSTEL FUNDING CORPORATION                                                3.32         03/17/2008            403,679
     951,237  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008            949,565
   1,189,047  APRECO LLC                                                                3.20         03/10/2008          1,188,095
     558,852  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008            557,981
   1,783,570  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008          1,780,970
   7,134,280  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $7,136,200)                                               3.23         03/03/2008          7,134,280
   2,972,616  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008          2,970,354
   1,783,570  BNP PARIBAS+/-                                                            3.14         08/07/2008          1,781,219
   2,972,616  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $2,973,401)                                                         3.17         03/03/2008          2,972,616
   4,161,663  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $4,162,776)                                                         3.21         03/03/2008          4,161,663
   1,159,320  CAFCO LLC++                                                               3.32         03/11/2008          1,158,251
   1,688,862  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008          1,686,215
     594,523  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008            594,302
   2,675,355  CHARTA LLC++                                                              3.36         03/24/2008          2,669,629
   1,694,391  CHEYNE FINANCE LLC+/-++^^(A)(I)                                           5.12         02/25/2008          1,524,952
     368,604  CIESCO LLC                                                                3.16         03/24/2008            367,863
   7,134,280  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $7,136,200)                                3.23         03/03/2008          7,134,280
   1,486,308  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008          1,480,733
   7,134,280  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $7,136,200)                                               3.23         03/03/2008          7,134,280
   1,471,445  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008          1,469,718
   4,310,294  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008          4,305,908
   2,407,819  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008          2,405,679
   4,185,444  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008          4,183,863
   1,189,047  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008          1,187,739
     951,237  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008            951,237
   4,756,186  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008          4,754,053
   7,134,280  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $7,136,182)                           3.20         03/03/2008          7,134,280
   2,080,832  ING USA ANNUITY & LIFE INSURANCE+/-                                       3.20         10/16/2008          2,080,832
   7,134,280  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $7,136,200)                                               3.23         03/03/2008          7,134,280
   1,634,939  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008          1,634,639

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  7,134,280  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $7,136,182)                                3.20%        03/03/2008    $     7,134,280
   1,486,308  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008          1,486,163
   4,090,320  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008          4,081,158
     891,785  MORGAN STANLEY+/-                                                         3.20         04/07/2008            891,785
     914,080  MORGAN STANLEY+/-                                                         3.25         10/15/2008            913,939
   4,458,925  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,460,118)                                               3.21         03/03/2008          4,458,925
   1,486,308  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008          1,479,968
   1,058,251  PREMIUM ASSET TRUST+/-++                                                  4.40         07/15/2008          1,059,263
   2,791,584  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008          2,787,764
   1,634,939  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008          1,632,109
   1,278,225  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008          1,277,653
   1,070,142  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008          1,069,056
   1,189,047  SLM CORPORATION+/-++                                                      3.16         05/12/2008          1,185,356
   2,378,093  STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                               5.27         04/03/2008          2,120,308
   1,593,322  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008          1,593,029
   2,853,712  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008          2,849,463
   5,945,233  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008          5,945,233
   1,486,308  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008          1,485,232
   3,008,288  VERSAILLES CDS LLC                                                        3.60         03/13/2008          3,004,678
   1,486,308  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         3.61         08/07/2008          1,325,192
   1,486,308  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         5.11         05/02/2008          1,325,192
   2,378,093  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009          2,362,757
     772,880  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008            771,240

                                                                                                                       137,132,898
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $143,263,707)                                                            142,676,146
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 1.19%
   4,136,509  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               4,136,509
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,136,509)                                                                           4,136,509
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $484,695,119)*                                              140.77%                                          $   488,954,107

OTHER ASSETS AND LIABILITIES, NET                                 (40.77)                                             (141,608,280)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   347,345,827
                                                                  ------                                           ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,136,509.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY SECURITIES: 41.48%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 20.32%
$  6,419,682  FHLMC #1B2629+/-                                                          4.56%        11/01/2034    $     6,511,642
  16,916,033  FHLMC #1J0703                                                             6.10         10/01/2037         17,393,189
   9,478,662  FHLMC #1J2834+/-                                                          6.13         08/01/2037          9,766,186
   2,240,522  FHLMC #1L0171+/-                                                          6.04         06/01/2035          2,293,439
  20,679,330  FHLMC #B11858                                                             5.00         01/01/2019         20,993,955
  26,992,382  FHLMC #B14039                                                             4.00         05/01/2014         27,300,045

                                                                                                                        84,258,456
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 21.16%
   9,234,865  FNMA #254909<<                                                            4.00         09/01/2013          9,334,031
   6,411,027  FNMA #254914<<                                                            4.50         09/01/2013          6,546,527
   1,750,714  FNMA #254958                                                              4.50         10/01/2013          1,787,937
   3,799,114  FNMA #255088                                                              4.50         01/01/2014          3,881,181
   1,500,390  FNMA #255235                                                              4.00         05/01/2014          1,515,908
   2,081,953  FNMA #255356                                                              5.50         08/01/2014          2,170,240
   1,977,080  FNMA #545716+/-                                                           5.51         06/01/2032          2,009,651
   8,398,764  FNMA #888748                                                              5.50         06/01/2036          8,587,486
  31,013,685  FNMA #889069<<                                                            5.50         01/01/2021         31,859,083
   8,788,409  FNMA #889115<<                                                            5.50         12/01/2019          9,001,057
  10,749,021  FNMA #900191+/-                                                           5.94         10/01/2036         11,080,627

                                                                                                                        87,773,728
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $169,477,663)                                                                            172,032,184
                                                                                                                   ---------------
ASSET BACKED SECURITIES: 8.18%
     817,496  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3               5.03         10/15/2009            822,389
  13,499,000  DAIMLER CHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                        5.28         03/08/2013         13,953,822
   1,345,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                5.34         01/15/2010          1,356,443
   3,050,000  HARLEY DAVIDSON MOTORCYCLE TRUST SERIES 2008-1 CLASS A3A                  4.25         02/15/2013          3,051,525
   3,601,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                     5.21         03/17/2014          3,678,650
     350,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                 5.52         11/12/2012            344,170
   1,570,906  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                 5.26         11/14/2011          1,560,980
   8,928,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                  5.39         05/15/2013          9,157,242

TOTAL ASSET BACKED SECURITIES (COST $33,156,543)                                                                        33,925,221
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 40.60%
      77,378  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-                    3.64         10/25/2031             76,013
   1,697,075  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-          7.30         06/10/2032          1,729,029
  21,864,201  FHLMC SERIES 2632 CLASS NE<<                                              4.00         06/15/2013         21,946,046
   3,000,601  FHLMC SERIES 2687 CLASS PW                                                5.50         07/15/2009          3,039,118
  18,188,000  FHLMC SERIES 2725 CLASS PC                                                4.50         05/15/2028         18,452,008
  29,946,864  FHLMC SERIES 2727 CLASS PW                                                3.57         06/15/2029         29,913,273
  38,460,143  FHLMC SERIES 3014 CLASS NA<<                                              4.50         11/15/2025         38,855,798
  10,281,568  FHLMC SERIES 3034 CLASS EH<<                                              5.50         12/15/2034         10,703,112
   1,280,246  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS
              A2                                                                        7.39         12/15/2031          1,315,839
   1,096,857  FNGT SERIES 2001-T6 CLASS A                                               5.70         05/25/2011          1,131,774
   5,933,322  FNMA SERIES 2003-120 CLASS GU                                             4.50         12/25/2013          5,997,788
   7,727,877  FNMA SERIES 2003-123 CLASS AB<<                                           4.00         10/25/2016          7,763,588
  10,138,000  FNMA SERIES 2006-61 CLASS PG                                              5.50         10/25/2017         10,581,397
  14,974,372  FREDDIE MAC                                                               4.00         12/15/2016         15,108,261
     404,799  GNMA SERIES 2006-3 CLASS A                                                4.21         01/16/2028            408,657
     574,378  GNMA SERIES 2006-8 CLASS A                                                3.94         08/16/2025            576,569
      71,717  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2              6.56         04/13/2031             71,595

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    720,588  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
              2004-C3 CLASS A1                                                          3.77%        01/15/2042    $       710,951

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $164,882,585)                                                          168,380,816
                                                                                                                   ---------------
US TREASURY SECURITIES: 5.22%

US TREASURY NOTES: 5.22%
   3,836,000  US TREASURY NOTE<<                                                        3.13         11/30/2009          3,934,298
  17,197,000  US TREASURY NOTE<<                                                        3.25         12/31/2009         17,692,754

                                                                                                                        21,627,052
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $21,339,159)                                                                         21,627,052
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 32.41%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.26%
   2,799,984  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                  2,799,984
   2,239,987  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     2,239,987
     181,357  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              181,357

                                                                                                                         5,221,328
                                                                                                                   ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 31.15%
     380,798  AMSTEL FUNDING CORPORATION                                                3.32         03/17/2008            380,236
     895,995  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008            894,420
   1,119,994  APRECO LLC                                                                3.20         03/10/2008          1,119,098
     526,397  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008            525,577
   1,679,991  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008          1,677,541
   6,719,962  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,721,771)                                               3.23         03/03/2008          6,719,962
   2,799,984  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008          2,797,853
   1,679,991  BNP PARIBAS+/-                                                            3.14         08/07/2008          1,677,776
   2,799,984  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $2,800,724)                                                         3.17         03/03/2008          2,799,984
   3,919,978  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $3,921,027)                                                         3.21         03/03/2008          3,919,978
   1,091,994  CAFCO LLC++                                                               3.32         03/11/2008          1,090,987
     559,997  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008            559,788
   1,590,783  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008          1,588,289
   2,519,986  CHARTA LLC++                                                              3.36         03/24/2008          2,514,592
   1,595,991  CHEYNE FINANCE LLC+/-++^^(A)(I)                                           5.12         02/25/2008          1,436,392
     347,198  CIESCO LLC                                                                3.16         03/24/2008            346,499
   6,719,962  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $6,721,771)                                3.23         03/03/2008          6,719,962
   1,399,992  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008          1,394,741
   6,719,962  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,721,771)                                               3.23         03/03/2008          6,719,962
   1,385,992  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008          1,384,366
   4,059,977  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008          4,055,846
   2,267,987  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008          2,265,971
   3,942,378  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008          3,940,888
   1,119,994  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008          1,118,762
     895,995  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008            895,995
   4,479,975  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008          4,477,965
   6,719,962  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $6,721,754)                           3.20         03/03/2008          6,719,962
   1,959,989  ING USA ANNUITY & LIFE INSURANCE+/-                                       3.20         10/16/2008          1,959,989

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  6,719,962  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,721,771)                                               3.23%        03/03/2008    $     6,719,962
   1,539,991  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008          1,539,709
   6,719,962  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $6,721,754)                                3.20         03/03/2008          6,719,962
   1,399,992  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008          1,399,855
   3,852,778  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008          3,844,148
     839,995  MORGAN STANLEY+/-                                                         3.20         04/07/2008            839,995
     860,995  MORGAN STANLEY+/-                                                         3.25         10/15/2008            860,863
   4,199,976  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,201,099)                                               3.21         03/03/2008          4,199,976
   1,399,992  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008          1,394,020
     996,794  PREMIUM ASSET TRUST+/-++                                                  4.40         07/15/2008            997,747
   2,629,465  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008          2,625,867
   1,539,991  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008          1,537,325
   1,203,993  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008          1,203,455
   1,007,994  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008          1,006,972
   1,119,994  SLM CORPORATION+/-++                                                      3.16         05/12/2008          1,116,517
   2,239,987  STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                               5.27         04/03/2008          1,997,173
   1,500,792  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008          1,500,515
   2,687,985  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008          2,683,983
   5,599,968  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008          5,599,968
   1,399,992  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008          1,398,979
   2,833,584  VERSAILLES CDS LLC                                                        3.60         03/13/2008          2,830,184
   1,399,992  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         5.11         05/02/2008          1,248,233
   1,399,992  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         3.61         08/07/2008          1,248,233
   2,239,987  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009          2,225,542
     727,996  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008            726,453

                                                                                                                       129,169,017
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $135,030,343)                                                            134,390,345
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 10.71%

MUTUAL FUNDS: 10.71%
  44,421,469  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              44,421,469
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $44,421,469)                                                                         44,421,469
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $568,307,762)*                                              138.60%                                          $   574,777,087

OTHER ASSETS AND LIABILITIES, NET                                 (38.60)                                             (160,060,797)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   414,716,290
                                                                  ------                                           ---------------

+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $44,421,469.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
         N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                            343,252,488

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $350,829,554)                                                  343,252,488
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $350,829,554)*                                              100.01%                                          $   343,252,488

OTHER ASSETS AND LIABILITIES, NET                                  (0.01)                                                  (40,561)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   343,211,927
                                                                  ------                                           ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES: 81.02%

AMUSEMENT & RECREATION SERVICES: 1.91%
$    250,000  MASHANTUCKET WESTERN PEQUOT TRIBE++                                       8.50%        11/15/2015    $       222,500
     480,000  SINGLE SPRINGS TRIBAL GAMING AUTHORITY++<<                                9.38         06/15/2015            427,200
     130,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                                  10.54         02/01/2014            119,600

                                                                                                                           769,300
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.43%
     175,000  NEIMAN MARCUS GROUP INCORPORATED                                          9.00         10/15/2015            174,125
                                                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.35%
     175,000  RIDDELL BELL HOLDINGS INCORPORATED                                        8.38         10/01/2012            141,750
                                                                                                                   ---------------
BUSINESS SERVICES: 5.41%
     376,807  COSO GEOTHERMAL POWER HOLDINGS++                                          7.00         07/15/2026            359,173
     475,000  DELUXE CORPORATION                                                        7.38         06/01/2015            456,594
     250,000  FIRST DATA CORPORATION++<<                                                9.88         09/24/2015            216,875
     300,000  KAR HOLDINGS INCORPORATED++                                               8.75         05/01/2014            268,500
     310,000  PENHALL INTERNATIONAL CORPORATION++                                      12.00         08/01/2014            260,400
     160,000  RAINBOW NATIONAL SERVICES LLC++                                          10.38         09/01/2014            170,400
     290,000  SUNGARD DATA SYSTEMS INCORPORATED                                         9.13         08/15/2013            292,175
     185,000  WEST CORPORATION<<                                                       11.00         10/15/2016            154,938

                                                                                                                         2,179,055
                                                                                                                   ---------------
CASINO & GAMING: 6.23%
     395,000  CCM MERGER INCORPORATED++<<                                               8.00         08/01/2013            345,625
          10  ELDORADO CASINO SHREVEPORTSS.                                            10.00         08/01/2012                 10
     350,000  MGM MIRAGE INCORPORATED                                                   7.63         01/15/2017            329,875
     365,000  PENN NATIONAL GAMING INCORPORATED                                         6.75         03/01/2015            343,100
     330,000  POKAGON GAMING AUTHORITY++<<                                             10.38         06/15/2014            343,200
     410,000  TUNICA-BILOXI GAMING AU++                                                 9.00         11/15/2015            405,900
     500,000  TURNING STONE RESORT CASINO ENTERPRISE++                                  9.13         09/15/2014            482,500
     269,000  WATERFORD GAMING LLC++                                                    8.63         09/15/2014            261,603

                                                                                                                         2,511,813
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 0.66%
     215,000  MOSAIC COMPANY++<<                                                        7.63         12/01/2016            231,125
      35,000  NALCO COMPANY                                                             7.75         11/15/2011             35,350

                                                                                                                           266,475
                                                                                                                   ---------------
COAL MINING: 1.66%
     315,000  FOUNDATION PA COAL COMPANY<<                                              7.25         08/01/2014            311,850
     370,000  MASSEY ENERGY COMPANY                                                     6.88         12/15/2013            358,900

                                                                                                                           670,750
                                                                                                                   ---------------
COMMUNICATIONS: 7.60%
     360,000  AMERICAN TOWER CORPORATION++<<                                            7.00         10/15/2017            359,100
     410,000  CCH II LLC/CCH II CAPITAL CORPORATION<<                                  10.25         10/01/2013            359,775
     250,000  CITIZENS COMMUNICATIONS COMPANY                                           6.25         01/15/2013            230,000
     155,000  CSC HOLDINGS INCORPORATED SERIES B<<                                      7.63         04/01/2011            154,031
     460,000  MEDIACOM BROADBAND LLC                                                    8.50         10/15/2015            363,400
     107,000  PANAMSAT CORPORATION                                                      9.00         08/15/2014            107,000
     350,000  PAXSON COMMUNICATIONS+++/-                                               10.51         01/15/2013            269,938
     350,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                  7.50         02/15/2014            340,375
     500,000  QWEST CORPORATION+/-                                                      8.61         06/15/2013            481,250
     125,000  RH DONNELLEY CORPORATION++                                                8.88         10/15/2017             73,125
      85,000  WINDSTREAM CORPORATION                                                    8.13         08/01/2013             84,788

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$    235,000  WINDSTREAM CORPORATION                                                    8.63%        08/01/2016    $       239,113

                                                                                                                         3,061,895
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 0.92%
     375,000  AXCAN INTERMEDIATE HOLDINGS INCORPORATED++                                9.25         03/01/2015            371,250
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.50%
     205,000  ARAMARK CORPORATION                                                       8.50         02/01/2015            201,925
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.80%
     200,000  ALLIED WASTE NORTH AMERICA INCORPORATED<<                                 6.88         06/01/2017            193,500
     320,000  ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B<<                        7.38         04/15/2014            308,000
     200,000  BROWNING-FERRIS INDUSTRIES INCORPORATED                                   7.40         09/15/2035            184,000
     165,000  EDISON MISSION ENERGY                                                     7.75         06/15/2016            169,950
     170,000  EDISON MISSON ENERGY                                                      7.20         05/15/2019            166,600
     300,000  INERGY LP/ INERGY FINANCE CORPORATION<<                                   6.88         12/15/2014            291,000
     185,000  MIRANT AMERICAS GENERATION LLC                                            8.30         05/01/2011            186,156
     120,000  MIRANT NORTH AMERICA LLC                                                  7.38         12/31/2013            120,450
     280,000  NRG ENERGY INCORPORATED                                                   7.38         02/01/2016            269,850
     230,000  NRG ENERGY INCORPORATED                                                   7.38         01/15/2017            221,375
     555,000  TENNESSEE GAS PIPELINE COMPANY                                            8.38         06/15/2032            628,442

                                                                                                                         2,739,323
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.32%
     130,000  US ONCOLOGY INCORPORATED                                                  9.00         08/15/2012            129,350
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.16%
     475,000  BALL CORPORATION                                                          6.63         03/15/2018            469,063
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 0.98%
     222,504  PARMALAT BAKERY SERIES A2++(I)                                            5.00         07/09/2012            198,029
     222,504  PARMALAT DAIRY SERIES A1++(I)                                             5.00         07/09/2010            198,029

                                                                                                                           396,058
                                                                                                                   ---------------
HEALTH SERVICES: 6.35%
     400,000  ALLIANCE IMAGING INCORPORATED++                                           7.25         12/15/2012            378,000
     500,000  COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                           8.88         07/15/2015            490,625
     280,000  DAVITA INCORPORATED                                                       7.25         03/15/2015            277,200
     570,000  HCA INCORPORATED<<                                                        9.25         11/15/2016            584,250
     370,000  HCA INCORPORATED<<                                                        9.63         11/15/2016            382,025
     470,000  VANGUARD HEALTH HOLDINGS                                                  9.00         10/01/2014            448,850

                                                                                                                         2,560,950
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.58%
     150,000  ACTUANT CORPORATION++                                                     6.88         06/15/2017            144,750
     400,000  CASE NEW HOLLAND INCORPORATED                                             7.13         03/01/2014            400,000
     240,000  GRANT PRIDECO INCORPORATED SERIES B                                       6.13         08/15/2015            247,200
     250,000  TEREX CORPORATION<<                                                       8.00         11/15/2017            248,750

                                                                                                                         1,040,700
                                                                                                                   ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.87%
     150,000  CORRECTIONS CORPORATION OF AMERICA                                        7.50         05/01/2011            153,000
     200,000  CORRECTIONS CORPORATION OF AMERICA                                        6.25         03/15/2013            199,500

                                                                                                                           352,500
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
LEGAL SERVICES: 1.18%
$    450,000  FTI CONSULTING INCORPORATED                                               7.75%        10/01/2016    $       473,625
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.53%
     210,000  INVACARE CORPORATION                                                      9.75         02/15/2015            212,100
                                                                                                                   ---------------
METAL MINING: 1.77%
     375,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                               8.38         04/01/2017            397,500
     410,000  NORANDA ALUMINUM ACQUISITION CORPORATION                                  8.74         05/15/2015            315,700

                                                                                                                           713,200
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.80%
     405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                                   8.50         01/15/2013            363,488
     490,000  CLARKE AMERICAN CORPORATION                                               9.50         05/15/2015            362,600
     150,000  GENTEK INCORPORATED^^(A)                                                 11.00         08/01/2009                  0

                                                                                                                           726,088
                                                                                                                   ---------------
MOTION PICTURES: 0.62%
      95,000  AMC ENTERTAINMENT INCORPORATED                                           11.00         02/01/2016             89,300
     160,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                   8.63         08/15/2012            160,000

                                                                                                                           249,300
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.31%
     245,000  FORD MOTOR CREDIT COMPANY LLC                                             7.80         06/01/2012            211,252
     170,000  FORD MOTOR CREDIT COMPANY LLC<<                                           7.00         10/01/2013            139,497
     245,000  FORD MOTOR CREDIT COMPANY LLC                                             8.00         12/15/2016            200,647
     250,000  GMAC LLC                                                                  6.75         12/01/2014            188,302
     250,000  GMAC LLC                                                                  8.00         11/01/2031            188,998
     470,000  PINNACLE FOODS LLC CORPORATION                                            9.25         04/01/2015            405,375

                                                                                                                         1,334,071
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 6.82%
     345,000  CHESAPEAKE ENERGY CORPORATION                                             6.38         06/15/2015            333,788
     350,000  CHESAPEAKE ENERGY CORPORATION                                             6.25         01/15/2018            334,250
     365,000  FOREST OIL CORPORATION++                                                  7.25         06/15/2019            367,738
     425,000  HILCORP ENERGY++                                                          7.75         11/01/2015            400,563
     380,000  KEY ENERGY SERCIVES INCORPORATED++                                        8.38         12/01/2014            380,950
     330,000  PRIDE INTERNATIONAL INCORPORATED                                          7.38         07/15/2014            343,200
     270,000  RANGE RESOURCES CORPORATION                                               7.50         05/15/2016            278,775
     300,000  SOUTHWESTERN ENERGY COMPANY++                                             7.50         02/01/2018            309,000

                                                                                                                         2,748,264
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 6.00%
     680,000  APPLETON PAPERS INCORPORATED SERIES B                                     9.75         06/15/2014            646,000
     500,000  CARAUSTAR INDUSTRIES INCORPORATED<<                                       7.38         06/01/2009            400,000
     400,000  GRAHAM PACKAGING COMPANY INCORPORATED<<                                   8.50         10/15/2012            359,000
     320,000  P.H. GLATFELTER COMPANY                                                   7.13         05/01/2016            317,600
     235,000  ROCK-TENN COMPANY                                                         8.20         08/15/2011            239,700
      60,000  ROCK-TENN COMPANY++                                                       9.25         03/15/2016             60,848
     250,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                          8.38         07/01/2012            235,000
     170,000  VERSO PAPER HOLDINGS LLC                                                  9.13         08/01/2014            160,225

                                                                                                                         2,418,373
                                                                                                                   ---------------
PERSONAL SERVICES: 2.02%
     300,000  CARRIAGE SERVICES INCORPORATED                                           7.88          01/15/2015            291,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
PERSONAL SERVICES (continued)
$    525,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                               7.00%        06/15/2017    $       521,063

                                                                                                                           812,063
                                                                                                                   ---------------
PIPELINES: 0.66%
     155,000  DYNEGY HOLDINGS INCORPORATED                                              8.38         05/01/2016            151,513
     125,000  DYNEGY HOLDINGS INCORPORATED                                              7.75         06/01/2019            116,250

                                                                                                                           267,763
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.99%
     250,000  ALERIS INTERNATIONAL INCORPORATED##                                       9.00         12/15/2014            186,250
     220,000  BELDEN INCORPORATED                                                       7.00         03/15/2017            213,950

                                                                                                                           400,200
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.57%
     475,000  DEX MEDIA INCORPORATED                                                    8.00         11/15/2013            337,250
     250,000  MEDIMEDIA (USA) INCORPORATED++                                           11.38         11/15/2014            257,500
     500,000  NETWORK COMMUNICATIONS INCORPORATED                                      10.75         12/01/2013            440,000

                                                                                                                         1,034,750
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 2.52%
     300,000  RECKSON OPERATING PARTNERSHIP LP                                          6.00         03/31/2016            265,824
     295,000  ROUSE COMPANY LP++                                                        6.75         05/01/2013            257,916
     500,000  VENTAS REALTY LP                                                          6.75         04/01/2017            492,500

                                                                                                                         1,016,240
                                                                                                                   ---------------
RENTAL AUTO/EQUIPMENT: 1.17%
     330,000  AVIS BUDGET CAR RENTAL LLC                                                7.75         05/15/2016            275,550
     110,000  HERTZ CORPORATION                                                         8.88         01/01/2014            104,775
      95,000  HERTZ CORPORATION<<                                                      10.50         01/01/2016             90,250

                                                                                                                           470,575
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.47%
     180,000  THE GOODYEAR TIRE & RUBBER COMPANY<<                                      9.00         07/01/2015            189,450
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.35%
     540,000  OWENS-ILLINOIS INCORPORATED                                               7.80         05/15/2018            545,400
                                                                                                                   ---------------
TEXTILE MILL PRODUCTS: 0.83%
     350,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                           8.88         09/15/2013            332,500
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 1.68%
     380,000  GENERAL MOTORS CORPORATION<<                                              8.38         07/15/2033            290,700
     450,000  LEAR CORPORATION SERIES B                                                 8.75         12/01/2016            388,125

                                                                                                                           678,825
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $35,050,294)                                                                        32,659,069
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 3.72%

LOUISIANA: 0.50%
     200,000  LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES D
              (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                                   10.00         07/01/2028            200,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MICHIGAN: 0.74%
$    300,000  DETROIT MI SYSTEMS SECOND LIEN SERIES A (SEWER REVENUE, FGIC
              INSURED)SS.+/-                                                            9.00%        07/01/2036    $       300,000
                                                                                                                   ---------------
MISSOURI: 0.62%
     250,000  MISSOURI STATE HEFA SSM HEALTH CARE SERIES A-2 (HCFR, FIRST
              SECURITY BANK LOC)SS.+/-                                                 14.00         06/01/2035            250,000
                                                                                                                   ---------------
NORTH CAROLINA: 0.62%
     250,000  NEW HANOVER COUNTY NC NEW HANOVER REGIONAL MEDICAL CENTER
              SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)SS.+/-                8.00         10/01/2036            250,000
                                                                                                                   ---------------
WISCONSIN: 1.24%
     500,000  STATE OF WISCONSIN SUBSERIES B-8 (GO  STATES, TERRITORIES,
              XLCA COMPANY INSURED)SS.+/-                                              15.00         05/01/2032            500,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $1,500,000)                                                                          1,500,000
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS@: 3.76%
     600,000  INEOS GROUP HOLDINGS PLC++<<                                              8.50         02/15/2016            450,000
     250,000  INTELSAT (BERMUDA) LIMITED                                                9.25         06/15/2016            250,000
     415,000  INTELSAT (BERMUDA) LIMITED                                               11.25         06/15/2016            413,444
     170,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                       8.88         05/01/2016            167,450
     170,000  NOVELIS INCORPORATED                                                      7.25         02/15/2015            153,000
      90,000  NXP BV                                                                    7.88         10/15/2014             81,900

TOTAL FOREIGN CORPORATE BONDS (COST $1,723,524)                                                                          1,515,794
                                                                                                                   ---------------
TERM LOANS: 0.84%
     500,000  JG WENTWORTH & COMPANY INCORPORATED TERM LOAN B                           7.45         04/04/2014            340,000

TOTAL TERM LOANS (COST $501,085)                                                                                           340,000
                                                                                                                   ---------------

SHARES
COMMON STOCKS: 1.61%

COMMUNICATIONS: 0.42%
      31,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                            167,400
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 0.52%
       4,680  CHESAPEAKE ENERGY CORPORATION                                                                                211,630
                                                                                                                   ---------------
PIPELINES: 0.67%
       7,530  THE WILLIAMS COMPANIES INCORPORATED                                                                          271,224
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $454,380)                                                                                        650,254
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 18.83%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.73%
     158,109  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                    158,109
     126,487  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       126,487
      10,241  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                               10,241

                                                                                                                           294,837
                                                                                                                   ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 18.10%
      21,503  AMSTEL FUNDING CORPORATION                                                3.32         03/17/2008             21,471
      50,595  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008             50,506
      63,244  APRECO LLC                                                                3.20         03/10/2008             63,193

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     29,724  ASPEN FUNDING CORPORATION                                                 3.31%        03/18/2008    $        29,678
      94,865  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008             94,727
     379,461  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $379,563)                                                 3.23         03/03/2008            379,461
     158,109  BASF FINANCE EUROPE NV+++/-                                               3.89         10/17/2008            157,988
      94,865  BNP PARIBAS+/-                                                            3.14         08/07/2008             94,740
     158,109  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $158,151)                                                 3.17         03/03/2008            158,109
     221,352  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $221,411)                                                 3.21         03/03/2008            221,352
      61,662  CAFCO LLC++                                                               3.32         03/11/2008             61,606
      31,622  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008             31,610
      89,828  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008             89,687
     142,298  CHARTA LLC++                                                              3.36         03/24/2008            141,993
      90,122  CHEYNE FINANCE LLC+++/-^^(A)(I)                                           5.12         02/25/2008             81,110
      19,605  CIESCO LLC                                                                3.16         03/24/2008             19,566
     379,461  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $379,563)                                  3.23         03/03/2008            379,461
      79,054  CULLINAN FINANCE CORPORATION+++/-                                         3.21         08/04/2008             78,758
     379,461  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $379,563)                                                 3.23         03/03/2008            379,461
      78,264  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008             78,172
     229,258  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008            229,025
     128,068  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008            127,954
     222,617  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008            222,533
      63,244  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008             63,174
      50,595  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008             50,595
     252,974  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008            252,861
     379,461  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT
              - 102% COLLATERALIZED (MATURITY VALUE $379,562)                           3.20         03/03/2008            379,461
     110,676  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008            110,676
     379,461  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $379,563)                                                 3.23         03/03/2008            379,461
      86,960  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008             86,944
     379,461  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $379,562)                                  3.20         03/03/2008            379,461
      79,054  METLIFE GLOBAL FUNDING I+++/-                                             3.12         10/21/2008             79,047
     217,558  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008            217,070
      47,433  MORGAN STANLEY+/-                                                         3.20         04/07/2008             47,433
      48,618  MORGAN STANLEY+/-                                                         3.25         10/15/2008             48,611
     237,163  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $237,226)                                                 3.21         03/03/2008            237,163
      79,054  NATEXIS BANQUES POPULAIRES+++/-                                           4.92         09/08/2008             78,717
      56,287  PREMIUM ASSET TRUST+++/-                                                  4.40         07/15/2008             56,341
     148,480  RACERS TRUST SERIES 2004-6-MM+++/-                                        3.27         03/22/2008            148,277
      86,960  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008             86,809
      67,987  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008             67,956
      56,919  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008             56,861
      63,244  SLM CORPORATION+++/-                                                      3.16         05/12/2008             63,047
     126,487  STANFIELD VICTORIA FUNDING LLC+++/-^^(A)(I)                               5.27         04/03/2008            112,776
      84,746  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008             84,731
     151,784  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008            151,558
     316,218  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008            316,218
      79,054  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                        3.19         10/08/2008             78,997
     160,006  VERSAILLES CDS LLC                                                        3.60         03/13/2008            159,814
      79,054  VICTORIA FINANCE LLC+++/-^^(A)(I)                                         5.11         05/02/2008             70,485
      79,054  VICTORIA FINANCE LLC+++/-^^(A)(I)                                         3.61         08/07/2008             70,485
     126,487  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009            125,671

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     41,108  WINDMILL FUNDING CORPORATION++                                            3.33%        03/24/2008    $        41,022

                                                                                                                         7,293,883
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,631,167)                                                                7,588,720
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 6.69%
   2,694,399  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               2,694,399
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,694,399)                                                                           2,694,399
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $49,554,849)*                                               116.47%                                          $    46,948,236

OTHER ASSETS AND LIABILITIES, NET                                 (16.47)                                               (6,640,580)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $    40,307,656
                                                                  ------                                           ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

## PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,694,399.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.41%
         N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                      1,467,938,190

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,450,024,476)                                              1,467,938,190
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,450,024,476)*                                   100.41%                                                   $ 1,467,938,190

OTHER ASSETS AND LIABILITIES, NET                         (0.41)                                                        (5,940,143)
                                                         ------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $ 1,461,998,047
                                                         ------                                                    ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
ASSET BACKED SECURITIES: 13.05%
$    150,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                  3.32%        09/15/2011    $       147,835
     500,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                        3.44         03/15/2012            487,715
     100,000  BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                        3.31         11/16/2009             99,590
     150,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           3.82         07/15/2010            149,143
     545,520  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
              2003-5 CLASS 2M1+/-                                                       3.74         05/25/2033            438,960
     100,000  CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                           3.38         01/15/2015             96,993
      50,013  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-               3.41         02/15/2034             45,617
      77,102  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-              3.42         12/15/2033             60,341
     185,017  DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                        5.00         05/08/2010            186,541
     100,000  FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                 3.87         11/15/2012             99,563
     104,099  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                     3.32         05/20/2031             86,716
     106,921  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                   3.14         12/15/2009            106,761
      49,887  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                         3.26         08/25/2035             49,863
      15,078  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
              CLASS AII+/-                                                              3.61         03/25/2032             12,864
     769,282  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS
              M1+/-                                                                     4.56         04/25/2033            623,303
     102,347  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2                5.29         05/20/2009            102,821
     200,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++             5.10         06/23/2012            181,000

TOTAL ASSET BACKED SECURITIES (COST $3,304,893)                                                                          2,975,626
                                                                                                                   ---------------

AGENCY SECURITIES: 9.49%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.85%
     217,072  FHLMC #555514                                                             9.00         10/01/2019            242,359
     285,532  FHLMC #555519                                                             9.00         12/01/2016            314,176
      23,296  FHLMC #786823+/-                                                          7.37         07/01/2029             23,960
      22,664  FHLMC #788792+/-                                                          7.14         01/01/2029             23,257
      19,616  FHLMC #789272+/-                                                          7.32         04/01/2032             20,034
      22,524  FHLMC #789483+/-                                                          7.23         06/01/2032             22,745
         385  FHLMC #865456+/-                                                          5.98         07/01/2010                384
      52,895  FHLMC #A01734                                                             9.00         08/01/2018             58,231
     179,676  FHLMC #G10747                                                             7.50         10/01/2012            186,791
      86,919  FHLMC #G11209                                                             7.50         12/01/2011             89,838
     118,355  FHLMC #G11391                                                             7.50         06/01/2012            122,918

                                                                                                                         1,104,693
                                                                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 3.05%
     180,000  FNMA                                                                      4.00         06/23/2008            180,659
     223,391  FNMA #100255                                                              8.33         07/15/2020            248,750
      55,799  FNMA #100259                                                              7.50         12/15/2009             56,883
      20,612  FNMA #149167                                                             10.50         08/01/2020             24,992
      59,897  FNMA #365418+/-                                                           6.51         01/01/2023             61,368
      31,350  FNMA #372179                                                             11.00         04/01/2012             35,060
      66,782  FNMA #545460+/-                                                           7.06         11/01/2031             69,391
      18,375  FNMA #675491+/-                                                           8.14         04/01/2033             18,922

                                                                                                                           696,025
                                                                                                                   ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.59%
     103,460  GNMA #781540<<                                                            7.00         05/15/2013            107,786
     235,948  GNMA #781614<<                                                            7.00         06/15/2033            255,054

                                                                                                                           362,840
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $2,047,595)                                                                                2,163,558
                                                                                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 31.65%
     878,422  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            3.82         10/25/2033            795,994
     207,428  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2            5.50         10/25/2034            207,521
      14,419  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-            7.25         10/20/2032             14,530

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    999,981  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    3.79%        03/25/2034    $       816,261
     123,390  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-            5.24         12/25/2035            123,783
      57,621  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-          3.20         11/25/2036             56,392
     110,261  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
              CLASS 2A2A+/-                                                             5.54         03/20/2036            107,654
      28,485  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
              2001-HYB1 CLASS 2A1+/-                                                    6.53         06/19/2031             28,445
      18,983  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
              2004-20 CLASS 3A1+/-                                                      6.76         09/25/2034             18,356
      84,775  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)           6.78         01/25/2022             84,407
      60,380  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(I)          6.71         02/20/2021             60,293
      49,734  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  4.13         09/25/2033             47,091
     385,107  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50         02/25/2042            423,829
     341,992  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50         11/25/2031            380,857
     194,211  FNMA SERIES 1990-77 CLASS D                                               9.00         06/25/2020            213,609
      54,934  FNMA SERIES 2003-W19 CLASS 1A4                                            4.78         11/25/2033             55,203
     236,333  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                6.47         05/25/2042            245,668
      22,101  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               7.87         06/25/2033             22,276
      97,891  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                               6.29         08/25/2042             99,391
     372,467  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                6.43         08/25/2042            374,271
     191,120  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                      8.00         09/19/2027            212,974
     201,895  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    3.54         06/25/2034            198,035
     152,766  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                    6.45         06/25/2034            154,777
     158,866  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                 3.54         04/25/2036            157,212
     125,320  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        6.71         04/25/2032            125,628
     118,663  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                  5.91         06/25/2024            118,446
   2,968,314  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
              AX1+/-(C)                                                                 0.80         11/25/2034              1,855
      68,998  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-               3.20         10/25/2036             68,155
     256,257  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                       5.38         08/25/2035            255,611
     184,478  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
              1A1+/-++                                                                  4.94         09/28/2044            184,102
      78,865  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                         6.16         10/25/2032             78,667
     931,581  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                        4.57         09/10/2035            856,656
     204,516  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS
              A+/-                                                                      6.94         11/25/2020            204,186
     173,880  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS
              A+/-++                                                                    8.51         07/15/2027            173,581
      15,591  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       3.62         12/25/2034             15,007
      48,996  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                3.07         08/25/2033             48,926
     187,494  WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(I)                 6.96         12/28/2037            187,255

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,508,889)                                                              7,216,904
                                                                                                                   ---------------

CORPORATE BONDS & NOTES: 28.33%

APPAREL & ACCESSORY STORES: 0.29%
      65,000  MAY DEPARTMENT STORES COMPANY                                             5.95         11/01/2008             65,315
                                                                                                                   ---------------

COMMUNICATIONS: 2.62%
     110,000  ECHOSTAR DBS CORPORATION                                                  5.75         10/01/2008            109,863
      75,000  QWEST CORPORATION                                                         5.63         11/15/2008             74,625
      50,000  QWEST CORPORATION+/-                                                      8.24         06/15/2013             48,125
     155,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      7.25         09/01/2008            157,458
      65,000  US UNWIRED INCORPORATED SERIES B                                         10.00         06/15/2012             60,450
     150,000  VIACOM INCORPORATED+/-                                                    5.45         06/16/2009            146,499

                                                                                                                           597,020
                                                                                                                   ---------------

DEPOSITORY INSTITUTIONS: 2.32%
     200,000  ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                                4.84         10/09/2009            200,139
     250,000  M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                   5.40         12/04/2012            233,103
     100,000  PNC FUNDING CORPORATION+/-                                                3.38         01/31/2012             95,647

                                                                                                                           528,889
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
ELECTRIC, GAS & SANITARY SERVICES: 3.80%
$     60,000  DOMINION VA RESOURCES INCORPORATED SERIES B+/-                            3.25%        11/14/2008    $        59,620
     200,000  ENTERGY GULF STATES INCORPORATED+/-                                       5.52         12/01/2009            195,479
     110,000  ENTERGY GULF STATES INCORPORATED                                          5.12         08/01/2010            111,245
     125,000  FLORIDA POWER CORPORATION SERIES A+/-                                     3.47         11/14/2008            124,826
      40,000  IPALCO ENTERPRISES INCORPORATED                                           8.38         11/14/2008             40,300
      90,000  KEYSPAN CORPORATION                                                       4.90         05/16/2008             90,185
     130,000  OHIO POWER COMPANY+/-                                                     4.83         04/05/2010            126,748
     115,170  SALTON SEA FUNDING CORPORATION SERIES C                                   7.84         05/30/2010            119,409

                                                                                                                           867,812
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.04%
     250,000  NATIONAL SEMICONDUCTOR CORPORATION+/-                                     5.24         06/15/2010            237,585
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS: 1.57%
     165,000  GENERAL MILLS INCORPORATED+/-                                             4.02         01/22/2010            159,686
     100,000  HJ HEINZ COMPANY++                                                        6.43         12/01/2008            102,570
      95,000  KRAFT FOODS INCORPORATED                                                  4.00         10/01/2008             94,967

                                                                                                                           357,223
                                                                                                                   ---------------
FOOD STORES: 1.06%
      85,000  KROGER COMPANY                                                            7.25         06/01/2009             88,037
     155,000  SAFEWAY INCORPORATED+/-                                                   5.55         03/27/2009            153,549

                                                                                                                           241,586
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES: 0.47%
     110,000  CVS CAREMARK CORPORATION+/-                                               5.42         06/01/2010            106,343
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.39%
      90,000  CASE NEW HOLLAND INCORPORATED                                             6.00         06/01/2009             90,000
                                                                                                                   ---------------


INSURANCE CARRIERS: 2.48%
     160,000  LINCOLN NATIONAL CORPORATION+/-                                           4.76         04/06/2009            157,047
     160,000  SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                                 5.08         07/06/2010            160,589
     120,000  UNITEDHEALTH GROUP INCORPORATED+/-                                        4.46         02/07/2011            120,023
     125,000  UNUMPROVIDENT CORPORATION                                                 5.86         05/15/2009            128,946

                                                                                                                           566,605
                                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.74%
     160,000  XEROX CORPORATION                                                         7.13         06/15/2010            170,047
                                                                                                                   ---------------


MOTION PICTURES: 0.70%
     160,000  THE WALT DISNEY COMPANY+/-                                                4.13         07/16/2010            159,161
                                                                                                                   ---------------


NON-DEPOSITORY CREDIT INSTITUTIONS: 4.90%
     220,000  AMERICAN EXPRESS BANK FIRST SAVINGS BANK SERIES BKNT+/-                   3.18         06/22/2009            214,316
     150,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        3.50         02/05/2010            149,992
      65,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN+/-                           3.20         04/30/2008             63,468
     270,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-<<                                 3.33         04/28/2011            265,580
     120,000  IBM INTERNATIONAL GROUP CAPITAL LLC+/-                                    3.35         07/29/2009            120,290
     300,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                               5.87         07/31/2008            303,781

                                                                                                                         1,117,427
                                                                                                                   ---------------

OIL & GAS EXTRACTION: 1.00%
     160,000  ANADARKO PETROLEUM CORPORATION+/-                                         5.39         09/15/2009            156,515

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
OIL & GAS EXTRACTION (continued)
$     70,000  EL PASO CORPORATION                                                       6.75%        05/15/2009    $        71,223

                                                                                                                           227,738
                                                                                                                   ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 1.13%
     120,000  EQUITY ONE INCORPORATED                                                   3.88         04/15/2009            117,280
     150,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                     5.06         07/11/2011            139,625

                                                                                                                           256,905
                                                                                                                   ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.30%
     300,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                      4.95         03/23/2009            295,909
                                                                                                                   ---------------

TRANSPORTATION EQUIPMENT: 1.11%
     255,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                      5.46         03/13/2009            252,663
                                                                                                                   ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.41%
     160,000  BROWN-FORMAN CORPORATION+/-                                               5.33         04/18/2010            159,501
     165,000  CARDINAL HEALTH INCORPORATED+/-++                                         5.00         10/02/2009            161,789

                                                                                                                           321,290
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $6,541,672)                                                                          6,459,518
                                                                                                                   ---------------

FOREIGN CORPORATE BONDS@: 6.45%
      85,000  COVIDIEN INTERNATIONAL FINANCE SA++                                       5.15         10/15/2010             88,703
     195,000  DIAGEO FINANCE BV+/-                                                      4.95         03/30/2009            193,712
      30,000  PEMEX FINANCE LIMITED                                                     9.69         08/15/2009             31,200
     100,000  SABMILLER PLC+/-++                                                        5.03         07/01/2009            100,417
     100,000  SHAW COMMUNICATIONS INCORPORATION                                         7.25         04/06/2011            102,875
     205,000  TELEFONICA EMISIONES SAU+/-                                               5.23         06/19/2009            202,484
     160,000  TELEFONOS DE MEXICO SA                                                    4.50         11/19/2008            160,672
     200,000  TRANSOCEAN INCORPORATED+/-                                                5.34         09/05/2008            199,338
     155,000  VODAFONE GROUP PLC+/-                                                     5.33         06/15/2011            154,056
     230,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                             6.50         12/15/2008            236,043

TOTAL FOREIGN CORPORATE BONDS (COST $1,464,791)                                                                          1,469,500
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES: 5.95%

ARIZONA: 0.59%
     135,000  TUCSON HEART HOSPITAL-CARONDELET LLC (HCFR, GO OF HOSPITAL)+/-SS.         6.00         11/15/2026            135,000
                                                                                                                   ---------------

CALIFORNIA: 0.66%
     150,000  SACRAMENTO COUNTY CA PENSION FUNDING SERIES C-1 (OTHER
              REVENUE, MBIA INSURED)+/-<<SS.                                           10.50         07/10/2030            150,000
                                                                                                                   ---------------

ILLINOIS: 0.12%
      30,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                               5.65         12/01/2008             28,776
                                                                                                                   ---------------

LOUISIANA: 0.44%
     100,000  LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES D
              (HOSPITAL REVENUE, MBIA INSURED)+/-SS.                                   10.00         07/01/2028            100,000
                                                                                                                   ---------------

MASSACHUSETTS: 0.70%
     155,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)                                         7.04         10/01/2028            160,317
                                                                                                                   ---------------

MICHIGAN: 0.99%
     100,000  DETROIT MI SYSTEMS SECOND LIEN SERIES A (SEWER REVENUE, FGIC
              INSURED)+/-SS.                                                            9.00         07/01/2036            100,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MICHIGAN (continued)
$    125,000  ROYAL OAK MICHIGAN HOSPITAL FINANCE AUTHORITY (HOSPITAL REVENUE,
              AMBAC INSURED)+/-SS.                                                      8.00%        06/15/2040    $       125,000

                                                                                                                           225,000
                                                                                                                   ---------------
MISSOURI: 0.44%
     100,000  MISSOURI STATE HEFA SSM HEALTH CARE SERIES A-2 (HCFR, FIRST
              SECURITY BANK LOC)+/-SS.                                                 14.00         06/01/2035            100,000
                                                                                                                   ---------------
NEW JERSEY: 0.58%
     130,000  BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                           5.59         04/11/2009            133,436
                                                                                                                   ---------------
NORTH CAROLINA: 0.55%
     125,000  NEW HANOVER COUNTY NC NEW HANOVER REGIONAL MEDICAL CENTER
              SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)+/-SS.                8.00         10/01/2036            125,000
                                                                                                                   ---------------
OREGON: 0.44%
     100,000  OREGON STATE FACILITIES AUTHORITY SERIES F (HCFR, MBIA
              INSURED)+/-SS.                                                            7.00         08/01/2019            100,000
                                                                                                                   ---------------
WISCONSIN: 0.44%
     100,000  STATE OF WISCONSIN SUBSERIES B-8 (GO STATES, TERRITORIES, XLCA
              COMPANY INSURED)+/-SS.                                                   15.00         05/01/2032            100,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $1,353,212)                                                                          1,357,529
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 2.34%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.09%
      11,110  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                      11,110
       8,888  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                         8,888
         720  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                                  720

                                                                                                                            20,718
                                                                                                                   ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 2.25%
       1,511  AMSTEL FUNDING CORPORATION                                                3.32         03/17/2008              1,509
       3,555  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008              3,549
       4,444  APRECO LLC                                                                3.20         03/10/2008              4,440
       2,089  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008              2,085
       6,666  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008              6,656
      26,663  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $26,670)                                                  3.23         03/03/2008             26,663
      11,110  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008             11,101
       6,666  BNP PARIBAS+/-                                                            3.14         08/07/2008              6,657
      11,110  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $11,113)                                                            3.17         03/03/2008             11,110
      15,553  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $15,557)                                                            3.21         03/03/2008             15,553
       4,333  CAFCO LLC++                                                               3.32         03/11/2008              4,329
       2,222  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008              2,221
       6,312  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008              6,302
       9,999  CHARTA LLC++                                                              3.36         03/24/2008              9,977
       6,332  CHEYNE FINANCE LLC+/-++^^(A)(I)                                           5.12         02/25/2008              5,699
       1,378  CIESCO LLC                                                                3.16         03/24/2008              1,375
      26,663  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $26,670)                                   3.23         03/03/2008             26,663
       5,555  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008              5,534

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     26,663  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $26,670)                                                  3.23%        03/03/2008    $        26,663
       5,499  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008              5,493
      16,109  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008             16,092
       8,999  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008              8,991
      15,642  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008             15,636
       4,444  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008              4,439
       3,555  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008              3,555
      17,775  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008             17,767
      26,663  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $26,670)                              3.20         03/03/2008             26,663
       7,777  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008              7,777
      26,663  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $26,670)                                                  3.23         03/03/2008             26,663
       6,110  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008              6,109
      26,663  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $26,670)                                   3.20         03/03/2008             26,663
       5,555  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008              5,554
      15,287  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008             15,252
       3,333  MORGAN STANLEY+/-                                                         3.20         04/07/2008              3,333
       3,416  MORGAN STANLEY+/-                                                         3.25         10/15/2008              3,416
      16,664  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $16,668)                                                  3.21         03/03/2008             16,664
       5,555  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008              5,531
       3,955  PREMIUM ASSET TRUST+/-++                                                  4.40         07/15/2008              3,959
      10,433  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008             10,419
       6,110  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008              6,100
       4,777  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008              4,775
       3,999  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008              3,995
       4,444  SLM CORPORATION+/-++                                                      3.16         05/12/2008              4,430
       8,888  STANFIELD VICTORIA FUNDING LLC+/-++^^(A)(I)                               5.27         04/03/2008              7,924
       5,955  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008              5,954
      10,665  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008             10,649
      22,219  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008             22,219
       5,555  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008              5,551
      11,243  VERSAILLES CDS LLC                                                        3.60         03/13/2008             11,229
       5,555  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         5.11         05/02/2008              4,953
       5,555  VICTORIA FINANCE LLC+/-++^^(A)(I)                                         3.61         08/07/2008              4,953
       8,888  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009              8,830
       2,888  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008              2,879

                                                                                                                           512,503
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $534,250)                                                                    533,221
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 5.31%

MUTUAL FUNDS: 5.31%
   1,211,760  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               1,211,760

TOTAL SHORT-TERM INVESTMENTS (COST $1,211,760)                                                                           1,211,760
                                                                                                                   ---------------

PRINCIPAL
US TREASURY SECURITIES: 0.18%

US TREASURY BILLS: 0.18%
      40,000  US TREASURY BILL^#                                                        2.18         04/17/2008             39,882
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $39,892)                                                                                 39,882
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $24,006,954)*                                               102.75%                                          $    23,427,498

OTHER ASSETS AND LIABILITIES, NET                                  (2.75)                                                 (626,353)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $    22,801,145
                                                                  ------                                           ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,211,760.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY SECURITIES: 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
$        358  FHLMC #170027                                                            14.75%        03/01/2010    $           407
       2,798  FHLMC #170065                                                            14.00         09/01/2012              3,253

                                                                                                                             3,660
                                                                                                                   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.01%
       1,579  GNMA #45265                                                              15.00         08/15/2011              1,867
         983  GNMA #53809                                                              15.00         02/15/2012              1,188
       1,376  GNMA #54340                                                              15.00         05/15/2012              1,662

                                                                                                                             4,717
                                                                                                                   ---------------
SMALL BUSINESS ADMINISTRATION: 0.00%
     187,443  SBA #40013++(C)(I)                                                        1.52         09/30/2017              4,686
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $571,015)                                                                                     13,063
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 74.62%

AGRICULTURAL PRODUCTION CROPS: 0.92%
   2,129,000  BUNGE LIMITED FINANCE CORPORATION                                         4.38         12/15/2008          2,137,708
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.82%
   1,855,000  JC PENNY COMPANY INCORPORATED SERIES MTNA                                 6.88         10/15/2015          1,911,067
                                                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.55%
   1,390,000  ERAC USA FINANCE COMPANY++                                                6.38         10/15/2017          1,272,863
                                                                                                                   ---------------
BUSINESS SERVICES: 0.41%
     945,000  EQUIFAX INCORPORATED                                                      6.30         07/01/2017            956,385
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 0.60%
   1,375,000  CLOROX COMPANY                                                            5.00         03/01/2013          1,393,124
                                                                                                                   ---------------
COMMUNICATIONS: 10.94%
   1,195,000  ALAMOSA DELAWARE INCORPORATED                                             8.50         01/31/2012          1,075,500
   2,230,000  AT&T CORPORATION                                                          8.00         11/15/2031          2,658,463
   1,215,000  AT&T INCORPORATED                                                         5.50         02/01/2018          1,214,931
   5,010,000  COMCAST CORPORATION                                                       5.88         02/15/2018          4,970,777
   1,200,000  COX COMMUNICATIONS INCORPORATED                                           4.63         01/15/2010          1,212,881
   2,365,000  EMBARQ CORPORATION                                                        8.00         06/01/2036          2,291,101
   1,590,000  HISTORIC TW INCORPORATED                                                  6.63         05/15/2029          1,517,515
   1,080,000  NEWS AMERICA HOLDINGS INCORPORATED                                        8.25         08/10/2018          1,272,765
   1,390,000  QWEST CORPORATION                                                         6.88         09/15/2033          1,219,725
   2,055,000  TIME WARNER CABLE INCORPORATED                                            5.40         07/02/2012          2,075,168
   1,490,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                      7.75         02/15/2015          1,577,126
   2,160,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                   6.13         01/15/2013          2,283,392
   1,000,000  VIACOM INCORPORATED                                                       5.75         04/30/2011          1,033,563
   1,175,000  VIACOM INCORPORATED                                                       6.75         10/05/2037          1,122,802

                                                                                                                        25,525,709
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 7.13%
   2,500,000  BANK OF AMERICA CORPORATION                                               6.00         09/01/2017          2,625,210
     920,000  BANK OF AMERICA CORPORATION+/-                                            8.00         12/29/2049            952,940
   4,500,000  CITIGROUP INCORPORATED                                                    5.00         09/15/2014          4,359,789
   1,775,000  JPMORGAN CHASE & COMPANY                                                  5.13         09/15/2014          1,787,989
   1,410,000  JPMORGAN CHASE & COMPANY                                                  6.00         01/15/2018          1,463,016
   1,695,000  MANUFACTURERS & TRADERS TRUST COMPANY+++/-                                3.85         04/01/2013          1,695,136

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$    995,000  SB TREASURY COMPANY LLC+++/-                                              9.40%        12/31/2049    $     1,012,134
   2,645,000  WACHOVIA CORPORATION+/-                                                   7.98         02/28/2049          2,746,489

                                                                                                                        16,642,703
                                                                                                                   ---------------
EATING & DRINKING PLACES: 1.70%
   1,540,000  DARDEN RESTAURANTS                                                        6.00         08/15/2035          1,245,621
   1,425,000  YUM! BRANDS INCORPORATED                                                  6.88         11/15/2037          1,366,568
   1,210,000  YUM! BRANDS INCORPORATED                                                  8.88         04/15/2011          1,360,892

                                                                                                                         3,973,081
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 12.33%
   1,200,000  AMEREN CORPORATION                                                        5.40         02/01/2016          1,205,297
   3,660,000  CONSUMERS ENERGY COMPANY SERIES B                                         5.38         04/15/2013          3,848,578
   2,409,055  FPL ENERGY CAITHNESS FUNDING++                                            7.65         12/31/2018          2,694,985
   1,735,000  IPALCO ENTERPRISES INCORPORATED                                           8.38         11/14/2008          1,748,013
     955,000  IPALCO ENTERPRISES INCORPORATED                                           8.63         11/14/2011          1,002,750
     920,000  ITC MIDWEST LLC++                                                         6.15         01/31/2038            914,824
   1,460,000  METROPOLITAN EDISON COMPANY                                               4.95         03/15/2013          1,489,775
     935,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                       6.50         09/15/2037            970,038
   2,045,000  MONONGAHELA POWER COMPANY                                                 6.70         06/15/2014          2,220,970
   1,550,000  NEVADA POWER COMPANY SERIES N                                             6.65         04/01/2036          1,500,047
   1,025,000  NEVADA POWER COMPANY SERIES O                                             6.50         05/15/2018          1,065,132
     770,000  POTOMAC EDISON COMPANY                                                    5.35         11/15/2014            766,515
   1,405,000  PUBLIC SERVICE COMPANY OF COLORADO                                        6.25         09/01/2037          1,451,108
   1,374,694  SALTON SEA FUNDING CORPORATION SERIES C                                   7.84         05/30/2010          1,425,283
   1,036,267  SALTON SEA FUNDING CORPORATION SERIES F                                   7.48         11/30/2018          1,184,028
   1,550,000  SOUTHERN CALIFORNIA EDISON                                                7.63         01/15/2010          1,674,894
     865,000  TENNESSEE GAS PIPELINE COMPANY                                            7.50         04/01/2017            959,178
   1,465,000  WASTE MANAGEMENT INCORPORATED                                             7.38         08/01/2010          1,577,415
   1,165,000  WESTAR ENERGY INCORPORATED                                                5.88         07/15/2036          1,076,634

                                                                                                                        28,775,464
                                                                                                                   ---------------
EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE: 0.52%
   1,170,000  SENECA NATION INDIANS CAPITAL IMPROVEMENTS AUTHORITY SERIES 07 B++        6.75         12/01/2013          1,208,961
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS: 1.69%
   1,245,000  GENERAL MILLS INCORPORATED                                                5.65         09/10/2012          1,308,595
   1,000,000  KRAFT FOODS INCORPORATED                                                  6.00         02/11/2013          1,053,016
   1,490,000  MILLER BREWING CORPORATION++                                              5.50         08/15/2013          1,590,122

                                                                                                                         3,951,733
                                                                                                                   ---------------
FOOD STORES: 0.81%
   1,552,000  DELHAIZE AMERICA INCORPORATED                                             9.00         04/15/2031          1,882,061
                                                                                                                   ---------------
FORESTRY: 0.44%
   1,000,000  PLUM CREEK TIMBER COMPANY INCORPORATED                                    5.88         11/15/2015          1,023,314
                                                                                                                   ---------------
HEALTH SERVICES: 0.74%
   1,675,000  COVENTRY HEALTH CARE INCORPORATED                                         6.30         08/15/2014          1,730,051
                                                                                                                   ---------------
INSURANCE CARRIERS: 2.82%
   1,415,000  AETNA INCORPORATED                                                        6.75         12/15/2037          1,390,908
   1,210,000  FUND AMERICAN COMPANIES INCORPORATED                                      5.88         05/15/2013          1,258,128
   1,855,000  LINCOLN NATIONAL CORPORATION                                              6.30         10/09/2037          1,726,200
   1,100,000  UNUMPROVIDENT FINANCE COMPANY++                                           6.85         11/15/2015          1,130,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
INSURANCE CARRIERS (continued)
$  1,215,000  WR BERKLEY CORPORATION                                                    6.25%        02/15/2037    $     1,062,346

                                                                                                                         6,568,495
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.06%
     945,000  BAXTER INTERNATIONAL INCORPORATED                                         6.25         12/01/2037            968,193
     980,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                              6.13         07/01/2015            988,889
   2,000,000  THERMO ELECTRON CORPORATION                                               7.63         10/30/2008          2,052,656
   2,950,000  XEROX CORPORATION                                                         6.88         08/15/2011          3,133,263

                                                                                                                         7,143,001
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 1.39%
   1,433,492  CVS CAREMARK CORPORATION++                                                7.77         01/10/2012          1,575,827
   1,738,423  CVS LEASE PASS-THROUGH SERIES T++                                         6.04         12/10/2028          1,676,814

                                                                                                                         3,252,641
                                                                                                                   ---------------
MOTION PICTURES: 0.58%
   1,340,000  NEWS AMERICA INCORPORATION++<<                                            6.65         11/15/2037          1,349,742
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 5.15%
   1,000,000  AGUA CALIENTE BAND OF CAHUILLA INDIANS++                                  6.44         10/01/2016            999,900
   1,430,000  AMERICAN EXPRESS BANK FSB SERIES BKN1                                     5.55         10/17/2012          1,490,988
   1,210,000  CAPITAL ONE BANK                                                          6.50         06/13/2013          1,198,772
   1,380,000  COUNTRYWIDE HOME LOANS INCORPORATED<<                                     3.25         05/21/2008          1,342,685
   2,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                      4.13         03/04/2008          2,000,000
     935,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN<<                        6.15         08/07/2037            934,943
   2,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          5.88         02/15/2012          2,667,383
   1,382,000  SLM CORPORATION SERIES MTN                                                3.63         03/17/2008          1,380,263

                                                                                                                        12,014,934
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 1.62%
     445,000  DEVON FINANCING CORPORATION ULC                                           7.88         09/30/2031            542,398
   1,540,000  PEMEX PROJECT FUNDING MASTER TRUST++                                      6.63         06/15/2035          1,610,607
   1,455,000  XTO ENERGY INCORPORATED                                                   7.50         04/15/2012          1,637,396

                                                                                                                         3,790,401
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.23%
   1,500,000  AMERADA HESS CORPORATION                                                  7.13         03/15/2033          1,666,992
   1,205,000  MARATHON OIL CORPORATION                                                  6.60         10/01/2037          1,211,174

                                                                                                                         2,878,166
                                                                                                                   ---------------
PHARMACEUTICALS: 0.90%
   1,925,000  WYETH                                                                     6.95         03/15/2011          2,096,358
                                                                                                                   ---------------
PIPELINES: 2.03%
   1,395,000  BUCKEYE PARTNERS LP                                                       6.05         01/15/2018          1,428,138
   1,170,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                                   5.60         10/15/2014          1,190,500
   1,180,000  PLAINS ALL AMERICAN PIPELINE LP                                           6.65         01/15/2037          1,163,487
     910,000  TEXAS EASTERN TRANSMISSION LP                                             7.00         07/15/2032            954,846

                                                                                                                         4,736,971
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.65%
   1,380,000  CORNING INCORPORATED                                                      7.25         08/15/2036          1,511,428
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
RAILROAD TRANSPORTATION: 0.50%
$  1,080,000  UNION PACIFIC CORPORATION                                                 6.50%        04/15/2012    $     1,177,252
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 4.46%
   1,265,000  AVALONBAY COMMUNITIES SERIES MTN                                          6.63         09/15/2011          1,313,081
   2,785,000  EQUITY ONE INCORPORATED                                                   3.88         04/15/2009          2,721,881
   1,075,000  ERP OPERATING LP<<                                                        6.95         03/02/2011          1,118,577
     850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.65         06/01/2014            856,055
   1,880,000  LIBERTY PROPERTY LP                                                       7.25         03/15/2011          1,992,093
   1,410,000  RECKSON OPERATING PARTNERSHIP LP                                          6.00         03/31/2016          1,249,374
   1,210,000  ROUSE COMPANY                                                             3.63         03/15/2009          1,145,887

                                                                                                                        10,396,948
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 7.49%
   1,345,000  BLACKROCK INCORPORATED NEW YORK                                           6.25         09/15/2017          1,418,645
     940,000  CITIGROUP CAPITAL XXI+/-                                                  8.30         12/21/2049            954,344
   3,500,000  CREDIT SUISSE USA INCORPORATED                                            6.13         11/15/2011          3,754,433
   3,200,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.13         01/15/2015          3,191,414
   1,470,000  LAZARD GROUP LLC                                                          7.13         05/15/2015          1,504,921
   1,265,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          6.00         07/19/2012          1,300,455
   5,000,000  MORGAN STANLEY                                                            6.75         04/15/2011          5,350,000

                                                                                                                        17,474,212
                                                                                                                   ---------------
TOBACCO PRODUCTS: 1.14%
   1,480,000  ALTRIA GROUP INCORPORATED                                                 7.65         07/01/2008          1,504,257
   1,135,000  REYNOLDS AMERICAN INCORPORATED                                            6.75         06/15/2017          1,152,020

                                                                                                                         2,656,277
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 0.37%
     965,000  CONTINENTAL AIRLINES INCORPORATED SERIES A<<                              5.98         04/19/2022            867,979
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 1.63%
   2,175,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50         11/15/2013          2,348,719
   1,365,000  GOODRICH COMPANY                                                          6.29         07/01/2016          1,466,263

                                                                                                                         3,814,982
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $173,129,160)                                                                      174,114,011
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES: 3.56%

IOWA: 0.17%
     395,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX REVENUE LOC)    6.79         06/01/2010            405,689
                                                                                                                   ---------------

LOUISIANA: 0.55%
   1,303,203  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
              REVENUE LOC)                                                              6.36         05/15/2025          1,282,625
                                                                                                                   ---------------
MASSACHUSETTS: 0.49%
   1,150,000  BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY REVENUE, GO
              OF INSTITUTION)+++ SS.                                                    5.75         10/01/2019          1,150,000
                                                                                                                   ---------------
MICHIGAN: 0.59%
   1,380,000  DETROIT MI SYSTEMS SECOND LIEN SERIES A (SEWER REVENUE, FGIC
              INSURED)+/-SS.                                                            9.00         07/01/2036          1,380,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
OREGON: 0.75%
$  1,720,000  COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A (OTHER
              REVENUE)(I)                                                               6.88%        10/01/2011    $     1,738,954
                                                                                                                   ---------------

VIRGINIA: 0.57%
   1,425,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA SERIES A1                     6.71         06/01/2046          1,318,282
                                                                                                                   ---------------

WISCONSIN: 0.44%
   1,000,000  DANE COUNTY WI (PROPERTY TAX REVENUE)                                     5.85         12/01/2022          1,033,940
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $8,366,723)                                                                          8,309,490
                                                                                                                   ---------------

FOREIGN CORPORATE BONDS: 14.67%
   1,515,000  AMERICA MOVIL SAB DE CV<<                                                 5.50         03/01/2014          1,520,348
   1,425,000  AMERICA MOVIL SAB DE CV+/-                                                4.96         06/27/2008          1,407,188
   1,380,000  BRITISH SKY BROADCASTING GROUP PLC++                                      6.10         02/15/2018          1,396,342
   2,370,000  BRITISH TELECOM PLC                                                       9.13         12/15/2030          3,082,896
   1,580,000  COMMONWEALTH BANK OF AUSTRALIA+++/-                                       6.02         03/29/2049          1,460,863
     485,000  DELHAIZE GROUP                                                            6.50         06/15/2017            495,776
   1,015,000  DIAGEO FINANCE BV                                                         3.88         04/01/2011          1,018,103
   1,425,000  EDP FINANCE BV++                                                          6.00         02/02/2018          1,453,700
     725,000  GAZ CAPITAL FOR GAZPROM++                                                 6.51         03/07/2022            660,693
   1,485,000  GLOBO COMUNICACOES E PARTICIPACOES SA++                                   7.25         04/26/2022          1,462,725
   1,180,000  GRUPO TELEVISA SA                                                         6.63         03/18/2025          1,187,636
   1,495,000  NEXEN INCORPORATED                                                        5.88         03/10/2035          1,353,794
     950,000  ODEBRECHT FINANCE LIMITED++                                               7.50         10/18/2017            950,000
   1,410,000  PCCW HKT CAPITAL LIMITED++                                                8.00         11/15/2011          1,554,322
     960,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                   6.13         10/06/2016            979,488
   1,750,000  ROGERS WIRELESS INCORPORATED                                              6.38         03/01/2014          1,819,993
   1,470,000  SHAW COMMUNICATIONS INCORPORATED                                          7.20         12/15/2011          1,512,263
   1,420,000  SMFG PREFERRED CAPITAL+++/-                                               6.08         12/29/2049          1,233,881
     755,000  TELECOM ITALIA CAPITAL                                                    7.20         07/18/2036            781,889
     835,000  TELEFONICA EMISIONES SAU                                                  7.05         06/20/2036            897,873
   1,110,000  TESCO PLACE++                                                             6.15         11/15/2037          1,084,577
     945,000  TRANSOCEAN INCORPORATED                                                   6.00         03/15/2018            986,955
   1,415,000  UBS LUXEMBOURG SA FOR OJSC VIMPEL COMMUNICATIONS++                        8.00         02/11/2010          1,450,375
   2,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                             7.38         12/15/2028          3,130,886
   1,440,000  WESTFIELD GROUP++                                                         5.70         10/01/2016          1,332,996

TOTAL FOREIGN CORPORATE BONDS@ (COST $33,901,298)                                                                       34,215,562
                                                                                                                   ---------------

FOREIGN GOVERNMENT BONDS: 2.61%
     930,000  UNITED MEXICAN STATES<<                                                   5.63         01/15/2017            968,595
   4,580,000  UNITED MEXICAN STATES<<                                                   7.50         01/14/2012          5,118,150

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $5,589,805)                                                                        6,086,745
                                                                                                                   ---------------

US TREASURY SECURITIES: 2.51%

US TREASURY BILLS: 0.09%
     210,000  US TREASURY BILL^                                                         2.18         04/17/2008            209,380
                                                                                                                   ---------------

US TREASURY BONDS: 0.96%
   2,050,000  US TREASURY BOND<<                                                        5.00         05/15/2037          2,247,153
                                                                                                                   ---------------

US TREASURY NOTES: 1.46%
   1,645,000  US TREASURY NOTE<<                                                        3.50         02/15/2018          1,640,888
   1,660,000  US TREASURY NOTE<<                                                        3.88         10/31/2012          1,763,619

                                                                                                                         3,404,507
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $5,728,085)                                                                           5,861,040
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 6.30%                                                                           ---------------

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.25%
      19,829  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                          $        19,829
     306,136  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                    306,136
     244,909  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       244,909

                                                                                                                           570,874
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 6.05%
$     41,634  AMSTEL FUNDING CORPORATION                                                3.32%        03/17/2008             41,573
      97,963  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008             97,791
     122,454  APRECO LLC                                                                3.20         03/10/2008            122,356
      57,554  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008             57,464
     183,681  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008            183,414
     734,725  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $734,923)                                                           3.23         03/03/2008            734,725
     306,136  BASF FINANCE EUROPE NV+++/-                                               3.89         10/17/2008            305,903
     183,681  BNP PARIBAS+/-                                                            3.14         08/07/2008            183,439
     306,136  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $306,217)                                                           3.17         03/03/2008            306,136
     428,590  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $428,705)                                                           3.21         03/03/2008            428,590
     119,393  CAFCO LLC++                                                               3.32         03/11/2008            119,283
     173,928  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008            173,655
      61,227  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008             61,204
     275,522  CHARTA LLC++                                                              3.36         03/24/2008            274,932
     174,497  CHEYNE FINANCE LLC(A)^^++(I)+/-                                           5.12         02/25/2008            157,048
      37,961  CIESCO LLC                                                                3.16         03/24/2008             37,884
     734,725  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $734,923)                                  3.23         03/03/2008            734,725
     153,068  CULLINAN FINANCE CORPORATION+++/-                                         3.21         08/04/2008            152,494
     734,725  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $734,923)                                                 3.23         03/03/2008            734,725
     151,537  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008            151,359
     443,897  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008            443,445
     247,970  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008            247,749
     431,039  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008            430,876
     122,454  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008            122,320
      97,963  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008             97,963
     489,817  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008            489,597
     734,725  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $734,921)                             3.20         03/03/2008            734,725
     214,295  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008            214,295
     734,725  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $734,923)                                                           3.23         03/03/2008            734,725
     168,375  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008            168,344
     734,725  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $734,921)                             3.20         03/03/2008            734,725
     153,068  METLIFE GLOBAL FUNDING I+++/-                                             3.12         10/21/2008            153,053
     421,243  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008            420,299
      91,841  MORGAN STANLEY+/-                                                         3.20         04/07/2008             91,841
      94,137  MORGAN STANLEY+/-                                                         3.25         10/15/2008             94,122
     459,203  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $459,326)                                                           3.21         03/03/2008            459,203
     153,068  NATEXIS BANQUES POPULAIRES+++/-                                           4.92         09/08/2008            152,415
     108,984  PREMIUM ASSET TRUST+++/-                                                  4.40         07/15/2008            109,088
     287,492  RACERS TRUST SERIES 2004-6-MM+++/-                                        3.27         03/22/2008            287,099
     168,375  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008            168,083
     131,638  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008            131,579
     110,209  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008            110,097
     122,454  SLM CORPORATION+++/-                                                      3.16         05/12/2008            122,074

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    244,909  STANFIELD VICTORIA FUNDING LLC(A)^^++(I)+/-                               5.27%        04/03/2008    $       218,360
     164,089  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008            164,058
     293,890  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008            293,453
     612,271  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008            612,271
     153,068  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                        3.19         10/08/2008            152,957
     309,809  VERSAILLES CDS LLC                                                        3.60         03/13/2008            309,437
     153,068  VICTORIA FINANCE LLC(A)^^++(I)+/-                                         3.61         08/07/2008            136,475
     153,068  VICTORIA FINANCE LLC(A)^^++(I)+/-                                         5.11         05/02/2008            136,475
     244,909  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009            243,329
      79,595  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008             79,431

                                                                                                                        14,122,663
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,760,570)                                                              14,693,537
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 0.24%
     569,698  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                 569,698
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $569,698)                                                                               569,698
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $242,616,354)*                                              104.52%                                          $   243,863,146

OTHER ASSETS AND LIABILITIES, NET                                  (4.52)                                              (10,535,336)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   233,327,810
                                                                  ------                                           ---------------

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $569,698.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING: 12.42%
$ 15,000,000  FEDERAL HOME LOAN BANK SERIES<<                                           5.00%        12/11/2009    $    15,695,625
  42,015,000  FHLMC<<                                                                   5.13         08/23/2010         44,578,629
  53,500,000  FHLMC<<                                                                   6.88         09/15/2010         59,018,044
  31,000,000  FNMA<<                                                                    3.63         02/12/2013         31,373,550
  25,157,000  FNMA<<                                                                    6.25         02/01/2011         27,264,452

TOTAL AGENCY NOTES - INTEREST BEARING (COST $175,106,274)                                                              177,930,300
                                                                                                                   ---------------
AGENCY SECURITIES: 49.12%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 8.56%
       1,426  FHLMC #160053                                                             8.00         07/01/2008              1,442
          11  FHLMC #170046                                                            14.50         03/01/2011                 13
         114  FHLMC #170053                                                            14.75         08/01/2011                134
       3,878  FHLMC #170053                                                            15.00         08/01/2011              4,586
         237  FHLMC #170069                                                            14.00         11/01/2012                289
      56,991  FHLMC #170215                                                             8.00         02/01/2017             61,290
      78,566  FHLMC #170235                                                            10.50         08/01/2019             94,847
       2,575  FHLMC #182079                                                             8.00         02/01/2010              2,676
       1,682  FHLMC #182104                                                             8.00         12/01/2010              1,748
      11,916  FHLMC #1B0123+/-                                                          7.28         09/01/2031             12,002
       8,148  FHLMC #1B0128+/-                                                          7.28         09/01/2031              8,206
     564,813  FHLMC #1B0129+/-                                                          7.34         09/01/2031            569,027
  16,608,323  FHLMC #1Q0183+/-                                                          5.97         10/01/2036         17,021,912
      11,442  FHLMC #272877                                                             8.00         08/01/2009             11,573
      37,774  FHLMC #279063                                                             9.00         08/01/2009             38,347
      93,203  FHLMC #552435                                                            10.50         08/01/2020            113,161
      11,286  FHLMC #555158                                                             8.50         05/01/2016             11,549
     424,913  FHLMC #555503                                                             9.00         04/01/2021            459,555
      47,230  FHLMC #555515                                                             8.50         10/01/2013             48,331
     719,040  FHLMC #611023+/-                                                          6.91         10/01/2026            732,320
     190,036  FHLMC #786210+/-                                                          6.83         01/01/2026            198,741
     961,881  FHLMC #786823+/-                                                          7.37         07/01/2029            989,265
     291,597  FHLMC #789483+/-                                                          7.23         06/01/2032            294,452
     201,423  FHLMC #865496+/-                                                          6.32         05/01/2026            210,916
     159,074  FHLMC #884009                                                            10.50         05/01/2020            194,235
      39,811  FHLMC #A01434                                                             9.00         06/01/2016             42,047
     251,760  FHLMC #A01562                                                             9.00         11/01/2018            271,176
       6,579  FHLMC #A01607                                                             8.50         06/01/2011              6,679
     105,963  FHLMC #A01620                                                             9.00         04/01/2017            114,135
      62,553  FHLMC #A01860                                                             8.50         06/01/2017             68,254
   1,814,864  FHLMC #E79794                                                             7.00         10/01/2014          1,903,825
     332,884  FHLMC #G00319                                                             9.50         04/01/2025            372,945
     307,578  FHLMC #G01236                                                            10.00         10/01/2021            352,079
   9,419,600  FHLMC #G08102                                                             6.50         12/01/2035          9,811,838
      29,691  FHLMC #G10783                                                             8.50         06/01/2012             31,835
     308,224  FHLMC #G11136                                                             6.50         05/01/2011            315,572
     238,805  FHLMC #G11200                                                             8.00         01/01/2012            248,878
   4,195,086  FHLMC #G11209                                                             7.50         12/01/2011          4,335,945
   1,281,319  FHLMC #G11345                                                             7.50         12/01/2011          1,324,353
   2,638,759  FHLMC #G11368                                                             7.50         12/01/2012          2,735,888
  12,289,430  FHLMC #G18005                                                             5.00         08/01/2019         12,474,281
   1,623,432  FHLMC #G80106                                                            10.00         08/17/2022          1,954,961
   2,535,479  FHLMC #G80116                                                            10.00         02/17/2025          3,020,106
   3,002,023  FHLMC #G80193                                                             9.50         09/17/2022          3,323,786
     429,474  FHLMC #G90023                                                             7.00         11/17/2013            446,870
  12,547,125  FHLMC #H01193                                                             6.50         08/01/2037         12,967,254
   3,999,449  FHLMC #H01792                                                             6.50         10/01/2037          4,133,367
      55,935  FHLMC #N70012                                                            10.50         08/01/2020             67,598
  40,305,000  FHLMC TBA@@                                                               6.00         03/01/2038         41,161,481

                                                                                                                       122,565,770
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 40.09%
$ 23,065,397  FNMA # 878059                                                             5.50%        03/01/2036    $    23,214,540
  11,476,110  FNMA # 886087                                                             6.50         07/01/2036         11,900,086
     195,279  FNMA #100042                                                             11.00         10/15/2020            227,151
     346,812  FNMA #100285                                                              9.50         12/15/2020            392,009
         652  FNMA #1376                                                               15.50         10/01/2012                770
     337,378  FNMA #190180                                                              9.00         07/01/2021            370,602
  12,054,287  FNMA #256810                                                              6.50         07/01/2037         12,431,544
      36,722  FNMA #303548                                                              8.50         02/01/2012             37,966
     680,205  FNMA #313419                                                              8.50         12/01/2026            754,840
     257,677  FNMA #323013                                                              9.00         10/01/2021            288,619
   1,100,920  FNMA #323284                                                              8.50         05/01/2017          1,190,501
   4,901,613  FNMA #323756                                                              6.20         05/01/2009          4,922,152
      34,320  FNMA #364215                                                              7.50         07/01/2015             34,703
       3,463  FNMA #364217                                                              7.00         09/01/2015              3,498
   2,901,455  FNMA #368034                                                              8.00         11/01/2026          3,215,715
   3,227,010  FNMA #398800                                                              8.00         06/01/2012          3,372,483
     211,513  FNMA #398805                                                              8.50         11/01/2011            226,691
     167,046  FNMA #426843                                                             11.00         02/01/2019            197,901
     185,041  FNMA #439935                                                              8.00         04/01/2017            196,653
     914,681  FNMA #457277+/-                                                           6.12         10/01/2027            953,608
     411,470  FNMA #458018                                                             12.00         07/15/2014            501,495
     788,551  FNMA #487758                                                              8.50         05/01/2026            872,628
     226,137  FNMA #487759                                                              9.50         07/01/2028            253,525
     215,719  FNMA #516051                                                              9.50         01/01/2021            240,621
      11,411  FNMA #52                                                                  8.50         07/01/2010             11,710
     256,430  FNMA #535537                                                              9.00         07/01/2028            282,952
     732,829  FNMA #535573                                                              8.00         11/01/2013            752,467
     529,558  FNMA #535752                                                             10.00         12/01/2020            632,417
   1,285,636  FNMA #538435+/-                                                           7.05         07/01/2026          1,306,359
       1,408  FNMA #545016                                                              9.00         11/01/2012              1,494
     185,809  FNMA #545117+/-                                                           7.18         12/01/2040            190,788
   1,356,991  FNMA #545187+/-                                                           5.84         09/01/2031          1,392,287
     192,302  FNMA #545208+/-                                                           7.17         09/01/2031            198,441
   1,101,899  FNMA #545460+/-                                                           7.06         11/01/2031          1,144,961
   2,487,193  FNMA #54844+/-                                                            5.63         09/01/2027          2,498,299
   1,338,740  FNMA #555161                                                              6.00         12/01/2013          1,386,544
   6,632,830  FNMA #555569                                                              6.00         05/01/2016          6,869,210
      29,725  FNMA #62895                                                               8.75         01/01/2010             30,818
     576,244  FNMA #635726+/-                                                           7.05         04/01/2032            583,966
     336,590  FNMA #646643+/-                                                           7.25         06/01/2032            345,264
   1,963,287  FNMA #66414+/-                                                            6.71         09/01/2028          1,972,454
   1,247,891  FNMA #675479+/-                                                           7.82         01/01/2033          1,278,951
     275,622  FNMA #675491+/-                                                           8.14         04/01/2033            283,826
      61,939  FNMA #695514                                                              8.50         10/01/2026             67,754
     542,662  FNMA #695519                                                              8.50         11/01/2026            596,899
   1,477,604  FNMA #724438                                                              8.50         06/01/2027          1,625,432
     190,450  FNMA #724658+/-                                                           8.49         07/01/2033            194,491
  29,334,820  FNMA #725249                                                              5.00         03/01/2034         29,025,617
   5,941,818  FNMA #725638                                                              5.00         12/01/2018          6,034,316
  46,556,015  FNMA #735062<<                                                            5.50         08/01/2033         47,010,453
   8,145,291  FNMA #735613                                                              6.00         02/01/2035          8,372,495
  16,600,245  FNMA #739503                                                              5.50         09/01/2033         16,762,282
  16,017,064  FNMA #740227<<                                                            5.50         09/01/2033         16,173,408
  10,893,414  FNMA #745816+/-                                                           5.06         12/01/2035         11,141,457
  13,739,454  FNMA #835168<<                                                            5.50         08/01/2035         13,835,873
  13,119,408  FNMA #886686+/-                                                           6.15         08/01/2036         13,523,239
   3,782,681  FNMA #886761                                                              7.00         09/01/2036          3,982,327
  32,351,430  FNMA #888022<<                                                            5.00         02/01/2036         31,938,632
  24,761,424  FNMA #888538<<                                                            5.50         01/01/2037         24,935,192
   9,174,429  FNMA #892283+/-                                                           5.86         09/01/2036          9,454,928
  11,681,170  FNMA #894157                                                              6.50         10/01/2036         12,112,722
   8,196,151  FNMA #894199                                                              6.50         10/01/2036          8,498,951
   7,036,349  FNMA #895998                                                              6.50         07/01/2036          7,296,301

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  4,744,095  FNMA #900560                                                              6.50%        09/01/2036    $     4,919,362
   5,351,241  FNMA #902200                                                              6.50         11/01/2036          5,548,938
  11,464,562  FNMA #918447                                                              5.50         05/01/2022         11,724,524
   5,551,961  FNMA #924858                                                              6.50         09/01/2037          5,725,718
   7,704,532  FNMA #943768                                                              6.50         10/01/2037          7,945,657
  10,167,724  FNMA #954965                                                              6.50         09/01/2037         10,485,938
  23,845,000  FNMA TBA@@                                                                5.00         03/01/2035         23,479,885
  70,375,000  FNMA TBA@@                                                                5.50         03/15/2021         71,914,453
  40,100,000  FNMA TBA@@                                                                6.00         03/01/2036         40,964,636
  40,527,000  FNMA TBA@@                                                                6.50         03/01/2037         41,996,104

                                                                                                                       574,251,493
                                                                                                                   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.46%
       5,850  GNMA #126600                                                             13.00         11/15/2014              7,091
       5,432  GNMA #201                                                                14.00         09/20/2014              6,593
       2,858  GNMA #45629                                                              13.00         02/15/2011              3,315
       9,190  GNMA #52538                                                              15.00         07/15/2012             11,101
          28  GNMA #56900                                                              15.00         07/15/2012                 31
       3,053  GNMA #780051                                                              9.00         12/15/2009              3,068
     427,658  GNMA #780104                                                              9.50         10/20/2019            473,960
     277,502  GNMA #780110                                                             12.50         04/15/2019            335,107
   1,930,212  GNMA #780288<<                                                            8.00         12/15/2023          2,140,117
     189,513  GNMA #780763                                                              7.50         12/15/2010            192,710
   1,289,695  GNMA #780867<<                                                            8.35         04/15/2020          1,421,053
     815,975  GNMA #780980<<                                                            8.40         05/15/2020            912,480
     607,091  GNMA #8678+/-                                                             5.63         08/20/2020            614,558
     397,417  GNMA #8714+/-                                                             6.13         11/20/2020            399,603
       3,254  GNMA #95643                                                              15.00         09/15/2012              3,929

                                                                                                                         6,524,716
                                                                                                                   ---------------
SMALL BUSINESS ADMINISTRATION: 0.01%
   2,091,984  SBA #440019 SERIES 1993-1A++(C)(I)                                        1.98         02/28/2018             86,621
   2,849,869  SBA SERIES 1992-6 CLASS A++(C)(I)                                         1.79         10/15/2017            118,002

                                                                                                                           204,623
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $698,145,825)                                                                            703,546,602
                                                                                                                   ---------------
ASSET BACKED SECURITIES: 0.72%
  10,445,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           3.82         11/15/2011         10,385,356

TOTAL ASSET BACKED SECURITIES (COST $10,445,000)                                                                        10,385,356
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 20.16%
   7,235,237  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1           5.50         11/25/2020          7,357,332
   2,066,017  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                    6.00         02/25/2017          2,137,782
      56,854  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1002 CLASS 1+/-       6.71         07/25/2008             56,854
   1,461,260  FHA INSURED PROJECT LOAN #956++                                           2.93         11/01/2012          1,432,035
     207,722  FHLMC SERIES 1582 CLASS A+/-                                              5.00         09/15/2008            207,838
      80,018  FHLMC SERIES 16 CLASS D                                                  10.00         10/15/2019             85,945
  11,707,927  FHLMC SERIES 3221 CLASS VA                                                5.00         09/15/2017         12,140,596
     532,280  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-          3.59         11/25/2028            532,035
   2,180,818  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-           3.66         05/25/2030          2,093,304
   1,038,528  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-           3.66         09/25/2031          1,037,778
   2,476,629  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50         02/25/2042          2,725,657
     924,208  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A1B           6.50         03/25/2043            925,473
   1,359,372  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 2A1+/-         6.47         03/25/2043          1,375,439
   6,497,021  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-         6.20         07/25/2043          6,671,943
   2,636,052  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                9.50         06/25/2030          2,892,686
   5,201,065  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                               9.50         12/25/2041          5,766,058

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  1,299,278  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                               9.50%        08/25/2041    $     1,444,629
   3,272,799  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                             6.32         07/25/2041          3,356,092
   3,129,137  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                            6.07         10/25/2041          3,249,793
  14,017,116  FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                               6.50         07/25/2042         14,938,056
   8,000,000  FNMA GRANTOR TRUST SERIES 2002-T3 CLASS B                                 5.76         12/25/2011          8,463,334
     765,767  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                             3.38         05/25/2032            753,524
     730,428  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                             3.42         03/25/2033            724,492
     227,922  FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                                 8.50         07/25/2022             64,241
     621,844  FNMA INTEREST STRIP SERIES 265 CLASS 2                                    9.00         03/01/2024            689,247
      39,545  FNMA INTEREST STRIP SERIES B CLASS 1                                      6.00         05/01/2009             39,766
      43,730  FNMA INTEREST STRIP SERIES C CLASS 1                                      6.00         05/01/2009             44,070
      18,064  FNMA INTEREST STRIP SERIES K CLASS 1                                      6.00         11/01/2008             18,088
     300,601  FNMA SERIES 1988-2 CLASS Z                                               10.10         02/25/2018            334,383
     121,838  FNMA SERIES 1988-7 CLASS Z                                                9.25         04/25/2018            133,469
     673,918  FNMA SERIES 1989-10 CLASS Z                                               9.50         03/25/2019            765,683
     514,482  FNMA SERIES 1989-100 CLASS Z                                              8.75         12/25/2019            565,304
   1,237,910  FNMA SERIES 1989-12 CLASS Y                                              10.00         03/25/2019          1,434,475
     840,379  FNMA SERIES 1989-22 CLASS G                                              10.00         05/25/2019            968,343
     154,377  FNMA SERIES 1989-63 CLASS Z                                               9.40         10/25/2019            169,012
     221,682  FNMA SERIES 1989-98 CLASS E                                               9.20         12/25/2019            243,107
     408,375  FNMA SERIES 1990-144 CLASS W                                              9.50         12/25/2020            465,036
     316,014  FNMA SERIES 1990-75 CLASS Z                                               9.50         07/25/2020            361,562
     148,955  FNMA SERIES 1990-84 CLASS Y                                               9.00         07/25/2020            164,488
     645,682  FNMA SERIES 1990-96 CLASS Z                                               9.67         08/25/2020            741,310
     244,429  FNMA SERIES 1991-5 CLASS Z                                                8.75         01/25/2021            273,730
     952,531  FNMA SERIES 1991-85 CLASS Z                                               8.00         06/25/2021          1,028,203
     656,033  FNMA SERIES 1992-45 CLASS Z                                               8.00         04/25/2022            712,663
     592,846  FNMA SERIES G-8 CLASS E                                                   9.00         04/25/2021            669,861
   1,344,749  FNMA SERIES G92-30 CLASS Z                                                7.00         06/25/2022          1,446,488
     270,185  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                                 9.65         09/25/2028            307,843
     153,257  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               7.87         06/25/2033            154,471
   1,837,290  FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                                 4.61         08/25/2043          1,837,122
   6,996,799  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                               6.07         08/25/2042          7,103,965
   1,468,099  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                                 3.36         04/25/2033          1,371,710
   6,207,776  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                6.18         08/25/2042          6,237,856
   6,217,606  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                               9.84         10/25/2042          7,058,684
   3,067,218  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                              10.22         12/25/2042          3,439,443
     485,881  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                                 3.38         06/25/2033            450,427
   6,248,031  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                                 7.00         08/25/2044          6,660,135
   9,974,000  FOUR TIMES SQUARE TRUST SERIES 2000-4TS CLASS A2++                        7.80         04/15/2015         10,958,214
  10,238,511  FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC                          5.88         05/15/2016         10,432,235
  12,404,000  GNMA SERIES 2004-103 CLASS C+/-                                           4.70         12/16/2027         12,641,533
 225,260,767  GNMA SERIES 2005-23 CLASS IO+/-(C)                                        0.96         06/17/2045         10,575,340
   6,139,370  GNMA SERIES 2005-34 CLASS A                                               3.96         09/16/2021          6,152,852
  11,447,829  GNMA SERIES 2005-59 CLASS A                                               4.39         05/16/2023         11,556,095
  16,866,607  GNMA SERIES 2006-3 CLASS A                                                4.21         01/16/2028         17,027,373
   6,019,000  GNMA SERIES 2006-30 CLASS D+/-                                            5.41         04/16/2039          6,001,901
  12,510,000  GNMA SERIES 2006-32 CLASS C+/-                                            5.52         11/16/2038         12,458,865
  77,798,313  GNMA SERIES 2006-32 CLASS XM+/-(C)                                        0.75         11/16/2045          3,624,483
  12,520,000  GNMA SERIES 2006-68 CLASS D+/-                                            5.31         12/16/2037         12,455,388
   8,395,618  GNMA SERIES 2007-34 CLASS A                                               4.27         11/16/2026          8,476,483
   6,331,800  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                      5.11         06/25/2035          6,398,267
   7,379,120  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
              1A1+/-++                                                                  4.94         09/28/2044          7,364,067
   5,612,757  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++          6.50         10/25/2034          5,804,085
 125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
              X2+/-(C)                                                                  0.80         11/13/2011            868,899
  17,325,000  TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                   6.10         06/15/2049         17,159,766
     880,645  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                            8.87         02/15/2025            978,783
   1,322,899  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                             8.79         06/15/2025          1,483,443

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $285,990,323)                                                          288,740,932
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES: 1.84%

APPAREL & ACCESSORY STORES: 0.00%
$        172  SEARS ROEBUCK ACCEPTANCE                                                   6.70%       04/15/2012    $           174
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.84%
  26,000,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                                5.87        07/31/2008         26,327,678
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $26,085,709)                                                                        26,327,852
                                                                                                                   ---------------

FOREIGN CORPORATE BONDS: 0.51%
   7,275,000  EUROPEAN INVESTMENT BANK<<                                                                                 7,246,169

TOTAL FOREIGN CORPORATE BONDS@ (COST $6,985,280)                                                                         7,246,169
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES: 2.16%

ARKANSAS: 0.14%
   1,753,766  ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)               9.75        11/15/2014          1,982,825
                                                                                                                   ---------------
FLORIDA: 0.39%
   5,250,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT PREREFUNDED
              (OTHER REVENUE)SS.                                                        11.50        10/01/2013          5,616,765
                                                                                                                   ---------------
TEXAS: 1.63%
   5,405,000  RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)                  10.00        12/15/2020          8,176,089
  15,000,000  SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)+/-SS.              3.63        12/01/2027         15,175,800

                                                                                                                        23,351,889
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $30,571,415)                                                                        30,951,479
                                                                                                                   ---------------

US TREASURY SECURITIES: 23.33%

US TREASURY BILLS: 0.07%
   1,060,000  US TREASURY BILL^                                                          2.18        04/17/2008          1,056,871
                                                                                                                   ---------------
US TREASURY BONDS: 6.44%
  10,300,000  US TREASURY BOND<<                                                         5.00        05/15/2037         11,290,572
   5,875,000  US TREASURY BOND<<                                                         5.38        02/15/2031          6,693,370
  21,535,000  US TREASURY BOND<<                                                         6.00        02/15/2026         26,000,153
  34,340,000  US TREASURY BOND<<                                                         8.75        05/15/2017         48,236,986

                                                                                                                        92,221,081
                                                                                                                   ---------------

US TREASURY NOTES: 16.82%
  10,590,000  US TREASURY NOTE<<                                                         3.38        11/30/2012         11,013,600
  63,300,000  US TREASURY NOTE<<                                                         4.00        02/15/2015         67,093,063
  47,540,000  US TREASURY NOTE<<                                                         4.25        09/30/2012         51,280,067
  25,500,000  US TREASURY NOTE<<                                                         4.25        11/15/2017         26,956,280
  44,605,000  US TREASURY NOTE<<                                                         4.63        12/31/2011         48,661,289
   5,555,000  US TREASURY NOTE<<                                                         4.63        02/15/2017          6,044,534
  28,595,000  US TREASURY NOTE<<                                                        12.00        08/15/2013         29,888,475

                                                                                                                       240,937,308
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $323,161,520)                                                                       334,215,260
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COLLATERAL FOR SECURITIES LENDING: 45.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.70%
     844,415  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                          $       844,415
  13,036,994  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                 13,036,994
  10,429,596  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    10,429,596

                                                                                                                        24,311,005
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 44.07%
$  1,773,031  AMSTEL FUNDING CORPORATION                                                3.32%        03/17/2008          1,770,415
   4,171,838  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008          4,164,506
   5,214,798  APRECO LLC                                                                3.20         03/10/2008          5,210,626
   2,450,955  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008          2,447,136
   7,822,197  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008          7,810,794
  31,288,787  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY   VALUE $31,297,209)                                            3.23         03/03/2008         31,288,787
  13,036,994  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008         13,027,073
   7,822,197  BNP PARIBAS+/-                                                            3.14         08/07/2008          7,811,887
  13,036,994  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $13,040,438)                                                        3.17         03/03/2008         13,036,994
  18,251,792  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $18,256,674)                                                        3.21         03/03/2008         18,251,792
   5,084,428  CAFCO LLC++                                                               3.32         03/11/2008          5,079,739
   7,406,838  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008          7,395,226
   2,607,399  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008          2,606,428
  11,733,295  CHARTA LLC++                                                              3.36         03/24/2008         11,708,183
   7,431,087  CHEYNE FINANCE LLC+/-++(I)^^(A)                                           5.12         02/25/2008          6,687,978
   1,616,587  CIESCO LLC                                                                3.16         03/24/2008          1,613,334
  31,288,787  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $31,297,209)                               3.23         03/03/2008         31,288,787
   6,518,497  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008          6,494,046
  31,288,787  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $31,297,209)                                              3.23         03/03/2008         31,288,787
   6,453,312  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008          6,445,739
  18,903,642  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008         18,884,408
  10,559,966  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008         10,550,579
  18,356,088  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008         18,349,154
   5,214,798  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008          5,209,062
   4,171,838  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008          4,171,838
  20,859,191  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008         20,849,834
  31,288,787  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $31,297,131)                          3.20         03/03/2008         31,288,787
   9,125,896  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008          9,125,896
  31,782,569  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $31,791,124)                                              3.23         03/03/2008         31,782,569
   7,170,347  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008          7,169,032
  31,288,787  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $31,297,131)                               3.20         03/03/2008         31,288,787
   6,518,497  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008          6,517,858
  17,938,904  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008         17,898,721
   3,911,098  MORGAN STANLEY+/-                                                         3.20         04/07/2008          3,911,098
   4,008,876  MORGAN STANLEY+/-                                                         3.25         10/15/2008          4,008,258
  19,555,492  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $19,560,723)                                              3.21         03/03/2008         19,555,492
   6,518,497  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008          6,490,689
  29,411,781  PICAROS FUNDING LLC++                                                     5.21         03/07/2008         29,382,638
   4,641,170  PREMIUM ASSET TRUST+/-++                                                  4.40         07/15/2008          4,645,607
  12,243,042  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008         12,226,289
   7,170,347  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008          7,157,934
   5,605,908  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008          5,603,401
   4,693,318  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008          4,688,557

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  5,214,798  SLM CORPORATION+/-++                                                      3.16%        05/12/2008    $     5,198,611
  10,429,596  STANFIELD VICTORIA FUNDING LLC+/-++(I)^^(A)                               5.27         04/03/2008          9,299,027
   6,987,829  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008          6,986,540
  12,515,515  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008         12,496,881
  26,073,989  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008         26,073,989
   6,518,497  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008          6,513,778
  13,193,438  VERSAILLES CDS LLC                                                        3.60         03/13/2008         13,177,606
   6,518,497  VICTORIA FINANCE LLC+/-++(I)^^(A)                                         3.61         08/07/2008          5,811,892
   6,518,497  VICTORIA FINANCE LLC+/-++(I)^^(A)                                         5.11         05/02/2008          5,811,892
  10,429,596  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009         10,362,335
   3,389,619  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008          3,382,429

                                                                                                                       631,299,725
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $658,451,113)                                                            655,610,730
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 4.84%
  69,299,250  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              69,299,250
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $69,299,250)                                                                         69,299,250
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,284,241,709)*                                            160.87%                                          $ 2,304,253,930

OTHER ASSETS AND LIABILITIES, NET                                 (60.87)                                             (871,920,763)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $ 1,432,333,167
                                                                  ------                                           ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

@@    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $69,299,250.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

    HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
CORPORATE BONDS & NOTES: 80.36%

AMUSEMENT & RECREATION SERVICES: 1.69%
$  1,690,000  MASHANTUCKET WESTERN PEQUOT TRIBE++                                       8.50%        11/15/2015    $     1,504,100
   2,320,000  SINGLE SPRINGS TRIBAL GAMING AUTHORITY++<<                                9.38         06/15/2015          2,064,800
   1,222,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                                  10.54         02/01/2014          1,124,240

                                                                                                                         4,693,140
                                                                                                                   ---------------

APPAREL & ACCESSORY STORES: 0.66%
   1,855,000  NEIMAN MARCUS GROUP INCORPORATED                                          9.00         10/15/2015          1,845,725
                                                                                                                   ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.90%
   3,070,000  RIDDELL BELL HOLDINGS INCORPORATED                                        8.38         10/01/2012          2,486,700
                                                                                                                   ---------------

BUSINESS SERVICES: 4.92%
   2,508,742  COSO GEOTHERMAL POWER HOLDINGS++                                          7.00         07/15/2026          2,391,333
   3,295,000  DELUXE CORPORATION                                                        7.38         06/01/2015          3,167,319
   2,360,000  LAMAR MEDIA CORPORATION SERIES C                                          6.63         08/15/2015          2,171,200
   1,680,000  PENHALL INTERNATIONAL CORPORATION++                                      12.00         08/01/2014          1,411,200
   1,490,000  RAINBOW NATIONAL SERVICES LLC++                                          10.38         09/01/2014          1,586,850
   1,540,000  SUNGARD DATA SYSTEMS INCORPORATED                                         9.13         08/15/2013          1,551,550
   1,640,000  WEST CORPORATION<<                                                       11.00         10/15/2016          1,373,500

                                                                                                                        13,652,952
                                                                                                                   ---------------

CASINO & GAMING: 5.58%
   2,215,000  CCM MERGER INCORPORATED++                                                 8.00         08/01/2013          1,938,125
   1,980,000  MGM MIRAGE INCORPORATED                                                   7.63         01/15/2017          1,866,150
   2,050,000  PENN NATIONAL GAMING INCORPORATED                                         6.75         03/01/2015          1,927,000
   1,750,000  PINNACLE ENTERTAINMENT                                                    8.25         03/15/2012          1,662,500
   2,490,000  POKAGON GAMING AUTHORITY++<<                                             10.38         06/15/2014          2,589,600
   1,850,000  TUNICA-BILOXI GAMING AU++                                                 9.00         11/15/2015          1,831,500
   2,110,000  TURNING STONE CASINO RESORT ENTERPRISE++                                  9.13         12/15/2010          2,078,350
   1,655,000  WATERFORD GAMING LLC++                                                    8.63         09/15/2014          1,609,488

                                                                                                                        15,502,713
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS: 0.75%
   1,710,000  MOSAIC COMPANY++<<                                                        7.63         12/01/2016          1,838,250
     255,000  NALCO COMPANY                                                             7.75         11/15/2011            257,550

                                                                                                                         2,095,800
                                                                                                                   ---------------

COAL MINING: 2.01%
   3,145,000  FOUNDATION PA COAL COMPANY<<                                              7.25         08/01/2014          3,113,550
   2,545,000  MASSEY ENERGY COMPANY                                                     6.88         12/15/2013          2,468,650

                                                                                                                         5,582,200
                                                                                                                   ---------------

COMMUNICATIONS: 8.88%
   2,455,000  AMERICAN TOWER CORPORATION++<<                                            7.00         10/15/2017          2,448,863
   2,240,000  CCH II LLC/CCH II CAPITAL CORPORATION<<                                  10.25         10/01/2013          1,965,600
   2,130,000  CITIZENS COMMUNICATIONS COMPANY                                           6.25         01/15/2013          1,959,600
   1,730,000  CSC HOLDINGS INCORPORATED SERIES B<<                                      7.63         04/01/2011          1,719,188
   2,645,000  EMBARQ CORPORATION                                                        8.00         06/01/2036          2,562,352
   1,985,000  L-3 COMMUNICATIONS CORPORATION                                            6.38         10/15/2015          1,970,113
   2,110,000  MEDIACOM BROADBAND LLC                                                    8.50         10/15/2015          1,666,900
   2,320,000  PAXSON COMMUNICATIONS+++/-                                               10.51         01/15/2013          1,789,300
   2,905,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                  7.50         02/15/2014          2,825,113
   3,380,000  QWEST CORPORATION+/-                                                      8.94         06/15/2013          3,253,250
     840,000  WINDSTREAM CORPORATION                                                    8.13         08/01/2013            837,900

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$  1,630,000  WINDSTREAM CORPORATION                                                    8.63%        08/01/2016    $     1,658,525

                                                                                                                        24,656,704
                                                                                                                   ---------------

DEPOSITORY INSTITUTIONS: 0.87%
   2,430,000  AXCAN INTERMEDIATE HOLDINGS INCORPORATED++                                9.25         03/01/2015          2,405,700
                                                                                                                   ---------------

EATING & DRINKING PLACES: 0.75%
   2,105,000  ARAMARK CORPORATION                                                       8.50         02/01/2015          2,073,425
                                                                                                                   ---------------

ELECTRIC, GAS & SANITARY SERVICES: 8.71%
   2,120,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                   6.88         06/01/2017          2,051,100
   2,180,000  ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B<<                        7.38         04/15/2014          2,098,250
   1,680,000  EDISON MISSION ENERGY                                                     7.75         06/15/2016          1,730,400
   2,735,000  EDISON MISSON ENERGY                                                      7.20         05/15/2019          2,680,300
   1,770,000  INERGY LP/INERGY FINANCE CORPORATION<<                                    6.88         12/15/2014          1,716,900
   1,950,000  MIRANT NORTH AMERICA LLC                                                  7.38         12/31/2013          1,957,313
   3,210,000  NRG ENERGY INCORPORATED                                                   7.38         02/01/2016          3,093,638
   2,100,000  NRG ENERGY INCORPORATED                                                   7.38         01/15/2017          2,021,250
   2,870,000  SIERRA PACIFIC RESOURCES                                                  6.75         08/15/2017          2,903,763
   3,480,000  TENNESSEE GAS PIPELINE COMPANY                                            8.38         06/15/2032          3,940,501

                                                                                                                        24,193,415
                                                                                                                   ---------------

ENERGY: 0.38%
   1,000,000  WHITE PINE HYDRO PORTFOLIO++                                              7.26         07/20/2015          1,066,143
                                                                                                                   ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.88%
   2,465,000  US ONCOLOGY INCORPORATED                                                  9.00         08/15/2012          2,452,675
                                                                                                                   ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.18%
   3,310,000  BALL CORPORATION                                                          6.63         03/15/2018          3,268,625
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS: 0.85%
   1,329,852  PARMALAT BAKERY SERIES A2++(I)                                            5.00         07/09/2012          1,183,568
   1,329,852  PARMALAT DAIRY SERIES A1++(I)                                             5.00         07/09/2010          1,183,568

                                                                                                                         2,367,136
                                                                                                                   ---------------

HEALTH SERVICES: 5.17%
   2,590,000  ALLIANCE IMAGING INCORPORATED++                                           7.25         12/15/2012          2,447,550
   3,385,000  COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                           8.88         07/15/2015          3,321,531
   2,560,000  DAVITA INCORPORATED                                                       7.25         03/15/2015          2,534,400
   2,520,000  HCA INCORPORATED<<                                                        9.25         11/15/2016          2,583,000
   3,360,000  HCA INCORPORATED<<                                                        9.63         11/15/2016          3,469,200

                                                                                                                        14,355,681
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.45%
   1,065,000  ACTUANT CORPORATION++<<                                                   6.88         06/15/2017          1,027,725
   2,390,000  CASE NEW HOLLAND INCORPORATED                                             7.13         03/01/2014          2,390,000
   1,650,000  GRANT PRIDECO INCORPORATED SERIES B                                       6.13         08/15/2015          1,699,500
   1,690,000  TEREX CORPORATION<<                                                       8.00         11/15/2017          1,681,550

                                                                                                                         6,798,775
                                                                                                                   ---------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.93%
   2,600,000  CORRECTIONS CORPORATION OF AMERICA                                        6.25         03/15/2013          2,593,500
                                                                                                                   ---------------

LEGAL SERVICES: 1.08%
   2,855,000  FTI CONSULTING INCORPORATED                                               7.75         10/01/2016          3,004,888
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

    HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE      VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.60%
$  1,660,000  INVACARE CORPORATION                                                      9.75%        02/15/2015    $     1,676,600
                                                                                                                   ---------------

METAL MINING: 1.53%
   2,540,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                               8.38         04/01/2017          2,692,400
   2,020,000  NORANDA ALUMINUM ACQUISITION CORPORATION                                  8.74         05/15/2015          1,555,400

                                                                                                                         4,247,800
                                                                                                                   ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.24%
   2,405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                 8.50         01/15/2013          2,158,488
   1,735,000  CLARKE AMERICAN CORPORATION                                               9.50         05/15/2015          1,283,900
   4,850,000  GENTEK INCORPORATED^^(A)                                                 11.00         08/01/2009                  0

                                                                                                                         3,442,388
                                                                                                                   ---------------

MOTION PICTURES: 0.84%
   2,330,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                   8.63         08/15/2012          2,330,000
                                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 2.23%
   1,460,000  FORD MOTOR CREDIT COMPANY LLC<<                                           7.00         10/01/2013          1,198,034
   1,665,000  FORD MOTOR CREDIT COMPANY LLC                                             7.80         06/01/2012          1,435,650
   1,245,000  FORD MOTOR CREDIT COMPANY LLC                                             8.00         12/15/2016          1,019,614
   2,110,000  GMAC LLC                                                                  6.63         05/15/2012          1,673,317
   1,140,000  GMAC LLC                                                                  8.00         11/01/2031            861,831

                                                                                                                         6,188,446
                                                                                                                   ---------------

OIL & GAS EXTRACTION: 7.27%
   1,770,000  CHESAPEAKE ENERGY CORPORATION                                             6.25         01/15/2018          1,690,350
   3,450,000  CHESAPEAKE ENERGY CORPORATION                                             6.38         06/15/2015          3,337,875
   2,550,000  FOREST OIL CORPORATION++                                                  7.25         06/15/2019          2,569,125
   2,825,000  HILCORP ENERGY++                                                          7.75         11/01/2015          2,662,563
   2,530,000  KEY ENERGY SERCIVES INCORPORATED++                                        8.38         12/01/2014          2,536,325
   2,605,000  PRIDE INTERNATIONAL INCORPORATED                                          7.38         07/15/2014          2,709,200
   2,520,000  RANGE RESOURCES CORPORATION                                               7.50         05/15/2016          2,601,900
   2,025,000  SOUTHWESTERN ENERGY COMPANY++                                             7.50         02/01/2018          2,085,750

                                                                                                                        20,193,088
                                                                                                                   ---------------

PAPER & ALLIED PRODUCTS: 3.65%
   2,135,000  APPLETON PAPERS INCORPORATED SERIES B                                     9.75         06/15/2014          2,028,250
   2,220,000  GRAHAM PACKAGING COMPANY INCORPORATED<<                                   8.50         10/15/2012          1,992,450
   2,485,000  P.H. GLATFELTER COMPANY                                                   7.13         05/01/2016          2,466,363
   1,605,000  ROCK-TENN COMPANY                                                         8.20         08/15/2011          1,637,100
     425,000  ROCK-TENN COMPANY++                                                       9.25         03/15/2016            431,010
   1,685,000  VERSO PAPER HOLDINGS LLC                                                  9.13         08/01/2014          1,588,113

                                                                                                                        10,143,286
                                                                                                                   ---------------

PERSONAL SERVICES: 0.99%
   2,765,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                               7.00         06/15/2017          2,744,263
                                                                                                                   ---------------

PIPELINES: 1.46%
     845,000  DYNEGY HOLDINGS INCORPORATED                                              7.75         06/01/2019            785,850
   1,690,000  DYNEGY HOLDINGS INCORPORATED                                              8.38         05/01/2016          1,651,975
   1,505,000  WILLIAMS COMPANIES INCORPORATED                                           7.63         07/15/2019          1,610,350

                                                                                                                         4,048,175
                                                                                                                   ---------------

PRIMARY METAL INDUSTRIES: 1.04%
   1,695,000  ALERIS INTERNATIONAL INCORPORATED                                         9.00         12/15/2014          1,262,775

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

    HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
PRIMARY METAL INDUSTRIES (continued)
$  1,680,000  BELDEN INCORPORATED                                                       7.00%        03/15/2017    $     1,633,800

                                                                                                                         2,896,575
                                                                                                                   ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.89%
   2,700,000  DEX MEDIA INCORPORATED                                                    8.00         11/15/2013          1,917,000
   1,930,000  NETWORK COMMUNICATIONS INCORPORATED                                      10.75         12/01/2013          1,698,400
   1,685,000  NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY                              10.00         08/01/2014          1,626,025

                                                                                                                         5,241,425
                                                                                                                   ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 3.02%
   2,135,000  RECKSON OPERATING PARTNERSHIP LP                                          6.00         03/31/2016          1,891,783
   2,110,000  ROUSE COMPANY LP++                                                        6.75         05/01/2013          1,844,752
   4,715,000  VENTAS REALTY LP                                                          6.75         04/01/2017          4,644,275

                                                                                                                         8,380,810
                                                                                                                   ---------------

RENTAL AUTO/EQUIPMENT: 1.24%
   2,630,000  AVIS BUDGET CAR RENTAL LLC                                                7.75         05/15/2016          2,196,050
   1,315,000  HERTZ CORPORATION                                                         8.88         01/01/2014          1,252,538

                                                                                                                         3,448,588
                                                                                                                   ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.63%
   1,654,000  THE GOODYEAR TIRE & RUBBER COMPANY<<                                      9.00         07/01/2015          1,740,835
                                                                                                                   ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.34%
   3,680,000  OWENS-ILLINOIS INCORPORATED                                               7.80         05/15/2018          3,716,800
                                                                                                                   ---------------

TEXTILE MILL PRODUCTS: 1.53%
   2,190,000  INTERFACE INCORPORATED                                                    9.50         02/01/2014          2,255,700
   2,095,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                           8.88         09/15/2013          1,990,250

                                                                                                                         4,245,950
                                                                                                                   ---------------

TRANSPORTATION EQUIPMENT: 1.22%
   2,530,000  GENERAL MOTORS CORPORATION<<                                              8.38         07/15/2033          1,935,450
   1,690,000  LEAR CORPORATION SERIES B                                                 8.75         12/01/2016          1,457,625

                                                                                                                         3,393,075
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $235,524,461)                                                                      223,174,001
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES: 2.43%

LOUISIANA: 0.29%
     800,000  LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES D
              (HOSPITAL REVENUE, MBIA INSURED)SS.+/-                                   10.00         07/01/2028            800,000
                                                                                                                   ---------------

MICHIGAN: 1.06%
     950,000  DETROIT MI SYSTEMS SECOND LIEN SERIES A (SEWER REVENUE, FGIC
              INSURED)SS.+/-                                                            9.00         07/01/2036            950,000
   2,000,000  ROYAL OAK MICHIGAN HOSPITAL FINANCE AUTHORITY (HOSPITAL
              REVENUE, AMBAC INSURED)SS.+/-                                             8.00         06/15/2040          2,000,000

                                                                                                                         2,950,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MISSOURI: 0.36%
$  1,000,000  MISSOURI STATE HEFA SSM HEALTH CARE SERIES A-2 (HCFR, FIRST
              SECURITY BANK LOC)SS.+/-                                                 14.00%        06/01/2035    $     1,000,000
                                                                                                                   ---------------

NORTH CAROLINA: 0.36%
   1,000,000  NEW HANOVER COUNTY NC NEW HANOVER REGIONAL MEDICAL CENTER
              SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)SS.+/-                8.00         10/01/2036          1,000,000
                                                                                                                   ---------------

WISCONSIN: 0.36%
   1,000,000  STATE OF WISCONSIN SUBSERIES B-8 (GO  STATES, TERRITORIES, XL
              CAPITAL ASSURANCE COMPANY INSURED)SS.+/-                                 15.00         05/01/2032          1,000,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $6,750,000)                                                                          6,750,000
                                                                                                                   ---------------

FOREIGN CORPORATE BONDS: 3.53%
   3,090,000  INEOS GROUP HOLDINGS PLC++<<                                              8.50         02/15/2016          2,317,500
   1,545,000  INTELSAT (BERMUDA) LIMITED                                                9.25         06/15/2016          1,545,000
   3,380,000  INTELSAT (BERMUDA) LIMITED                                               11.25         06/15/2016          3,367,325
   1,830,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                       8.88         05/01/2016          1,802,550
     840,000  NXP BV                                                                    7.88         10/15/2014            764,400

TOTAL FOREIGN CORPORATE BONDS@ (COST $10,924,923)                                                                        9,796,775
                                                                                                                   ---------------

FOREIGN GOVERNMENT BONDS: 0.66%
   1,840,000  FMC FINANCE III SA                                                        6.88         07/15/2017          1,844,600

TOTAL FOREIGN GOVERNMENT BONDS (COST $1,808,949)                                                                         1,844,600
                                                                                                                   ---------------

TERM LOANS: 1.34%
   1,960,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                          7.41         12/20/2012          1,797,281
   2,000,000  SANDRIDGE ENERGY INCORPORATED TERM LOAN                                   8.63         03/07/2015          1,934,991

TOTAL TERM LOANS (COST $3,990,931)                                                                                       3,732,272
                                                                                                                   ---------------

COLLATERAL FOR SECURITIES LENDING: 12.37%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.42%
      20,303  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                   20,303
     731,132  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                    731,132
     417,790  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       417,790

                                                                                                                         1,169,225
                                                                                                                   ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 11.95%
      84,602  AMSTERDAM FUNDING CORPORATION                                             3.30         03/17/2008             84,478
     417,790  APRECO LLC                                                                3.20         03/10/2008            417,455
     940,027  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008            938,656
     261,119  BANCO SANTANDER TOTTA LOAN+++/-                                           3.13         10/15/2008            260,803
   1,598,046  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,598,476)                                               3.23         03/03/2008          1,598,046
     261,119  BANK OF IRELAND+++/-                                                      3.06         10/14/2008            260,881
     208,895  BNP PARIBAS+/-                                                            3.14         08/07/2008            208,620
   1,148,922  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,149,229)                                               3.21         03/03/2008          1,148,922
     710,242  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $710,430)                                                 3.17         03/03/2008            710,242
     522,237  CAFCO LLC++                                                               3.32         03/11/2008            521,755
     313,342  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008            312,851
     104,447  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008            104,409
      53,268  CHARTA LLC++                                                              3.36         03/24/2008             53,154

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    678,908  CHEYNE FINANCE LLC++^^+/-(A)(I)                                           5.12%        02/25/2008    $       611,017
     522,237  CHEYNE FINANCE LLC++^^+/-(A)(I)                                           5.18         05/19/2008            470,013
     173,383  CLIPPER RECEIVABLES CORPORATION++                                         3.30         03/04/2008            173,335
   1,671,159  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,671,609)                                3.23         03/03/2008          1,671,159
     783,356  CULLINAN FINANCE CORPORATION+++/-                                         3.21         08/04/2008            780,417
   1,859,164  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,859,664)                                               3.23         03/03/2008          1,859,164
     261,119  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008            260,812
   1,117,587  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008          1,116,450
     472,008  FALCON ASSET SECURITIZATION CORPORATION++                                 3.20         03/10/2008            471,631
      94,003  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008             93,919
     423,785  FALCON ASSET SECURITIZATION CORPORATION                                   3.31         03/26/2008            422,814
   1,044,474  FIVE FINANCE INCORPORATED+++/-                                            4.50         07/09/2008          1,039,438
     269,485  GALLEON CAPITAL LLC++                                                     3.30         03/07/2008            269,337
     793,800  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008            793,501
     183,827  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008            183,625
   1,054,919  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008          1,054,446
   1,148,922  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $1,149,228)                           3.20         03/03/2008          1,148,922
     104,447  HARRIER FINANCE FUNDING LLC+/-                                            3.16         04/25/2008            104,447
     678,908  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008            678,908
     261,119  INTESA BANK (IRELAND) PLC+++/-                                            3.15         10/24/2008            260,852
   1,141,820  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,142,126)                                               3.22         03/03/2008          1,141,820
     710,242  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $710,430)                                                 3.18         03/03/2008            710,242
     104,447  KESTREL FUNDING US LLC+/-                                                 3.16         04/25/2008            104,447
     522,237  LINKS FINANCE LLC+++/-                                                    3.22         08/15/2008            517,961
   1,598,046  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $1,598,472)                           3.20         03/03/2008          1,598,046
     522,237  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008            521,067
      48,307  MORGAN STANLEY+/-                                                         3.25         10/15/2008             48,299
      21,772  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $21,778)                                                  3.18         03/03/2008             21,772
     574,461  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $574,615)                                                 3.21         03/03/2008            574,461
     522,237  NORTHERN ROCK PLC+++/-                                                    3.27         10/03/2008            518,379
     347,183  OLD LINE FUNDING CORPORATION++                                            3.30         03/04/2008            347,088
      42,249  RACERS TRUST SERIES 2004-6-MM+++/-                                        3.27         03/22/2008             42,191
     940,027  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008            938,400
     376,011  SEDNA FINANCE INCORPORATED+++/-                                           3.14         04/10/2008            375,527
     313,342  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008            313,202
     417,790  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008            417,366
     266,341  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      3.19         04/11/2008            266,066
     208,895  SLM CORPORATION+++/-                                                      3.16         05/12/2008            208,246
     104,447  SOLITAIRE FUNDING LLC                                                     3.37         03/17/2008            104,291
     323,787  STANFIELD VICTORIA FUNDING LLC++^^+/-(A)(I)                               5.27         04/03/2008            288,689
     522,237  STANFIELD VICTORIA FUNDING LLC++^^+/-(A)(I)                               5.47         02/15/2008            465,627
   1,044,474  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008          1,044,282
      35,512  TULIP FUNDING CORPORATION                                                 3.35         03/17/2008             35,459
     261,119  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     3.14         11/14/2008            260,898
     261,119  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                        3.19         10/08/2008            260,930
     297,675  VERSAILLES CDS LLC++                                                      3.60         03/11/2008            297,377
     449,124  VICTORIA FINANCE LLC++^^+/-(A)(I)                                         3.58         07/28/2008            400,439
     261,119  VICTORIA FINANCE LLC++^^+/-(A)(I)                                         3.61         08/07/2008            232,813
     522,237  WHITE PINE FINANCE LLC++^^+/-(A)(I)                                       5.24         02/22/2008            496,125
     417,790  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008            416,904

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    125,337  YORKTOWN CAPITAL LLC                                                      3.50%        03/06/2008    $       125,277

                                                                                                                        33,178,170
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $34,606,011)                                                              34,347,395
                                                                                                                   ---------------

SHARES                                                                                                                  VALUE
SHORT-TERM INVESTMENTS: 8.96%
  24,868,565  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              24,868,565
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $24,868,565)                                                                         24,868,565
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $318,473,840)*                                     109.65%                                                   $   304,513,608

OTHER ASSETS AND LIABILITIES, NET                         (9.65)                                                       (26,811,872)
                                                         ------                                                    ---------------

TOTAL NET ASSETS                                         100.00%                                                   $   277,701,736
                                                         ------                                                    ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY ~ MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $24,868,565.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING: 1.40%
$  5,000,000  FHLMC<<                                                                   4.75%        01/18/2011    $     5,263,900

TOTAL AGENCY NOTES - INTEREST BEARING (COST $4,982,828)                                                                  5,263,900
                                                                                                                   ---------------

AGENCY SECURITIES: 7.14%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.56%
     305,000  FHLMC                                                                     5.25         07/18/2011            327,566
       1,152  FHLMC #160089                                                            10.75         09/01/2009              1,219
       9,959  FHLMC #170151                                                            10.50         01/01/2016             11,757
       1,922  FHLMC #183254                                                             9.50         03/01/2011              2,065
       8,937  FHLMC #1B0123+/-                                                          7.28         09/01/2031              9,001
       6,519  FHLMC #1B0128+/-                                                          7.28         09/01/2031              6,565
       9,683  FHLMC #255531                                                            10.25         07/01/2009              9,883
       2,663  FHLMC #360016                                                            10.50         11/01/2017              3,174
       3,140  FHLMC #360056                                                            10.50         02/01/2019              3,822
       1,916  FHLMC #360057                                                            10.50         03/01/2019              2,335
       2,176  FHLMC #360059                                                            10.50         04/01/2019              2,649
       1,352  FHLMC #360061                                                            10.50         05/01/2019              1,647
      23,600  FHLMC #360063                                                            10.50         06/01/2019             28,578
       3,726  FHLMC #360065                                                            10.50         07/01/2019              4,525
     689,835  FHLMC #555316                                                             9.00         06/01/2019            754,612
     443,863  FHLMC #555408                                                            10.50         08/01/2018            527,935
     601,986  FHLMC #555500                                                             8.50         09/01/2017            650,958
     740,834  FHLMC #555514                                                             9.00         10/01/2019            827,134
      23,296  FHLMC #786823+/-                                                          7.37         07/01/2029             23,960
     156,925  FHLMC #789272+/-                                                          7.32         04/01/2032            160,268
     364,065  FHLMC #865496+/-                                                          6.32         05/01/2026            381,223
     478,348  FHLMC #A01734                                                             9.00         08/01/2018            526,609
     826,785  FHLMC #G01126                                                             9.50         12/01/2022            923,055
     125,773  FHLMC #G10747                                                             7.50         10/01/2012            130,754
     288,085  FHLMC #G11150                                                             7.50         12/01/2011            296,492
      27,513  FHLMC #G11345                                                             7.50         12/01/2011             28,437
      59,177  FHLMC #G11391                                                             7.50         06/01/2012             61,459
     131,051  FHLMC #G90023                                                             7.00         11/17/2013            136,359

                                                                                                                         5,844,041
                                                                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION:4.53%
     485,000  FNMA                                                                      3.88         11/17/2008            489,534
   5,350,000  FNMA<<                                                                    6.63         09/15/2009          5,699,965
       4,597  FNMA #100001                                                              9.00         02/15/2020              5,114
   1,257,008  FNMA #100042                                                             11.00         10/15/2020          1,462,171
     203,463  FNMA #100202                                                              9.50         02/15/2011            212,861
     160,449  FNMA #100255                                                              8.33         07/15/2020            178,663
     570,958  FNMA #190075                                                              8.50         02/01/2023            612,923
     369,342  FNMA #302507                                                              9.00         11/01/2024            410,972
      56,113  FNMA #313617                                                              8.00         09/01/2023             60,409
     953,819  FNMA #323582                                                              8.00         04/01/2017          1,023,293
      33,990  FNMA #392645                                                              8.00         12/01/2013             35,941
     503,442  FNMA #426828                                                              8.00         09/01/2019            549,884
     262,437  FNMA #426832                                                              8.50         07/01/2018            287,980
     549,851  FNMA #545131                                                              8.00         03/01/2013            557,259
     104,403  FNMA #545157                                                              8.50         11/01/2012            106,249
     367,300  FNMA #545460+/-                                                           7.06         11/01/2031            381,653
   1,795,451  FNMA #598559<<                                                            6.50         08/01/2031          1,877,550
     196,044  FNMA #70801                                                              12.00         03/01/2017            224,985
   2,752,295  FNMA #712107                                                              6.00         03/01/2033          2,829,067

                                                                                                                        17,006,473
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.05%
$    103,925  GNMA #780029                                                              9.00%        11/15/2024    $       114,169
   1,938,859  GNMA #780110<<                                                           12.50         04/15/2019          2,341,336
      19,979  GNMA #780134                                                              8.50         05/15/2010             20,070
     329,532  GNMA #780267<<                                                            9.00         11/15/2017            362,962
     148,267  GNMA #780288<<                                                            8.00         12/15/2023            164,390
       2,498  GNMA #780333                                                              8.00         12/15/2008              2,506
     815,301  GNMA #781311<<                                                            7.50         02/15/2013            837,867
      82,768  GNMA #781540<<                                                            7.00         05/15/2013             86,229
      18,393  GNMA #927                                                                10.00         02/20/2018             22,121

                                                                                                                         3,951,650
                                                                                                                   ---------------
SMALL BUSINESS ADMINISTRATION: 0.00%
     631,394  SBA #0191++(C)(I)                                                         2.39         07/30/2018             17,955
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $26,965,128)                                                                              26,820,119
                                                                                                                   ---------------
ASSET BACKED SECURITIES: 9.70%
   2,250,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                  3.32         09/15/2011          2,217,520
   3,900,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                        3.44         03/15/2012          3,804,176
   1,600,000  BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                        3.31         11/16/2009          1,593,445
   2,150,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           3.82         07/15/2010          2,137,723
   1,363,799  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES  2003-
              5 CLASS 2M1+/-                                                            3.74         05/25/2033          1,097,401
   1,600,000  CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                           3.38         01/15/2015          1,551,893
   3,738,316  CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)(I)           0.54         07/15/2027              2,336
   3,187,033  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS               7.23         07/16/2028                996
              A(I)^^
     331,517  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-               3.41         02/15/2034            302,377
     892,911  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-              3.42         12/15/2033            698,803
   2,466,895  DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                        5.00         05/08/2010          2,487,217
  30,039,761  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(C)(I)                   0.83         09/29/2031            690,915
   1,500,000  FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                 3.87         11/15/2012          1,493,438
   1,657,283  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                   3.14         12/15/2009          1,654,793
     690,774  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                         3.26         08/25/2035            690,446
   2,545,989  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                         3.84         02/25/2034          2,210,939
     170,017  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS            3.61         03/25/2032            145,052
              AII+/-
   3,489,972  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS             4.26         10/25/2033          3,243,102
              M1+/-
   3,077,126  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-        4.56         04/25/2033          2,493,213
   1,594,293  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2                5.29         05/20/2009          1,601,678
   4,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++             4.12         01/23/2011          3,780,000
   2,800,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++             5.10         06/23/2012          2,534,000

TOTAL ASSET BACKED SECURITIES (COST $42,849,016)                                                                        36,431,463
                                                                                                                   ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 14.83%
   4,392,112  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            3.82         10/25/2033          3,979,972
  37,000,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
              CLASS XP+/-++(C)                                                          1.53         05/11/2035          1,289,805
     129,769  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-            7.25         10/20/2032            130,767
     499,991  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    3.79         03/25/2034            408,131
   1,850,848  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-            5.24         12/25/2035          1,856,738
     285,301  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
              CLASS AA+/-                                                               3.47         12/25/2034            271,993
     864,308  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-          3.20         11/25/2036            845,874
     266,693  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                    6.00         02/25/2017            275,956
     735,075  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
              CLASS 2A2A+/-                                                             5.54         03/20/2036            717,692
     553,183  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2001-
              HYB1 CLASS 2A1+/-                                                         6.53         06/19/2031            552,405
     213,560  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2004-
              20 CLASS 3A1+/-                                                           6.76         09/25/2034            206,503

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 43,014,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CK6 CLASS ACP+/-(C)                                           0.93%        08/15/2036    $       296,452
     506,647  DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                         8.45         09/20/2019            512,271
   1,094,145  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  4.13         09/25/2033          1,035,993
     133,892  FHLMC SERIES 2198 CLASS SC+/-                                             9.00         06/15/2028            137,049
   1,001,277  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50         02/25/2042          1,101,957
      50,065  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-         6.20         07/25/2043             51,413
   1,774,648  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-         6.18         10/25/2043          1,833,666
     212,191  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50         11/25/2031            236,304
   1,542,423  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                               9.50         05/25/2042          1,717,666
     464,571  FNMA SERIES 1989-29 CLASS Z                                              10.00         06/25/2019            516,661
     330,808  FNMA SERIES 1989-63 CLASS Z                                               9.40         10/25/2019            362,169
     824,016  FNMA SERIES 2003-W19 CLASS 1A4                                            4.78         11/25/2033            828,038
     663,440  FNMA SERIES G95-2 CLASS IO+/-(C)(I)                                      10.00         05/25/2020            157,006
      90,722  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               7.78         06/25/2033             91,441
   2,979,733  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                6.18         08/25/2042          2,994,171
     282,947  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                               9.84         10/25/2042            321,222
 100,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1 CLASS
              X2+/-++(C)                                                                0.95         05/15/2033            162,720
  75,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS
              X2+/-++(C)                                                                1.08         08/11/2033            383,625
  67,720,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
              CLASS X2+/-++(C)                                                          0.71         04/15/2034            187,625
     162,442  GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES  1998-GN1
              CLASS M2(I)                                                               8.02         02/25/2027            161,439
     830,955  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                      8.00         09/19/2027            925,976
   2,673,519  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    3.54         06/25/2034          2,622,400
   1,890,224  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                    6.25         06/25/2034          1,915,103
   1,862,878  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                 3.49         01/25/2036          1,843,891
   2,382,990  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                 3.54         04/25/2036          2,358,183
     501,278  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        6.71         04/25/2032            502,513
   5,625,444  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-(C)        0.80         01/25/2035              9,669
  35,776,421  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(C)         0.80         11/25/2034             22,360
 125,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
              2001-CIB2 CLASS X2+/-++(C)                                                1.00         04/15/2035            416,688
   1,846,184  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                       4.90         04/25/2035          1,841,360
   2,110,600  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                      5.11         06/25/2035          2,132,756
   1,537,541  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                       5.38         08/25/2035          1,533,666
   1,844,780  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
              1A1+/-++                                                                  4.94         09/28/2044          1,841,017
      39,433  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                         6.16         10/25/2032             39,333
  51,793,468  MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-++(C)                  0.74         11/15/2031            480,032
   3,198,290  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-          5.10         02/25/2035          3,018,643
   6,055,276  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                        4.57         09/10/2035          5,568,264
     511,946  RURAL HOUSING TRUST 1987-1 SERIES 3 CLASS C                               7.33         04/01/2026            512,705
      89,910  SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A^            2.34         10/23/2017             82,328
   2,803,818  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS             8.51         07/15/2027          2,798,996
              A+/-++
      11,820  STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B CLASS
              BO(I)^                                                                    5.08         06/25/2023              9,646
     185,863  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       3.62         12/25/2034            178,906
     154,668  USGI FHA PROJECT LOAN                                                     7.44         11/24/2019            153,121
     553,581  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                3.07         08/25/2033            552,795
     323,414  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                    6.89         08/25/2032            322,730
     323,414  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                    6.89         08/25/2032            322,730
     112,496  WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(I)                 6.96         12/28/2037            112,353

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $56,676,599)                                                            55,742,888
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 35.35%

AMUSEMENT & RECREATION SERVICES: 0.27%
   1,000,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                       6.11         12/01/2010          1,000,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
APPAREL & ACCESSORY STORES: 0.54%
$  2,000,000  MAY DEPARTMENT STORES COMPANY                                             5.95%        11/01/2008    $     2,009,680
                                                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.78%
   3,000,000  CENTEX CORPORATION                                                        4.88         08/15/2008          2,932,500
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 0.54%
   2,000,000  CLOROX COMPANY                                                            5.00         03/01/2013          2,026,362
                                                                                                                   ---------------
COMMUNICATIONS: 4.65%
   2,500,000  AMERITECH CAPITAL FUNDING CORPORATION                                     6.25         05/18/2009          2,607,393
   3,000,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                        8.38         03/15/2013          3,368,445
   1,000,000  QWEST CORPORATION+/-                                                      8.24         06/15/2013            962,500
   3,500,000  SPRINT CAPITAL CORPORATION                                                6.13         11/15/2008          3,412,500
   5,100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      7.25         09/01/2008          5,180,866
   2,000,000  VIACOM INCORPORATED+/-                                                    5.34         06/16/2009          1,953,316

                                                                                                                        17,485,020
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 4.03%
   2,000,000  HUNTINGTON CAPITAL TRUST I+/-                                             5.66         02/01/2027          1,774,966
   2,000,000  INDEPENDENCE COMMUNITY BANK CORPORATION+/-                                3.50         06/20/2013          1,991,806
   3,000,000  ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                                4.84         10/09/2009          3,002,091
   4,750,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-++                                3.85         04/01/2013          4,750,380
   2,000,000  WACHOVIA CORPORATION+/-                                                   5.11         03/15/2011          1,947,476
   2,000,000  WASHINGTON MUTUAL BANK SERIES BKNT+/-                                     3.49         05/20/2013          1,680,190

                                                                                                                        15,146,909
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.67%
   2,500,000  YUM! BRANDS INCORPORATED                                                  7.65         05/15/2008          2,520,315
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 4.45%
   2,000,000  ALABAMA POWER COMPANY SERIES 07-D                                         4.85         12/15/2012          2,073,856
   2,500,000  ENTERGY GULF STATES INCORPORATED                                          5.12         08/01/2010          2,528,305
   2,000,000  INDIANA MICHIGAN POWER COMPANY                                            6.38         11/01/2012          2,152,140
   1,870,000  IPALCO ENTERPRISES INCORPORATED                                           8.38         11/14/2008          1,884,025
   4,000,000  NIAGARA MOHAWK POWER CORPORATION SERIES G                                 7.75         10/01/2008          4,092,076
   3,920,000  WASTE MANAGEMENT INCORPORATED                                             6.50         11/15/2008          4,000,591

                                                                                                                        16,730,993
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.04%
   2,000,000  AMETEK INCORPORATED                                                       7.20         07/15/2008          2,023,698
   2,000,000  NATIONAL SEMICONDUCTOR CORPORATION+/-                                     5.24         06/15/2010          1,900,678

                                                                                                                         3,924,376
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 1.42%
   3,250,000  HJ HEINZ COMPANY++                                                        6.43         12/01/2008          3,333,525
   2,000,000  KRAFT FOODS INCORPORATED                                                  4.00         10/01/2008          1,999,300

                                                                                                                         5,332,825
                                                                                                                   ---------------
FOOD STORES: 0.57%
   2,000,000  KROGER COMPANY                                                            6.20         06/15/2012          2,127,602
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 0.28%
   1,000,000  TARGET CORPORATION                                                        5.13         01/15/2013          1,046,304
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.58%
     650,000  CASE NEW HOLLAND INCORPORATED                                             6.00         06/01/2009            650,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$  1,500,000  HEWLETT-PACKARD COMPANY                                                   4.50%        03/01/2013    $    1,532,219

                                                                                                                        2,182,219
                                                                                                                   --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.56%
   2,000,000  NEW YORK LIFE GLOBAL FUNDING++                                            5.25         10/16/2012         2,104,576
                                                                                                                   --------------
INSURANCE CARRIERS: 1.63%
   2,000,000  PRICOA GLOBAL FUNDING I++                                                 5.40         10/18/2012         2,112,934
   2,000,000  UNITEDHEALTH GROUP INCORPORATED                                           4.88         02/15/2013         2,016,060
   2,000,000  UNUMPROVIDENT CORPORATION                                                 6.00         05/15/2008         2,006,678

                                                                                                                        6,135,672
                                                                                                                   --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:

PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.83%
   2,950,000  XEROX CORPORATION                                                         6.88         08/15/2011         3,133,263
                                                                                                                   --------------
MISCELLANEOUS RETAIL: 0.66%
   2,239,368  CVS CAREMARK CORPORATION++                                                7.77         01/10/2012         2,461,719
                                                                                                                   --------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.62%
   2,000,000  GOODRICH CORPORATION                                                      7.63         12/15/2012         2,317,942
                                                                                                                   --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 5.54%
   2,000,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        3.50         02/05/2010         1,999,896
   1,350,000  COUNTRYWIDE HOME LOAN                                                     5.63         07/15/2009         1,238,225
   4,250,000  GENERAL ELECTRIC CAPITAL CORPORATION                                      3.50         05/01/2008         4,251,186
   3,000,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                           5.25         10/19/2012         3,135,675
   2,510,000  GREENPOINT FINANCIAL CORPORATION                                          3.20         06/06/2008         2,496,102
   2,000,000  IBM INTERNATIONAL GROUP CAPITAL LLC+/-                                    3.65         07/29/2009         2,004,834
   3,700,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                               5.87         07/31/2008         3,746,631
   2,000,000  WASHINGTON MUTUAL BANK                                                    4.50         08/25/2008         1,958,100

                                                                                                                       20,830,649
                                                                                                                   --------------
OIL & GAS EXTRACTION: 0.58%
   2,010,000  ENTERPRISE PRODUCTS PARTNERS OPERATING LP                                 7.50         02/01/2011         2,189,268
                                                                                                                   --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.53%
   2,000,000  VALERO ENERGY CORPORATION                                                 3.50         04/01/2009         2,002,732
                                                                                                                   --------------
PIPELINES: 0.49%
   1,800,000  PLAINS ALL AMERICAN PIPELINE LP                                           4.75         08/15/2009         1,827,970
                                                                                                                   --------------
RAILROAD TRANSPORTATION: 0.12%
     460,000  CSX CORPORATION                                                           6.25         10/15/2008           466,821
                                                                                                                   --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.52%
   2,500,000  EQUITY ONE INCORPORATED                                                   3.88         04/15/2009         2,443,340
   1,499,000  HRPT PROPERTIES TRUST+/-                                                  5.59         03/16/2011         1,448,956
   1,924,000  ROUSE COMPANY                                                             3.63         03/15/2009         1,822,055

                                                                                                                        5,714,351
                                                                                                                   --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.36%
   3,000,000  LEHMAN BROTHERS HOLDING INCORPORATED                                      5.75         04/25/2011         3,057,384
   1,995,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          6.00         07/19/2012         2,050,916

                                                                                                                        5,108,300
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
WHOLESALE TRADE NON-DURABLE GOODS: 1.09%
$  2,000,000  CARGILL INCORPORATED++                                                    5.20%        01/22/2013    $    2,055,340
   2,000,000  SYSCO CORPORATION<<                                                       4.20         02/12/2013         2,030,252

                                                                                                                        4,085,592
                                                                                                                   --------------

TOTAL CORPORATE BONDS & NOTES (COST $132,496,042)                                                                     132,843,960
                                                                                                                   --------------
FOREIGN CORPORATE BONDS@: 11.21%
   2,000,000  AMERICA MOVIL SAB DE CV+/-                                                4.96         06/27/2008         1,975,000
   3,450,000  BRITISH SKY BROADCASTING GROUP PLC                                        8.20         07/15/2009         3,654,409
   2,000,000  BRITISH SKY BROADCASTING PLC<<                                            6.88         02/23/2009         2,067,618
   2,395,000  COVIDIEN INTERNATIONAL FINANCE SA++                                       5.15         10/15/2010         2,499,338
   3,235,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV+/-                              5.06         03/23/2009         3,202,831
   1,655,000  DIAGEO FINANCE BV                                                         3.88         04/01/2011         1,660,059
   2,700,000  ENCANA CORPORATION                                                        4.60         08/15/2009         2,753,001
   1,500,000  KOREA DEVELOPMENT BANK                                                    4.63         09/16/2010         1,529,898
   2,500,000  PCCW HKT CAPITAL LIMITED++                                                8.00         11/15/2011         2,755,890
     600,000  PEMEX FINANCE LIMITED                                                     9.69         08/15/2009           624,000
   2,500,000  ROGERS WIRELESS INCORPORATED                                              9.63         05/01/2011         2,787,648
   2,000,000  SEAGATE TECHNOLOGY HDD HOLDINGS<<                                         6.38         10/01/2011         1,980,000
   1,500,000  SHAW COMMUNICATIONS INCORPORATION                                         7.25         04/06/2011         1,543,126
   2,500,000  TELEFONICA EMISIONES SAU+/-                                               5.23         06/19/2009         2,469,315
   2,500,000  TELEFONOS DE MEXICO SA                                                    4.50         11/19/2008         2,510,500
   4,000,000  TRANSOCEAN INCORPORATED+/-                                                5.34         09/05/2008         3,986,760
   4,000,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                             6.50         12/15/2008         4,105,100

TOTAL FOREIGN CORPORATE BONDS (COST $41,767,992)                                                                       42,104,493
                                                                                                                   --------------
MUNICIPAL BONDS & NOTES: 12.47%

ARIZONA: 1.96%
   5,000,000  PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
              REVENUE, AMBAC INSURED)                                                   7.13         12/01/2021         5,256,250
   2,120,000  TUCSON HEART HOSPITAL-CARONDELET LLC (HCFR, GO OF HOSPITAL)+/-SS.         6.00         11/15/2026         2,120,000

                                                                                                                        7,376,250
                                                                                                                   --------------
CALIFORNIA: 2.24%
   6,690,000  LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
              TAXABLE SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)^                    3.03         06/30/2010         6,239,897
   2,175,000  SACRAMENTO COUNTY CA PENSION FUNDING SERIES C-1 (OTHER REVENUE,
              MBIA INSURED)<<+/-SS.                                                    10.50         07/10/2030         2,175,000

                                                                                                                        8,414,897
                                                                                                                   --------------
FLORIDA: 1.42%
   5,000,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
              PREREFUNDED (OTHER REVENUE)SS.                                           11.50         10/01/2013         5,349,300
                                                                                                                   --------------
GEORGIA: 0.82%
   3,000,000  ATLANTA & FULTON COUNTY GA DOWNTOWN ARENA PROJECT (LEASE
              REVENUE, FIRST SECURITY BANK LOC)                                         7.00         12/01/2028         3,070,770
                                                                                                                   --------------
ILLINOIS: 0.48%
     560,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES A (GO - SCHOOL
              DISTRICTS, FIRST SECURITY BANK LOC)^                                      3.76         12/01/2008           544,583
   1,475,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
              DISTRICTS, FIRST SECURITY BANK LOC)^                                      4.07         12/01/2011         1,269,783

                                                                                                                        1,814,366
                                                                                                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
IOWA: 0.21%
$    750,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
              REVENUE LOC)                                                              6.79%        06/01/2010    $      770,295
                                                                                                                   --------------
LOUISIANA: 1.06%
   2,000,000  LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES D
              (HOSPITAL REVENUE, MBIA INSURED)+/-SS.                                   10.00         07/01/2028         2,000,000
   2,014,224  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
              REVENUE LOC)                                                              6.36         05/15/2025         1,982,419

                                                                                                                        3,982,419
                                                                                                                   --------------
MASSACHUSETTS: 0.83%
   3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)                                         7.04         10/01/2028         3,102,900
                                                                                                                   --------------
MICHIGAN: 0.53%
   2,000,000  DETROIT MI SYSTEMS SECOND LIEN SERIES A (SEWER REVENUE, FGIC
              INSURED)+/-SS.                                                            9.00         07/01/2036         2,000,000
                                                                                                                   --------------
PENNSYLVANIA: 0.82%
   3,565,000  HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
              APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL FACILITIES
              REVENUE)^                                                                 5.47         12/15/2010         3,072,353
                                                                                                                   --------------
PUERTO RICO: 1.25%
   4,500,000  PUERTO RICO PUBLIC FINANCE CORPORATION SERIES A (OTHER
              REVENUE)SS.                                                               6.10         08/01/2017         4,691,430
                                                                                                                   --------------
TEXAS: 0.82%
   1,330,000  HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN PUTTABLE SERIES
              A2 (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.^                          3.87         12/01/2008         1,292,374
   1,785,000  REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE REVENUE,
              ACA INSURED)                                                              5.75         03/01/2012         1,799,619

                                                                                                                        3,091,993
                                                                                                                   --------------
WISCONSIN: 0.03%
     125,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE
              TAXABLE SCIENCE EDUCATION PROJECT SERIES A-T                              6.00         08/01/2008           124,223
                                                                                                                   --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $46,843,112)                                                                       46,861,196
                                                                                                                   --------------
US TREASURY SECURITIES: 0.13%

US TREASURY BILLS: 0.12%
     475,000  US TREASURY BILL^#                                                        2.18         04/17/2008           473,598
                                                                                                                   --------------
US TREASURY NOTES: 0.01%
      25,000  US TREASURY NOTE                                                          4.88         06/30/2012            27,350
                                                                                                                   --------------

TOTAL US TREASURY SECURITIES (COST $498,356)                                                                              500,948
                                                                                                                   --------------
COLLATERAL FOR SECURITIES LENDING: 5.23%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.14%
      18,222  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                  18,222
     281,332  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                   281,332

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COLLATERAL INVESTED IN MONEY MARKET FUNDS (continued)
     225,066  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                               $       225,066

                                                                                                                           524,620
                                                                                                                   ---------------

PRINCIPAL                                                                          INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS: 5.09%
$     38,261  AMSTEL FUNDING CORPORATION                                                3.32%        03/17/2008    $        38,205
      90,026  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008             89,868
     112,533  APRECO LLC                                                                3.20         03/10/2008            112,443
      52,891  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008             52,808
     168,799  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008            168,553
     675,198  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $675,380)                                                 3.23         03/03/2008            675,198
     281,332  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008            281,118
     168,799  BNP PARIBAS+/-                                                            3.14         08/07/2008            168,577
     281,332  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $281,406)                                                           3.17         03/03/2008            281,332
     393,865  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $393,970)                                                           3.21         03/03/2008            393,865
     109,720  CAFCO LLC++                                                               3.32         03/11/2008            109,618
      56,267  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008             56,246
     159,836  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008            159,586
     253,199  CHARTA LLC++                                                              3.36         03/24/2008            252,657
     160,360  CHEYNE FINANCE LLC^^+/-++(I)(A)                                           5.12         02/25/2008            144,324
      34,885  CIESCO LLC                                                                3.16         03/24/2008             34,815
     675,198  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $675,380)                                  3.23         03/03/2008            675,198
     140,666  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008            140,139
     675,198  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $675,380)                                                 3.23         03/03/2008            675,198
     139,260  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008            139,096
     407,932  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008            407,517
     227,879  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008            227,677
     396,116  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008            395,966
     112,533  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008            112,409
      90,026  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008             90,026
     450,132  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008            449,930
     675,198  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $675,378)                             3.20         03/03/2008            675,198
     196,933  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008            196,933
     776,627  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $776,836)                                                 3.23         03/03/2008            776,627
     154,733  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008            154,705
     675,198  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $675,378)                                  3.20         03/03/2008            675,198
     140,666  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008            140,652
     387,113  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008            386,246
      84,400  MORGAN STANLEY+/-                                                         3.20         04/07/2008             84,400
      86,510  MORGAN STANLEY+/-                                                         3.25         10/15/2008             86,496
     421,999  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $422,112)                                                 3.21         03/03/2008            421,999
     140,666  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008            140,066
   6,041,573  PICAROS FUNDING LLC++                                                     5.21         03/07/2008          6,035,586
     100,154  PREMIUM ASSET TRUST+/-++                                                  4.40         07/15/2008            100,250
     264,199  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008            263,838
     154,733  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008            154,465
     120,973  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008            120,919
     101,280  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008            101,177
     112,533  SLM CORPORATION+/-++                                                      3.16         05/12/2008            112,184
     225,066  STANFIELD VICTORIA FUNDING LLC^^+/-++(I)(A)                               5.27         04/03/2008            200,669
     150,794  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008            150,766
     270,079  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008            269,677

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    562,665  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32%        10/03/2008    $       562,665
     140,666  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008            140,564
     284,708  VERSAILLES CDS LLC                                                        3.60         03/13/2008            284,367
     140,666  VICTORIA FINANCE LLC^^+/-++(I)(A)                                         5.11         05/02/2008            125,418
     140,666  VICTORIA FINANCE LLC^^+/-++(I)(A)                                         3.61         08/07/2008            125,418
     225,066  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009            223,615
      73,146  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008             72,994

                                                                                                                        19,115,461
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $19,689,590)                                                              19,640,081
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 7.23%
  27,154,480  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              27,154,480
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $27,154,480)                                                                         27,154,480
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $399,923,143)*                                              104.69%                                          $   393,363,528

OTHER ASSETS AND LIABILITIES, NET                                  (4.69)                                              (17,611,481)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   375,752,047
                                                                  ------                                           ---------------

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-  VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)  ILLIQUID SECURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

@    FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^    ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $27,154,480.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.39%
$    321,875  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS B2+/-        5.73%        04/25/2024    $       328,280

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $310,997)                                                                  328,280
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 62.50%

AMUSEMENT & RECREATION SERVICES: 1.40%
   1,200,000  PINNACLE ENTERTAINMENT INCORPORATED                                       8.75         10/01/2013          1,164,000
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 3.71%
   2,000,000  GAP INCORPORATED                                                          9.80         12/15/2008          2,055,000
   1,000,000  WARNACO INCORPORATED                                                      8.88         06/15/2013          1,025,000

                                                                                                                         3,080,000
                                                                                                                   ---------------
BUSINESS SERVICES: 3.02%
   1,000,000  FTI CONSULTING INCORPORATED                                               7.63         06/15/2013          1,037,500
   1,500,000  SUNGARD DATA SYSTEMS INCORPORATED                                         3.75         01/15/2009          1,470,000

                                                                                                                         2,507,500
                                                                                                                   ---------------
CASINO & GAMING: 4.76%
   1,250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                            8.24         11/15/2012          1,112,500
     500,000  MGM MIRAGE INCORPORATED                                                   6.00         10/01/2009            497,500
   1,500,000  MOHEGAN TRIBAL GAMING AUTHORITY                                           6.13         02/15/2013          1,357,500
   1,000,000  TURNING STONE CASINO RESORT ENTERPRISE++                                  9.13         12/15/2010            985,000

                                                                                                                         3,952,500
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 0.49%
     400,000  NALCO COMPANY                                                             7.75         11/15/2011            404,000
                                                                                                                   ---------------

COMMUNICATIONS: 12.45%
   1,000,000  CINCINNATI BELL INCORPORATED                                              7.25         07/15/2013          1,000,000
   1,000,000  CITIZENS COMMUNICATIONS COMPANY                                           9.25         05/15/2011          1,052,500
   1,000,000  CSC HOLDINGS INCORPORATED SERIES B<<                                      7.63         04/01/2011            993,750
   1,500,000  ECHOSTAR DBS CORPORATION                                                  6.38         10/01/2011          1,477,500
   1,500,000  L3 COMMUNICATIONS CORPORATION                                             7.63         06/15/2012          1,537,500
   1,000,000  QWEST CORPORATION+/-                                                      8.94         06/15/2013            962,500
   1,300,000  RURAL CELLULAR CORPORATION                                                8.25         03/15/2012          1,339,000
   1,000,000  UNIVISION COMMUNICATIONS INCORPORATED                                     3.88         10/15/2008            971,250
   1,000,000  WINDSTREAM CORPORATION                                                    8.13         08/01/2013            997,500

                                                                                                                        10,331,500
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.66%
     935,000  AES CORPORATION++                                                         8.75         05/15/2013            977,075
   1,200,000  ALLIED WASTE NORTH AMERICA INCORPORATED SERIES B                          5.75         02/15/2011          1,170,000
   1,000,000  CLEAN HARBORS INCORPORATED                                               11.25         07/15/2012          1,075,000
   1,300,000  IPALCO ENTERPRISES INCORPORATED                                           8.38         11/14/2008          1,309,750
   1,000,000  MASSEY ENERGY COMPANY                                                     6.63         11/15/2010            995,000

                                                                                                                         5,526,825
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.22%
   1,000,000  BALL CORPORATION                                                          6.88         12/15/2012          1,010,000
                                                                                                                   ---------------
HEALTH SERVICES: 2.50%
   2,000,000  ALLIANCE IMAGING INCORPORATED(A)(I)                                      10.38         04/15/2011          2,074,400
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.25%
$  1,000,000  MGM MIRAGE INCORPORATED<<                                                 8.50%        09/15/2010    $     1,033,750
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.20%
   1,000,000  CASE NEW HOLLAND INCORPORATED                                             6.00         06/01/2009          1,000,000
                                                                                                                   ---------------

JUSTICE, PUBLIC ORDER & SAFETY: 1.84%
   1,500,000  CORRECTIONS CORPORATION OF AMERICA                                        7.50         05/01/2011          1,530,000
                                                                                                                   ---------------
MULTI-INDUSTRY COMPANIES: 1.22%
   1,000,000  KANSAS CITY SOUTHERN                                                      7.50         06/15/2009          1,010,000
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.19%
   1,000,000  FORD MOTOR CREDIT COMPANY                                                 5.63         10/01/2008            987,502
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 5.46%
   1,000,000  CHESAPEAKE ENERGY CORPORATION                                             7.63         07/15/2013          1,015,000
   1,400,000  FOREST OIL CORPORATION                                                    8.00         06/15/2008          1,407,000
   1,000,000  NEWFIELD EXPLORATION COMPANY<<                                            7.63         03/01/2011          1,047,500
   1,000,000  PARKER DRILLING COMPANY                                                   9.63         10/01/2013          1,060,000

                                                                                                                         4,529,500
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 3.06%
   1,500,000  BUCKEYE TECHNOLOGIES INCORPORATED                                         8.50         10/01/2013          1,522,500
   1,000,000  ROCK-TENN COMPANY                                                         8.20         08/15/2011          1,020,000

                                                                                                                         2,542,500
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.23%
   1,000,000  FERRELLGAS PARTNERS LP                                                    8.75         06/15/2012          1,020,000
                                                                                                                   ---------------

REAL ESTATE: 3.30%
   1,000,000  FELCOR LODGING LP                                                         8.50         06/01/2011          1,002,500
   1,780,000  HOST MARRIOTT LP SERIES M                                                 7.00         08/15/2012          1,735,500

                                                                                                                         2,738,000
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.23%
   1,000,000  VENTAS REALTY LP VENTAS CAPITAL CORPORATION                               8.75         05/01/2009          1,022,500
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.20%
   1,000,000  GOODYEAR TIRE & RUBBER                                                    6.38         03/15/2008            998,750
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.40%
   1,200,000  BWAY CORPORATION                                                         10.00         10/15/2010          1,164,000
                                                                                                                   ---------------
TEXTILE MILL PRODUCTS: 1.51%
   1,200,000  INTERFACE INCORPORATED                                                   10.38         02/01/2010          1,254,000
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 1.20%
   1,000,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                     5.13         05/09/2008            992,028
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $53,012,058)                                                                        51,873,255
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS: 3.06%
   1,500,000  NOVA CHEMICALS CORPORATION SERIES MTN                                     7.40         04/01/2009          1,507,500
   1,000,000  SHAW COMMUNICATIONS INCORPORATED                                          7.20         12/15/2011          1,028,750

TOTAL FOREIGN CORPORATE BONDS@ (COST $2,554,183)                                                                         2,536,250
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES: 2.78%

MICHIGAN: 2.11%
$    750,000  DETROIT MI SYSTEMS SECOND LIEN SERIES A (SEWER REVENUE, FGIC
              INSURED)+/-SS.                                                            9.00%        07/01/2036    $       750,000
   1,000,000  ROYAL OAK MICHIGAN HOSPITAL FINANCE AUTHORITY (HOSPITAL
              REVENUE, AMBAC INSURED)+/-SS.                                             8.00         06/15/2040          1,000,000

                                                                                                                         1,750,000
                                                                                                                   ---------------
TEXAS: 0.67%
     540,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES B (TAX INCREMENTAL
              REVENUE)                                                                  6.75         02/15/2010            555,206
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,290,000)                                                                          2,305,206
                                                                                                                   ---------------
TERM LOANS: 20.22%
     535,682  ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN                             7.42         01/06/2012            489,613
     992,500  ADVANCED MEDICAL OPTICS INCORPORATED TERM LOAN B                          6.39         04/02/2014            870,919
     491,250  AMC ENTERTAINMENT HOLDINGS INCORPORATED TERM LOAN                         4.88         01/26/2013            442,739
   1,818,571  AVIS BUDGET CAR RENTAL LLC TERM LOAN B                                    6.61         04/19/2012          1,654,391
   1,337,941  DAVITA INCORPORATED TERM LOAN B1                                          6.36         10/05/2012          1,241,609
     983,467  DEX MEDIA WEST LLC TERM LOAN B                                            5.87         09/10/2010            922,000
   1,964,736  DIRECTV GROUP INCORPORATED TERM LOAN                                      4.78         04/08/2013          1,884,240
   1,462,538  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                          6.87         12/20/2012          1,341,118
     219,032  JOHNSONDIVERSEY INCORPORATED TERM LOAN                                    6.88         12/16/2011            204,613
     521,598  LIFEPOINT INCORPORATED TERM LOAN B                                        6.71         04/15/2012            483,349
     939,336  MUELLER GROUP INCORPORATED TERM LOAN B                                    6.87         05/24/2014            852,448
   1,220,725  NALCO COMPANY TERM LOAN B                                                 5.98         11/01/2010          1,175,631
   1,472,236  NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B                              7.23         04/06/2013          1,359,448
     965,000  NORTEK HOLDINGS INCORPORATED TERM LOAN                                    5.53         07/28/2011            837,620
     994,901  POLYPORE INCORPORATED TERM LOAN                                           7.10         05/15/2014            960,079
   1,000,000  TRANSDIGM INCORPORATED TERM LOAN                                          7.20         06/23/2013            926,670
     291,034  VISANT CORPORATION TERM LOAN B                                            6.72         09/30/2011            274,300
     958,040  WARNER MUSIC GROUP CORPORATION TERM LOAN                                  6.21         03/18/2010            860,638

TOTAL TERM LOANS (COST $18,154,870)                                                                                     16,781,425
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 3.88%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.13%
       1,905  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                    1,905
      68,606  BLACKROCK TEMPORARY #24 MONEY MARKET FUND                                                                     68,606
      39,203  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                        39,203

                                                                                                                           109,714
                                                                                                                   ---------------
PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 3.75%
       7,939  AMSTERDAM FUNDING CORPORATION                                             3.30         03/17/2008              7,927
      39,203  APRECO LLC                                                                3.20         03/10/2008             39,172
      88,208  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008             88,079
      24,502  BANCO SANTANDER TOTTA LOAN+/-++                                           3.13         10/15/2008             24,472
     149,953  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $149,993)                                                 3.23         03/03/2008            149,953
      24,502  BANK OF IRELAND+/-++                                                      3.06         10/14/2008             24,480
      19,602  BNP PARIBAS+/-                                                            3.14         08/07/2008             19,576
     107,809  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $107,838)                                                 3.21         03/03/2008            107,809
      66,646  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $66,664)                                                  3.17         03/03/2008             66,646

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     49,004  CAFCO LLC++                                                               3.32%        03/11/2008    $        48,959
       9,801  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008              9,797
      29,403  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008             29,356
       4,998  CHARTA LLC++                                                              3.36         03/24/2008              4,988
      63,706  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.12         02/25/2008             57,335
      49,004  CHEYNE FINANCE LLC+/-++(A)(I)^^                                           5.18         05/19/2008             44,104
      16,269  CLIPPER RECEIVABLES CORPORATION++                                         3.30         03/04/2008             16,265
     156,814  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $156,856)                                  3.23         03/03/2008            156,814
      73,506  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008             73,231
     174,455  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $174,502)                                                 3.23         03/03/2008            174,455
      24,502  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008             24,473
     104,869  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008            104,762
      44,291  FALCON ASSET SECURITIZATION CORPORATION++                                 3.20         03/10/2008             44,256
       8,821  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008              8,813
      39,766  FALCON ASSET SECURITIZATION CORPORATION                                   3.31         03/26/2008             39,675
      98,009  FIVE FINANCE INCORPORATED+/-++                                            4.50         07/09/2008             97,536
      74,486  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008             74,458
      25,287  GALLEON CAPITAL LLC++                                                     3.30         03/07/2008             25,273
      17,250  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008             17,231
      98,989  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008             98,944
     107,809  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $107,838)                             3.20         03/03/2008            107,809
       9,801  HARRIER FINANCE FUNDING LLC+/-                                            3.16         04/25/2008              9,801
      63,706  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008             63,706
      24,502  INTESA BANK (IRELAND) PLC+/-++                                            3.15         10/24/2008             24,477
     107,143  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $107,172)                                                 3.22         03/03/2008            107,143
      66,646  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $66,664)                                                  3.18         03/03/2008             66,646
       9,801  KESTREL FUNDING US LLC+/-                                                 3.16         04/25/2008              9,801
      49,004  LINKS FINANCE LLC+/-++                                                    3.22         08/15/2008             48,603
     149,953  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $149,993)                             3.20         03/03/2008            149,953
      49,004  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008             48,895
       4,533  MORGAN STANLEY+/-                                                         3.25         10/15/2008              4,532
       2,043  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $2,044)                                                   3.18         03/03/2008              2,043
      53,905  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $53,919)                                                  3.21         03/03/2008             53,905
      49,004  NORTHERN ROCK PLC+/-++                                                    3.27         10/03/2008             48,642
      32,578  OLD LINE FUNDING CORPORATION++                                            3.30         03/04/2008             32,569
       3,964  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008              3,959
      88,208  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008             88,055
      35,283  SEDNA FINANCE INCORPORATED+/-++                                           3.14         04/10/2008             35,238
      29,403  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008             29,389
      39,203  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008             39,164
      24,992  SHIPROCK FINANCE SERIES 2007-4A+/-++                                      3.19         04/11/2008             24,966
      19,602  SLM CORPORATION+/-++                                                      3.16         05/12/2008             19,541
       9,801  SOLITAIRE FUNDING LLC                                                     3.37         03/17/2008              9,786
      49,004  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.47         02/15/2008             43,692
      30,383  STANFIELD VICTORIA FUNDING LLC+/-++(A)(I)^^                               5.27         04/03/2008             27,089
      98,009  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008             97,990
       3,332  TULIP FUNDING CORPORATION                                                 3.35         03/17/2008              3,327
      24,502  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     3.14         11/14/2008             24,481
      24,502  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008             24,484
      27,932  VERSAILLES CDS LLC++                                                      3.60         03/11/2008             27,905
      42,144  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.58         07/28/2008             37,575
      24,502  VICTORIA FINANCE LLC+/-++(A)(I)^^                                         3.61         08/07/2008             21,846
      49,004  WHITE PINE FINANCE LLC+/-++(A)(I)^^                                       5.24         02/22/2008             46,554
      39,203  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008             39,120

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     11,761  YORKTOWN CAPITAL LLC                                                      3.50%        03/06/2008    $        11,758

                                                                                                                         3,113,283
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,241,959)                                                                3,222,997
                                                                                                                   ---------------
SHORT-TERM INVESTMENTS: 10.88%
   9,030,296  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                               9,030,296

TOTAL SHORT-TERM INVESTMENTS (COST $9,030,296)                                                                           9,030,296
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $88,594,363)*                                               103.71%                                          $    86,077,709

OTHER ASSETS AND LIABILITIES, NET                                  (3.71)                                               (3,080,720)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $    82,996,989
                                                                  ------                                           ---------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(I)   ILLIQUID SECURITY.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,030,296.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY SECURITIES: 4.56%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.39%
$     31,615  FHLMC #1B0128+/-                                                          7.28%        09/01/2031    $        31,839
     245,369  FHLMC #555243                                                             9.00         11/01/2016            268,410
     675,553  FHLMC #555427                                                             9.50         09/01/2020            774,569
     235,595  FHLMC #555490                                                             9.50         12/01/2016            255,681
   2,029,395  FHLMC #555519                                                             9.00         12/01/2016          2,232,984
     141,558  FHLMC #788792+/-                                                          7.14         01/01/2029            145,265
     353,081  FHLMC #789272+/-                                                          7.32         04/01/2032            360,604
      98,994  FHLMC #846990+/-                                                          7.31         10/01/2031            101,078
     562,032  FHLMC #884013                                                            10.50         05/01/2020            676,102
     478,348  FHLMC #A01734                                                             9.00         08/01/2018            526,609
     137,514  FHLMC #A01849                                                             9.50         05/01/2020            156,092
   1,414,552  FHLMC #C64637                                                             7.00         06/01/2031          1,504,876
   1,413,770  FHLMC #G01126                                                             9.50         12/01/2022          1,578,388
     321,421  FHLMC #G11150                                                             7.50         12/01/2011            330,801
     362,928  FHLMC #G11200                                                             8.00         01/01/2012            378,236
     392,772  FHLMC #G11229                                                             8.00         01/01/2013            404,617
     465,993  FHLMC #G11391                                                             7.50         06/01/2012            483,956
     305,588  FHLMC #G80118                                                            10.00         11/17/2021            369,969

                                                                                                                        10,580,076
                                                                                                                   ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.23%
     520,987  FNMA #100001                                                              9.00         02/15/2020            579,572
     416,980  FNMA #100256                                                              9.00         10/15/2021            461,862
     156,714  FNMA #100259                                                              7.50         12/15/2009            159,758
     118,271  FNMA #190722                                                              9.50         03/01/2021            132,204
     573,689  FNMA #190909                                                              9.00         06/01/2024            643,511
     674,552  FNMA #252870                                                              7.00         11/01/2014            709,239
     426,724  FNMA #310010                                                              9.50         12/01/2020            486,963
   1,533,906  FNMA #323534                                                              9.00         12/01/2016          1,706,041
     642,055  FNMA #340181                                                              7.00         12/01/2010            661,392
     317,554  FNMA #344890                                                             10.25         09/01/2021            384,914
     112,459  FNMA #379046                                                              9.50         03/01/2010            117,091
     245,354  FNMA #392647                                                              9.00         10/01/2013            249,588
      12,181  FNMA #426817                                                             10.00         12/01/2009             12,713
     271,846  FNMA #458004                                                             10.00         03/20/2018            316,717
     297,003  FNMA #523850                                                             10.50         10/01/2014            342,192
     902,952  FNMA #535807                                                             10.50         04/01/2022          1,088,311
     975,497  FNMA #545117+/-                                                           7.18         12/01/2040          1,001,637
     608,518  FNMA #545131                                                              8.00         03/01/2013            616,717
     139,933  FNMA #545157                                                              8.50         11/01/2012            142,407
   1,354,813  FNMA #545325                                                              8.50         07/01/2017          1,468,978
     461,136  FNMA #545460+/-                                                           7.06         11/01/2031            479,157
   2,888,666  FNMA #598559<<                                                            6.50         08/01/2031          3,020,754
     101,800  FNMA #604060+/-                                                           7.15         09/01/2031            104,249
     315,878  FNMA #604689+/-                                                           6.79         10/01/2031            322,325
     226,291  FNMA #635070+/-                                                           6.99         05/01/2032            233,454
     282,735  FNMA #646643+/-                                                           7.25         06/01/2032            290,022
     436,264  FNMA #660508                                                              7.00         05/01/2013            455,099
     559,168  FNMA #724657+/-                                                           8.08         07/01/2033            575,010
     149,527  FNMA #8243                                                               10.00         01/01/2010            159,060

                                                                                                                        16,920,937
                                                                                                                   ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.94%
     140,483  GNMA #780253                                                              9.50         11/15/2017            155,355
     577,378  GNMA #780267<<                                                            9.00         11/15/2017            635,951
     500,968  GNMA #780664                                                             10.00         10/20/2017            596,134
     790,629  GNMA #781310<<                                                            8.00         01/15/2013            810,681
     861,361  GNMA #781311<<                                                            7.50         02/15/2013            885,202

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
$  1,663,800  GNMA #781540<<                                                            7.00%        05/15/2013    $     1,733,363
   2,123,531  GNMA #781614<<                                                            7.00         06/15/2033          2,295,484

                                                                                                                         7,112,170
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $32,670,535)                                                                              34,613,183
                                                                                                                   ---------------

ASSET BACKED SECURITIES: 15.63%
   7,500,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2005-2 CLASS A+/-                  3.19         08/15/2013          7,234,586
   4,600,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                  3.32         09/15/2011          4,533,596
  10,000,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                        3.44         03/15/2012          9,754,298
   3,300,000  BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                        3.31         11/16/2009          3,286,481
   4,700,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           3.82         07/15/2010          4,673,162
   4,036,846  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
              2003-5 CLASS 2M1+/-                                                       3.74         05/25/2033          3,248,306
   3,300,000  CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                           3.38         01/15/2015          3,200,780
   6,374,066  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS
              A(I)^^                                                                    7.23         07/16/2028              1,992
   4,041,513  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS
              A1A+/-                                                                    3.25         11/25/2036          3,851,337
     520,854  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-               3.41         02/15/2034            475,071
   2,009,783  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-              3.42         12/15/2033          1,572,881
   1,651,278  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-              3.35         02/15/2036          1,440,799
   4,933,791  DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                        5.00         05/08/2010          4,974,434
  34,745,991  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2(I)++(C)                   0.83         09/29/2031            799,158
  44,058,317  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(I)(C)                    0.83         09/29/2031          1,013,341
   3,400,000  FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                 3.87         11/15/2012          3,385,125
   2,290,184  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                     3.32         05/20/2031          1,907,757
   3,881,249  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                   3.14         12/15/2009          3,875,418
   1,290,550  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                         3.26         08/25/2035          1,289,937
  10,183,958  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                         3.84         02/25/2034          8,843,758
   8,200,000  HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                         3.79         03/25/2034          7,387,293
   9,073,169  MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-                 4.16         10/25/2033          8,181,961
     393,677  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
              CLASS AII+/-                                                              3.61         03/25/2032            335,870
   9,597,423  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS
              M1+/-                                                                     4.26         10/25/2033          8,918,532
  11,539,224  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-        4.56         04/25/2033          9,349,550
   3,101,688  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2                5.29         05/20/2009          3,116,055
   6,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++             4.12         01/23/2011          5,670,000
   7,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++             5.10         06/23/2012          6,335,000

TOTAL ASSET BACKED SECURITIES (COST $137,079,708)                                                                      118,656,478
                                                                                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 22.51%
   7,642,275  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                            3.82         10/25/2033          6,925,151
   4,540,609  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2            5.50         10/25/2034          4,542,636
  37,285,294  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
              2001-PB1 CLASS XP+/-++(C)                                                 1.53         05/11/2035          1,299,750
   9,616,821  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                    3.79         03/25/2034          7,849,987
   3,723,289  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-            5.24         12/25/2035          3,735,137
     374,582  CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS A+/-        6.63         03/25/2022            374,093
     349,340  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z                8.00         09/20/2021            348,856
   1,786,237  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-          3.20         11/25/2036          1,748,140
     937,481  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                    6.00         02/25/2017            970,045
   2,572,761  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1
              CLASS 2A2A+/-                                                             5.54         03/20/2036          2,511,923
     992,751  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
              2001-HYB1 CLASS 1A1+/-                                                    6.77         06/19/2031            991,801
     443,799  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
              2001-HYB1 CLASS 2A1+/-                                                    6.53         06/19/2031            443,176
     494,747  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES
              2004-20 CLASS 3A1+/-                                                      6.76         09/25/2034            478,399
  81,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CF2 CLASS ACP+/-++(C)                                         1.17         02/15/2034             83,300

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$115,383,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CK1 CLASS ACP+/-++(C)                                         1.03%        12/18/2035    $         6,346
 100,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CK6 CLASS ACP+/-(C)                                           0.93         08/15/2036            689,200
  90,200,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CKN5 CLASS ACP+/-++(C)                                        1.94         09/15/2034          1,149,969
     456,354  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)           6.78         01/25/2022            454,375
      72,553  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(I)          6.71         02/20/2021             72,449
   1,213,506  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                  4.13         09/25/2033          1,149,011
   1,540,426  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50         02/25/2042          1,695,318
   1,266,036  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                9.50         06/25/2030          1,389,292
   3,416,103  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                               9.50         12/25/2041          3,787,195
   2,855,654  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                               9.50         08/25/2041          3,175,119
   6,175,438  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                             6.32         07/25/2041          6,332,603
   3,616,539  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                9.50         11/25/2031          4,027,527
     297,021  FNMA SERIES 1988-4 CLASS Z                                                9.25         03/25/2018            329,773
     396,268  FNMA SERIES 1988-5 CLASS Z                                                9.20         03/25/2018            420,337
     176,570  FNMA SERIES 1988-9 CLASS Z                                                9.45         04/25/2018            191,342
     675,896  FNMA SERIES 1989-30 CLASS Z                                               9.50         06/25/2019            750,688
     149,387  FNMA SERIES 1989-49 CLASS E                                               9.30         08/25/2019            163,979
     141,160  FNMA SERIES 1990-111 CLASS Z                                              8.75         09/25/2020            151,319
     341,955  FNMA SERIES 1990-119 CLASS J                                              9.00         10/25/2020            376,530
     187,785  FNMA SERIES 1990-124 CLASS Z                                              9.00         10/25/2020            212,122
     685,947  FNMA SERIES 1990-21 CLASS Z                                               9.00         03/25/2020            768,058
     377,587  FNMA SERIES 1990-27 CLASS Z                                               9.00         03/25/2020            408,162
     204,249  FNMA SERIES 1990-30 CLASS D                                               9.75         03/25/2020            230,392
     919,016  FNMA SERIES 1991-132 CLASS Z                                              8.00         10/25/2021          1,015,650
     341,258  FNMA SERIES 1992-71 CLASS X                                               8.25         05/25/2022            377,995
   1,648,033  FNMA SERIES 2003-W19 CLASS 1A4                                            4.78         11/25/2033          1,656,075
   1,845,402  FNMA SERIES G-22 CLASS ZT                                                 8.00         12/25/2016          2,020,223
   2,444,628  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                6.19         05/25/2042          2,541,187
     211,800  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               7.87         06/25/2033            213,478
   7,821,798  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                6.18         08/25/2042          7,859,699
 140,073,600  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
              CLASS X2+/-++(C)                                                          0.95         05/15/2033            227,928
 181,365,889  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
              CLASS X2+/-++(C)                                                          1.08         08/11/2033            927,687
 131,400,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
              2001-C2 CLASS X2+/-++(C)                                                  0.71         04/15/2034            364,057
  10,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS A1+/-          3.21         12/25/2036          9,975,368
   5,383,166  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                    3.54         06/25/2034          5,280,237
   4,344,663  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                    6.25         06/25/2034          4,401,847
   5,129,906  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                 3.49         01/25/2036          5,077,622
   5,004,278  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                 3.54         04/25/2036          4,952,184
   2,506,390  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                        6.71         04/25/2032          2,512,566
     317,738  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-                  6.08         06/25/2024            317,178
 152,352,182  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS
              AX1+/-(C)                                                                 0.80         01/25/2035            261,855
  76,751,783  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS
              AX1+/-(C)                                                                 0.80         11/25/2034             47,970
   2,050,536  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-               3.20         10/25/2036          2,025,468
 248,861,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2001-CIB2 CLASS X2+/-++(C)                                         1.00         04/15/2035            829,578
   3,487,237  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                       4.90         04/25/2035          3,478,124
   4,221,200  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                      5.11         06/25/2035          4,265,511
   3,075,081  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                       5.38         08/25/2035          3,067,332
   3,748,849  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
              1A1+/-++                                                                  4.94         09/28/2044          3,741,201
       1,610  MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-(I)(D)              10908.50         04/20/2021                164
   2,185,445  OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS
              2A1A+/-                                                                   5.47         12/25/2035          2,195,342
      59,955  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-              7.33         04/25/2018             59,933
      17,028  RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++                3.37         04/26/2021             16,972
  11,644,761  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                        4.57         09/10/2035         10,708,201
   7,452,647  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                        4.77         09/10/2035          7,049,679
     148,202  SACO I TRUST SERIES 2005-2 CLASS A+/-++                                   3.34         04/25/2035            119,970

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$    901,885  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-         6.94%        11/25/2020    $       900,431
   6,194,705  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
              CLASS A1                                                                  9.22         10/25/2024          6,908,951
   1,014,958  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
              CLASS A2                                                                  9.65         10/25/2024          1,060,495
     439,450  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-          3.66         02/25/2028            418,671
   4,015,920  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1
              CLASS A+/-++                                                              8.75         04/15/2027          4,011,367
   5,230,516  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
              CLASS A+/-++                                                              8.51         07/15/2027          5,221,520
     377,063  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                       3.62         12/25/2034            362,950
   1,270,970  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                3.07         08/25/2033          1,269,165
     534,559  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                    7.01         08/25/2032            533,429
     471,262  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                    7.01         08/25/2032            470,266
   1,961,151  WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(I)                 6.96         12/28/2037          1,958,651

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $173,803,021)                                                          170,937,677
                                                                                                                   ---------------
CORPORATE BONDS & NOTES: 33.30%

AMUSEMENT & RECREATION SERVICES: 0.25%
   1,900,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                       6.11         12/01/2010          1,900,000
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.26%
   1,935,000  MAY DEPARTMENT STORES COMPANY                                             5.95         11/01/2008          1,944,365
                                                                                                                   ---------------
CASINO & GAMING: 0.39%
   3,000,000  MGM MIRAGE INCORPORATED                                                   6.00         10/01/2009          2,985,000
                                                                                                                   ---------------
COMMUNICATIONS: 4.73%
   5,000,000  AT&T INCORPORATED+/-                                                      3.28         11/14/2008          4,994,200
   3,000,000  CITIZENS COMMUNICATIONS COMPANY                                           9.25         05/15/2011          3,157,500
   4,000,000  COMCAST MO OF DELAWARE LLC                                                9.00         09/01/2008          4,078,384
   3,000,000  COX ENTERPRISES INCORPORATED++                                            4.38         05/01/2008          3,001,980
   3,390,000  ECHOSTAR DBS CORPORATION                                                  5.75         10/01/2008          3,385,763
   2,425,000  QWEST CORPORATION                                                         5.63         11/15/2008          2,412,875
   1,500,000  QWEST CORPORATION+/-                                                      8.24         06/15/2013          1,443,750
   2,000,000  SPRINT CAPITAL CORPORATION                                                6.13         11/15/2008          1,950,000
   4,845,000   TIME WARNER ENTERTAINMENT COMPANY LP                                     7.25         09/01/2008          4,921,822
   1,935,000  US UNWIRED INCORPORATED SERIES B                                         10.00         06/15/2012          1,799,550
   4,850,000  VIACOM INCORPORATED+/-                                                    5.34         06/16/2009          4,736,791

                                                                                                                        35,882,615
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 4.33%
   5,000,000  ALLFIRST PREFERRED CAPITAL TRUST+/-                                       5.76         07/15/2029          4,934,905
   7,500,000  CENTRAL FIDELITY CAPITAL I SERIES A+/-                                    5.26         04/15/2027          7,312,778
   1,363,600  FIFTH THIRD BANK SERIES BKNT                                              2.87         08/10/2009          1,340,746
   6,800,000  ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                                4.84         10/09/2009          6,804,740
   3,750,000  M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                   5.40         12/04/2012          3,496,541
   1,145,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-++                                3.85         04/01/2013          1,145,092
   1,900,000  PNC FUNDING CORPORATION+/-                                                3.38         01/31/2012          1,817,297
   6,000,000  WACHOVIA BANK NATIONAL SERIES BKNT                                        4.38         08/15/2008          6,006,696

                                                                                                                        32,858,795
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 3.70%
   2,040,000  DOMINION VA RESOURCES INCORPORATED SERIES B+/-                            3.25         11/14/2008          2,027,064
   4,800,000  ENTERGY GULF STATES INCORPORATED+/-                                       5.52         12/01/2009          4,691,486
   2,890,000  ENTERGY GULF STATES INCORPORATED                                          5.12         08/01/2010          2,922,721
   3,875,000  FLORIDA POWER CORPORATION SERIES A+/-                                     3.47         11/14/2008          3,869,606
   3,910,000  IPALCO ENTERPRISES INCORPORATED                                           8.38         11/14/2008          3,939,325
   2,910,000  KEYSPAN CORPORATION                                                       4.90         05/16/2008          2,915,974
   3,870,000  OHIO POWER COMPANY+/-                                                     4.83         04/05/2010          3,773,192

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$  3,807,976  SALTON SEA FUNDING CORPORATION SERIES C                                   7.84%        05/30/2010    $     3,948,109

                                                                                                                        28,087,477
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 0.84%
   6,750,000  NATIONAL SEMICONDUCTOR CORPORATION+/-                                     5.24         06/15/2010          6,414,788
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 1.39%
   4,835,000  GENERAL MILLS INCORPORATED+/-                                             4.02         01/22/2010          4,679,274
   2,900,000  HJ HEINZ COMPANY++                                                        6.43         12/01/2008          2,974,530
   2,905,000  KRAFT FOODS INCORPORATED                                                  4.00         10/01/2008          2,903,983

                                                                                                                        10,557,787
                                                                                                                   ---------------
FOOD STORES: 1.42%
   3,000,000  FRED MEYER INCORPORATED                                                   7.45         03/01/2008          3,000,000
   2,915,000  KROGER COMPANY                                                            7.25         06/01/2009          3,019,153
   4,795,000  SAFEWAY INCORPORATED+/-                                                   5.21         03/27/2009          4,750,100

                                                                                                                        10,769,253
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 0.42%
   3,290,000  CVS CAREMARK CORPORATION+/-                                               5.42         06/01/2010          3,180,621
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.38%
   2,910,000  CASE NEW HOLLAND INCORPORATED                                             6.00         06/01/2009          2,910,000
                                                                                                                   ---------------
INSURANCE CARRIERS: 2.30%
   4,840,000  LINCOLN NATIONAL CORPORATION+/-                                           4.76         04/06/2009          4,750,683
   4,840,000  SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                                 5.08         07/06/2010          4,857,806
   3,880,000  UNITEDHEALTH GROUP INCORPORATED+/-                                        4.46         02/07/2011          3,880,737
   3,875,000  UNUMPROVIDENT CORPORATION                                                 5.86         05/15/2009          3,997,318

                                                                                                                        17,486,544
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.68%
   4,840,000  XEROX CORPORATION                                                         7.13         06/15/2010          5,143,933
                                                                                                                   ---------------
MOTION PICTURES: 0.63%
   4,840,000  THE WALT DISNEY COMPANY+/-                                                4.13         07/16/2010          4,814,609
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.81%
   6,780,000  AMERICAN EXPRESS BANK FIRST SAVINGS BANK SERIES BKNT+/-                   3.18         06/22/2009          6,604,839
   4,850,000  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        3.50         02/05/2010          4,849,748
   1,935,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN+/-                           3.20         04/30/2008          1,889,400
   8,230,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-<<                                 3.33         04/28/2011          8,095,275
   3,880,000  IBM INTERNATIONAL GROUP CAPITAL LLC+/-                                    3.65         07/29/2009          3,889,378
   8,000,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                               5.87         07/31/2008          8,100,824
   3,158,000  SLM CORPORATION SERIES MTNA                                               3.95         08/15/2008          3,108,473

                                                                                                                        36,537,937
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 1.61%
   4,840,000  ANADARKO PETROLEUM CORPORATION+/-                                         5.39         09/15/2009          4,734,575
   5,000,000  BAKER HUGHES INCORPORATED                                                 6.00         02/15/2009          5,107,165
   2,330,000  EL PASO CORPORATION                                                       6.75         05/15/2009          2,370,714

                                                                                                                        12,212,454
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.64%
   5,000,000  GANNETT COMPANY+/-                                                        3.28         05/26/2009          4,880,185
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.25%
$  3,544,000  EQUITY ONE INCORPORATED                                                   3.88%        04/15/2009    $     3,463,679
   2,501,000  HRPT PROPERTIES TRUST+/-                                                  5.59         03/16/2011          2,417,504
   3,850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                     5.06         07/11/2011          3,583,696

                                                                                                                         9,464,879
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.00%
   7,700,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                      4.95         03/23/2009          7,595,003
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 1.01%
   7,745,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                      5.46         03/13/2009          7,674,017
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.26%
   4,840,000  BROWN-FORMAN CORPORATION+/-                                               4.83         04/18/2010          4,824,899
   4,835,000  CARDINAL HEALTH INCORPORATED+/-++                                         5.00         10/02/2009          4,740,901

                                                                                                                         9,565,800
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $255,369,428)                                                                      252,866,062
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS: 7.62%
   3,000,000  BRITISH SKY BROADCASTING PLC<<                                            6.88         02/23/2009          3,101,427
   2,825,000  COVIDIEN INTERNATIONAL FINANCE SA++                                       5.15         10/15/2010          2,948,071
   6,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 3.88         07/22/2008          6,004,890
   6,005,000  DIAGEO FINANCE BV+/-                                                      4.95         03/30/2009          5,965,325
     570,000  PEMEX FINANCE LIMITED                                                     9.69         08/15/2009            592,800
   2,900,000  SABMILLER PLC+/-++                                                        5.03         07/01/2009          2,912,087
   3,400,000  SHAW COMMUNICATIONS INCORPORATION                                         7.25         04/06/2011          3,497,750
   2,000,000  TELECOM ITALIA CAPITAL+/-                                                 3.72         02/01/2011          1,909,416
   6,374,000  TELEFONICA EMISIONES SAU+/-                                               5.23         06/19/2009          6,295,766
   4,840,000  TELEFONOS DE MEXICO SA                                                    4.50         11/19/2008          4,860,328
   8,000,000  TRANSOCEAN INCORPORATED+/-                                                5.34         09/05/2008          7,973,520
   4,845,000  VODAFONE GROUP PLC+/-                                                     5.33         06/15/2011          4,815,722
   6,770,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                             6.50         12/15/2008          6,947,882

TOTAL FOREIGN CORPORATE BONDS@ (COST $57,735,981)                                                                       57,824,984
                                                                                                                   ---------------
FOREIGN GOVERNMENT BONDS: 0.26%
   2,000,000  UNITED UTILITIES PLC                                                      6.45         04/01/2008          2,002,220

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $2,000,821)                                                                        2,002,220
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 7.37%

ARIZONA: 0.53%
   4,045,000  TUCSON HEART HOSPITAL-CARONDELET LLC (HCFR, GO OF HOSPITAL)+/-SS.         6.00         11/15/2026          4,045,000
                                                                                                                   ---------------
CALIFORNIA: 0.61%
   4,675,000  SACRAMENTO COUNTY CA PENSION FUNDING SERIES C-1 (OTHER REVENUE,
              MBIA INSURED)+/-SS.                                                      10.50         07/10/2030          4,675,000
                                                                                                                   ---------------
ILLINOIS: 0.11%
     895,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                               5.65         12/01/2008            858,484
                                                                                                                   ---------------
IOWA: 0.39%
     920,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E (TAX
              INCREMENTAL REVENUE)                                                      5.60         06/01/2008            924,370
   1,345,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E (TAX
              INCREMENTAL REVENUE)                                                      5.39         06/01/2009          1,375,101

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
IOWA(continued)
$    625,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E (TAX
              INCREMENTAL REVENUE)                                                      5.34%        06/01/2010    $       647,469

                                                                                                                         2,946,940
                                                                                                                   ---------------
LOUISIANA: 0.50%
   2,900,000  LOUISIANA PUBLIC FACILITIES AUTHORITY FRANCISCAN SERIES D (HOSPITAL
              REVENUE, MBIA INSURED)+/-SS.                                             10.00         07/01/2028          2,900,000
     942,657  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
              REVENUE LOC)                                                              6.36         05/15/2025            927,772

                                                                                                                         3,827,772
                                                                                                                   ---------------
MASSACHUSETTS: 1.40%
   7,500,000  BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY REVENUE, GO
              OF INSTITUTION)+/-SS.                                                     5.75         10/01/2019          7,500,000
   3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
              UNIVERSITY REVENUE, MBIA INSURED)                                         7.04         10/01/2028          3,102,900

MICHIGAN: 0.83%
   2,900,000  DETROIT MI SYSTEMS SECOND LIEN SERIES A (SEWER REVENUE, FGIC
              INSURED)+/-SS.                                                            9.00         07/01/2036          2,900,000
   3,375,000  ROYAL OAK MICHIGAN HOSPITAL FINANCE AUTHORITY (HOSPITAL REVENUE,
              AMBAC INSURED)+/-SS.                                                      8.00         06/15/2040          3,375,000

                                                                                                                         6,275,000
                                                                                                                   ---------------
MISSOURI: 0.38%
   2,900,000  MISSOURI STATE HEFA SSM HEALTH CARE SERIES A-2 (HCFR, FIRST
              SECURITY BANK LOC)+/-SS.                                                 14.00         06/01/2035          2,900,000
                                                                                                                   ---------------
NEW JERSEY: 0.52%
   3,870,000  BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                           5.59         04/11/2009          3,972,284
                                                                                                                   ---------------
NORTH CAROLINA: 0.51%
   3,875,000  NEW HANOVER COUNTY NC NEW HANOVER REGIONAL MEDICAL CENTER
              SERIES A (HOSPITAL REVENUE, FIRST SECURITY BANK LOC)+/-SS.                8.00         10/01/2036          3,875,000
                                                                                                                   ---------------
OREGON: 0.32%
   2,400,000  OREGON STATE FACILITIES AUTHORITY SERIES F (HCFR, MBIA INSURED)+/-SS.     7.00         08/01/2019          2,400,000
                                                                                                                   ---------------
PENNSYLVANIA: 0.82%
   7,200,000  HARRISBURG PA AUTHORITY RESOURCE RECOVERY FACILITY CAPITAL
              APPRECIATION LIMITED OBLIGATION SERIES D (SPECIAL FACILITIES
              REVENUE)^                                                                 5.47         12/15/2010          6,205,032
                                                                                                                   ---------------
WISCONSIN: 0.45%
   3,400,000  STATE OF WISCONSIN SUBSERIES B-8 (GO STATES, TERRITORIES, XLCA
              COMPANY INSURED)+/-SS.                                                   15.00         05/01/2032          3,400,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $55,724,537)                                                                        55,983,412
                                                                                                                   ---------------
US TREASURY SECURITIES: 0.05%

US TREASURY BILLS: 0.05%
     400,000  US TREASURY BILL^                                                         2.21         04/17/2008            398,819
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $398,915)                                                                               398,819
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                        PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
TERM LOANS: 0.27%
$  2,273,214  AVIS BUDGET CAR RENTAL LLC TERM LOAN B                                    6.57%        04/19/2012    $     2,067,982

TOTAL TERM LOANS (COST $2,268,960)                                                                                       2,067,982
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 2.68%

SHARES
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.10%
      27,458  AIM SHORT-TERM INVESTMENT COMPANY - LIQUID ASSETS PORTFOLIO                                                   27,458
     423,921  BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                                     423,921
     339,137  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                       339,137

                                                                                                                           790,516
                                                                                                                   ---------------

PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 2.58%
      57,653  AMSTEL FUNDING CORPORATION                                                3.32         03/17/2008             57,568
     135,655  AMSTERDAM FUNDING CORPORATION                                             3.34         03/20/2008            135,416
     169,568  APRECO LLC                                                                3.20         03/10/2008            169,433
      79,697  ASPEN FUNDING CORPORATION                                                 3.31         03/18/2008             79,573
     254,353  ATLANTIC ASSET SECURITIZATION CORPORATION                                 3.28         03/17/2008            253,982
   1,017,411  BANK OF AMERICA REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,017,685)                                               3.23         03/03/2008          1,017,411
     423,921  BASF FINANCE EUROPE NV+/-++                                               3.89         10/17/2008            423,599
     254,353  BNP PARIBAS+/-                                                            3.14         08/07/2008            254,017
     423,921  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $424,033)                                                           3.17         03/03/2008            423,921
     593,490  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $593,649)                                                           3.21         03/03/2008            593,490
     165,329  CAFCO LLC++                                                               3.32         03/11/2008            165,177
      84,784  CANCARA ASSET SECURITIZATION LIMITED                                      3.35         03/05/2008             84,753
     240,847  CANCARA ASSET SECURITIZATION LIMITED                                      3.33         03/18/2008            240,469
     381,529  CHARTA LLC++                                                              3.36         03/24/2008            380,712
     241,635  CHEYNE FINANCE LLC+/-(I)++(A)^^                                           5.12         02/25/2008            217,472
      52,566  CIESCO LLC                                                                3.16         03/24/2008             52,460
   1,017,411  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,017,685)                                3.23         03/03/2008          1,017,411
     211,961  CULLINAN FINANCE CORPORATION+/-++                                         3.21         08/04/2008            211,166
   1,017,411  DEUTSCHE BANK REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,017,685)                                               3.23         03/03/2008          1,017,411
     209,841  EUREKA SECURITIZATION INCORPORATED                                        3.25         03/14/2008            209,595
     614,686  FAIRWAY FINANCE CORPORATION++                                             3.33         03/12/2008            614,060
     343,376  FALCON ASSET SECURITIZATION CORPORATION                                   3.20         03/11/2008            343,071
     596,881  GALLEON CAPITAL LLC++                                                     3.40         03/05/2008            596,656
     169,568  GEMINI SECURITIZATION INCORPORATED++                                      3.30         03/13/2008            169,382
     135,655  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             3.20         06/16/2008            135,655
     678,274  GRAMPIAN FUNDING LIMITED                                                  3.23         03/06/2008            677,970
   1,017,411  GREENWICH CAPITAL MARKETS INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $1,017,682)                           3.20         03/03/2008          1,017,411
     296,745  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             3.20         10/16/2008            296,745
   1,017,411  JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,017,685)                                               3.23         03/03/2008          1,017,411
     233,157  LIBERTY STREET FUNDING CORPORATION++                                      3.30         03/03/2008            233,114
   1,017,411  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $1,017,682)                                3.20         03/03/2008          1,017,411
     211,961  METLIFE GLOBAL FUNDING I+/-++                                             3.12         10/21/2008            211,940
     583,316  MONT BLANC CAPITAL CORPORATION                                            3.37         03/25/2008            582,009
     127,176  MORGAN STANLEY+/-                                                         3.20         04/07/2008            127,176
     130,356  MORGAN STANLEY+/-                                                         3.25         10/15/2008            130,336
     635,882  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $636,052)                                                 3.21         03/03/2008            635,882
     211,961  NATEXIS BANQUES POPULAIRES+/-++                                           4.92         09/08/2008            211,056

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INCOME FUNDS

                     PORTFOLIO OF INVESTMENTS - FEBRUARY 29, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    150,916  PREMIUM ASSET TRUST+/-++                                                  4.40%        07/15/2008    $       151,060
     398,104  RACERS TRUST SERIES 2004-6-MM+/-++                                        3.27         03/22/2008            397,560
     233,157  SCALDIS CAPITAL LIMITED                                                   3.29         03/20/2008            232,753
     182,286  SHEFFIELD RECEIVABLES CORPORATION                                         3.22         03/06/2008            182,205
     152,612  SHEFFIELD RECEIVABLES CORPORATION++                                       3.32         03/12/2008            152,457
     169,568  SLM CORPORATION+/-++                                                      3.16         05/12/2008            169,042
     339,137  STANFIELD VICTORIA FUNDING LLC+/-(I)++(A)^^                               5.27         04/03/2008            302,374
     227,222  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      3.32         03/03/2008            227,180
     406,964  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                        3.35         03/17/2008            406,358
     847,842  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 3.32         10/03/2008            847,842
     211,961  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        3.19         10/08/2008            211,807
     429,008  VERSAILLES CDS LLC                                                        3.60         03/13/2008            428,493
     211,961  VICTORIA FINANCE LLC+/-(I)++(A)^^                                         5.11         05/02/2008            188,984
     211,961  VICTORIA FINANCE LLC+/-(I)++(A)^^                                         3.61         08/07/2008            188,984
     339,137  WACHOVIA BANK NA+/-                                                       4.68         01/12/2009            336,950
     110,220  WINDMILL FUNDING CORPORATION++                                            3.33         03/24/2008            109,983

                                                                                                                        19,556,353
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,399,280)                                                              20,346,869
                                                                                                                   ---------------

SHARES
SHORT-TERM INVESTMENTS: 8.79%
  66,764,121  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              66,764,121
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $66,764,121)                                                                         66,764,121
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $804,215,307)*                                              103.04%                                          $   782,461,807

OTHER ASSETS AND LIABILITIES, NET                                  (3.04)                                              (23,066,477)
                                                                  ------                                           ---------------

                                                                  100.00%                                          $   759,395,330
TOTAL NET ASSETS                                                  ------                                           ---------------


+/-   VARIABLE RATE INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(I)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(D) THIS SECURITY IS A STRUCTURED NOTE WHICH GENERATES INCOME BASED ON A COUPON FORMULA (-1,500 * 1 MONTH LIBOR + 15,573.5%) AND THE PREPAYMENT BEHAVIOR OF THE UNDERLYING COLLATERAL. THE COUPON IS SUBJECT TO A MANDATORY CAP OF 15,573.5% AND A MANDATORY FLOOR OF 11%. THE CURRENT INTEREST RATE IS (-1500*3.11)+15,573.5%= 10,908.5%.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@     FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $66,764,121.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

INCOME NO LOAD

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures approved by the Board of Trustees.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: April 17, 2008


/s/ Karla M. Rabusch



Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: April 17, 2008


/s/ Stephen W. Leonhardt




Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                              Wells Fargo Funds Trust


                                              By:
                                                  /s/ Karla M. Rabusch


                                                  Karla M. Rabusch
                                                  President




                                              Date:  April 17, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                              Wells Fargo Funds Trust



                                              By:
                                                  /s/ Karla M. Rabusch

                                                  Karla M. Rabusch
                                                  President

                                                     Date: April 17, 2008


                                              By:

                                                  /s/ Stephen W. Leonhardt
                                                  Stephen W. Leonhardt
                                                  Treasurer

                                                  Date: April 17, 2008